          As filed with the Securities and Exchange Commission on March 17, 1998

                                                                File No. 33-2610
                                                               File No. 811-4550
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                            REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933      [X]

                       Post-Effective Amendment No. 44        [X]

                                      and

                            REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                               Amendment No. 46              [X]

                              THE MAINSTAY FUNDS
                              ------------------
              (Exact Name of Registrant as Specified in Charter)
                               51 Madison Avenue
                           New York, New York 10010
                             ---------------------
                   (Address of Principal Executive Offices)
                                (212) 576-5773
                            ----------------------
             (Registrant's Telephone Number, including Area Code)

                                                      with a copy to:
A. Thomas Smith III, Esq.                             Jeffrey L. Steele, Esq.
The MainStay Funds                                    Dechert Price & Rhoads
51 Madison Avenue                                     1775 Eye St, N.W.
New York, New York  10010                             Washington, DC  20006
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  Immediately upon filing pursuant to [ ] on (          ) pursuant to
           paragraph (b), or                     paragraph (b), or

[ ]  60 days after filing pursuant to    [ ] on (          ) pursuant to
     paragraph (a)(1), or                        paragraph (a)(1), or

[ ]  75 days after filing pursuant to    [X] on June 1, 1998 pursuant to
     paragraph (a)(2), or                    paragraph (a)(2), of Rule 485.
-------------------------------------------------------------------------------

                          PROSPECTUS AND STATEMENT OF

                       ADDITIONAL INFORMATION RELATING TO

                               THE MAINSTAY FUNDS

                             CROSS REFERENCE SHEET



The enclosed Prospectus and Statement of Additional Information relate only to the Large Cap Growth Fund, Large Cap Value Fund, Small Cap Value Fund, Large to Mid Cap Value Growth Fund, Small Cap Growth Fund, Equity Income Fund and Global High Yield Bond Fund, newly created series of The MainStay Funds (the "Trust"). The enclosed Part C relates to all of the series of the Trust. Information relating to the Capital Appreciation Fund, Equity Index Fund, International Equity Fund, Convertible Fund, Total Return Fund, Value Fund, Government Fund, High Yield Corporate Bond Fund, International Bond Fund, Money Market Fund, Strategic Income Fund, California Tax Free Fund, New York Tax Free Fund and Tax Free Bond Fund is located in Post-Effective Amendment No. 43 to the Trust's Registration Statement. Information relating to the Strategic Value Fund is located in Post-Effective Amendment No. 41 to the Trust's Registration Statement.



                          ITEMS REQUIRED BY FORM N-1A
                          ---------------------------



Item Number in Part A                      Prospectus Caption
---------------------                      ------------------


      1                                Cover Page

      2 Tell Me the Key Facts - Analyze the Cost of Investing: Two Kinds of Fees; If you invest $1,000, you might pay

      3                                Not applicable

      4                                Tell Me the Key Facts -Descriptions of
                                       Each Fund; General Investment
                                       Considerations; Tell Me the Details -
                                       The Trust; Other Information About the
                                       Funds; Description of

                                       Investments and Investment Practices;
                                       Investment Restrictions

      5 Tell Me the Key Facts - Descriptions of Each Fund; Know With Whom You're Investing; Tell Me the Details - The Trust; Manager, Sub-Advisers and Distributor

      5A                               Not applicable

      6 Tell Me the Key Facts - Decide whether to pay a sales charge now, later or maybe never; Decide How to Receive Your Earnings; Understand the Tax
                                       Consequences; Know Your Rights as a
                                       Shareholder; Tell Me the Details - The
                                       Trust; Alternative Sales Arrangements;
                                       Portfolio Transactions; Tax Information

      7 Tell Me the Key Facts - Decide whether to pay a sales charge now, later or maybe never; Consider Reducing Your Sales Charge; Open an Account and Buy Shares; Know with Whom You're Investing; Tell Me the Details - Manager, Sub-Advisers and Distributor; How to Purchase Shares of the Funds; Alternative Sales Arrangements

      8 Tell Me the Key Facts - Know How to Sell and Exchange Shares; Tell Me the Details-Redemptions, Repurchases and Exchanges

      9                                Not Applicable

Item Number in Part B               Statement of Additional Information Caption
---------------------               -------------------------------------------



     10                           Cover Page



     11                           Table of Contents



     12                           Organization and Capitalization



     13                               Investment Practices Common to Multiple
                                  Funds; Additional Fundamental Investment
                                  Restrictions; Additional Non-Fundamental
                                  Investment Restrictions


     14                           Trustees and Officers



     15                           Trustees and Officers; Other Information



     16                           The Manager, the Sub-Advisers and the
                                  Distributor



     17                           Portfolio Transactions and Brokerage



     18                           Organization and Capitalization



     19                           Shareholder Investment Account; Redemption and
                                  Repurchase; Net Asset Value

     20                           Tax Status



     21                           The Manager, the Sub-Advisers and the
                                  Distributor



     22                           Calculation of Performance Quotations; Tax
                                  Status



     23                           Financial Statements

--------------------------------------------------------------------------------
The MainStay Funds Prospectus                                       June 1, 1998
--------------------------------------------------------------------------------

================================================================================
Read This!
================================================================================

These Funds aren't federally insured or guaranteed by the U.S. government--even if you're investing through a bank. Shares of these Funds are not deposits or obligations of, or guaranteed or insured by any financial institution, the Federal Deposit Insurance Corporation, or any other government agency. Investments in the Funds are subject to investment risks, including possible loss of principal.

No guarantees. There are no guarantees that a Fund will meet its objectives. All mutual funds involve risk, including the potential to lose some or all of your original investment. Except for money market funds, the price of a mutual fund share will fluctuate and, when sold, may be higher or lower than your original purchase price.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------

Please read this Prospectus carefully before you invest and keep it for future reference. It includes information you should know before investing. We hope you will easily find and understand the information you need but if you have any suggestions for improvement--or if you need any help--please ask your Registered Representative.

For even more details, write to NYLIFE Distributors Inc., 300 Interpace Parkway, Building A, Parsippany, N.J. 07054, call 1-800-MAINSTAY (1-800-624-6782), or visit our website at http://www.mainstayfunds.com.

The Statement of Additional Information (SAI) is incorporated by reference into this Prospectus and also has been filed with the Securities and Exchange Commission (SEC). For a free copy of the current SAI write to NYLIFE Distributors, Inc. or call 1-800-MAINSTAY. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

--------------------------------------------------------------------------------


MainStay offers 22 mutual funds. The following 7 funds are offered in this Prospectus.

================================================================================
Growth
================================================================================
Blue Chip Growth Fund ..............................................     page 10
Research Value Fund ................................................     page 11
Small Cap Value Fund ...............................................     page 12
Growth Opportunities Fund ..........................................     page 13
Small Cap Growth Fund ..............................................     page 14
Equity Income Fund .................................................     page 15

================================================================================
Income
================================================================================
Global High Yield Fund .............................................     page 16


                            [LOGO] MainStay(R) Funds

                       This page intentionally left blank

--------------------------------------------------------------------------------
                                 What's Inside?
--------------------------------------------------------------------------------

================================================================================
Tell Me Quickly                                                            page
================================================================================
The MainStay Funds ..........................................................1

A Quick Overview...Understanding The MainStay Funds .........................4

================================================================================
Tell Me the Key Facts
================================================================================

Analyze the Costs of Investing: Two Kinds of Fees ...........................6

If You Invest $1,000, You Might Pay... ......................................6

Descriptions of Each Fund ..................................................10

General Investment Considerations ..........................................17

Decide Whether to Pay a Sales Charge Now, Later...or Maybe Never ...........19

Consider Reducing Your Sales Charge ........................................20

Open an Account/Buy Shares .................................................21

Know How to Sell and Exchange Shares .......................................23

Decide How to Receive Your Earnings ........................................25

Understand the Tax Consequences ............................................26

Know With Whom You're Investing ............................................27

Know Your Rights as a Shareholder ..........................................31

================================================================================
Tell Me the Details
================================================================================

The Trust ..................................................................32

Other Information About the Funds ..........................................32

Description of Investments and Investment Practices ........................33

Manager, Sub-Advisers and Distributor ......................................37

How to Purchase Shares of the Funds ........................................38

Alternative Sales Arrangements .............................................40

Redemptions and Exchanges ..................................................42

Tax-deferred Retirement Plans ..............................................43

Net Asset Value ............................................................44

Portfolio Transactions .....................................................44

Tax Information ............................................................44

Other Information ..........................................................44

Appendix A: Description of Securities Ratings ..............................45

================================================================================
                                 Tell Me Quickly
================================================================================

--------------------------------------------------------------------------------
                               A Quick Overview...
--------------------------------------------------------------------------------

Investing in a mutual fund may seem complicated, but it may be easier when you go through a Registered Representative. He or she can do many of the administrative tasks--and help you confidently manage the rest.

-----
  1
-----

================================================================================
Set your investment priorities
================================================================================

Decide if they are:

o    protecting what you have,

o    receiving income from dividends,

o    participating in the potential for greater investment returns, or

o    a combination of any of the above.

How much risk of losing money are you willing to take, how aggressive are you willing to be to try to make money? This two-part question may be the most difficult question in the world of investing. Start with your gut feeling--then talk it over with your Registered Representative. This is also an appropriate time to talk about your investment goals. Your Registered Representative may have some ideas you haven't considered.

--------------------------------------------------------------------------------

-----
  2
-----

================================================================================
Study the Funds' objectives, policies, and risks
================================================================================

Focus on the Funds that seem to be seeking your objectives. Read about the people who manage each Fund. Understand the types of securities in which each Fund invests and the risks associated with those investments.

Talk with your Registered Representative.

For key facts about and risks associated with the Funds, see pages __-__. For more detailed information, see "Tell Me the Details" in this prospectus and see the SAI.

--------------------------------------------------------------------------------

-----
  3
-----

================================================================================
Evaluate each Fund's fees and expenses
================================================================================

Understand one-time and ongoing fees.

See the tables beginning on page _ for your Fund's one-time and ongoing fees and the impact of those costs on a $1,000 investment.

--------------------------------------------------------------------------------

-----
  7
-----

================================================================================
Open an account/Buy shares
================================================================================

To open an account, fill out an application, and have your Registered Representative place the order. He or she can be invaluable here.

Make sure to provide complete information, including who will own the account, and certify your Social Security number or Taxpayer I.D. number. This is also the time to decide how you want to receive earnings in cash or additional shares and whether you want telephone privileges and to make other choices that will affect how you access your investments. (You may also place the order directly with MainStay.)

For more on opening an account including opening an account directly--see page
__.

--------------------------------------------------------------------------------

-----
  8
-----

================================================================================
See how many shares your money
will buy
================================================================================

You can calculate the number of shares of a Fund your money buys using a simple equation: (1) subtract the amount of any sales charge, then (2) divide the remaining amount of your investment by the price of one share of the Fund.

Each Fund's share price (NAV or "net asset value") is calculated at the close of business of the New York Stock Exchange, normally 4:00 PM Eastern time, each business day. The number of shares you receive is based on the NAV next calculated after your order is received. You'll receive written confirmation of your purchase.

To learn more, see pages __ and __.

--------------------------------------------------------------------------------

-----
  9
-----

================================================================================
Ongoing fees
================================================================================

Every mutual fund pays fees for services. These may include distribution and marketing, investment management, and shareholder services. Fees may be charged on different schedules but the Fund accrues these expenses daily. You're not charged directly, the Fund pays the fees to the firms who provide the services, and then deducts the amounts from the Fund's assets. This, consequently, reduces the NAV of your shares.

To learn more, see pages ____ and ____.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       ...Understanding The MainStay Funds
--------------------------------------------------------------------------------

-----
  4
-----

================================================================================
Decide how much to invest in each Fund
================================================================================

You may split your investment among as many MainStay Funds as you desire. The initial investment, however, must be at least $500 in each Fund offered in this Prospectus.

--------------------------------------------------------------------------------

-----
  5
-----

================================================================================
Decide when to pay the sales charge:
now or later
================================================================================

There may be a sales charge on share purchases. You may choose to pay it when you invest (and you'll own "Class A" shares), or defer it until you sell, according to a sliding scale based on the number of years you own the shares (you'll own "Class B" shares). The sliding scale drops from 5% in the first year to 0% after six years.

Deferring the sales charge allows you to buy more shares, but you'll pay higher ongoing fees than Class A shareholders, which will reduce any earnings paid to you.

Class B shares will be automatically converted to Class A shares at the end of the calendar quarter occurring eight years after the date a shareholder purchases their shares.

For a list of the pros and cons of each choice, see page __.

--------------------------------------------------------------------------------

-----
  6
-----

================================================================================
Consider reducing the sales charge
================================================================================

There are also many ways to reduce or eliminate your sales charges, including combining purchases, signing up for a letter of intent, or others. There are no sales charges for reinvesting earnings.

See page __ for details.

--------------------------------------------------------------------------------

-----
 10
-----

================================================================================
Earn dividends and
capital gains
================================================================================

Your Fund may earn money through interest payments, dividend payments, or through capital appreciation of the securities it owns. The Fund periodically distributes these earnings to you, based on the number of shares you own.

You should check how often a Fund makes distributions, especially if current income is important to you.

You may elect to have earnings sent to you or have them automatically reinvested in more shares (with no sales charge).

To learn more, see page __.

--------------------------------------------------------------------------------

-----
 11
-----

================================================================================
Exchange shares/Redeem shares
================================================================================

You generally may redeem your shares on any business day. The Fund will redeem shares at the current NAV and send you a check. If you wish, you may exchange shares of one Fund for shares of another. You can only exchange shares of the same class. An exchange is considered a sale of one Fund and a purchase of another and may have tax consequences.

If you own Class B shares you may pay a charge when you redeem your shares, depending on the length of time you've held the shares. MainStay provides a number of convenient ways to redeem your shares.

If you buy $1 million or more of Class A shares and redeem them within a year of the purchase, you may pay a sales charge.

To learn more, see pages __-__.

--------------------------------------------------------------------------------

-----
 12
-----

================================================================================
Manage your taxes/
Align your goals
================================================================================

If you've made a profit on your investment--either through dividends, distributions, or capital gains, you may have to pay taxes at tax time (consult your tax adviser).

Be aware that your Fund may earn 1998 income that will be paid to you in January, 1999, but will apply to your 1998 tax return.

To learn more, see page __.

--------------------------------------------------------------------------------

-----
 13
-----

================================================================================
Know your rights/
Stay informed
================================================================================

Most of all, you have the right to ask questions-- and have them answered intelligently. You may call your Registered Representative at any time.

MainStay will send you a quarterly statement, a confirmation of each transaction, and annual and semiannual reports on your Fund's status and investments.

To learn more, see page __.

--------------------------------------------------------------------------------

================================================================================
                              Tell Me The Key Facts
================================================================================

--------------------------------------------------------------------------------
                Analyze the Costs of Investing: Two Kinds of Fees
--------------------------------------------------------------------------------

To help you understand the costs of investing in a MainStay Fund, we've provided expense information based on estimated expenses for each Fund's first year of operation. Because some expenses are based on the value of the Fund's assets, which fluctuates daily, you should only use these figures as hypothetical examples of what you might actually pay.

One-time fees. You may pay one-time transaction fees: a sales charge (commission) for each separate investment or redemption, as applicable. See pages __-__ for more details.

Ongoing fees. Each Fund pays ongoing operating fees to the manager, custodians and other professionals who provide services to the Fund. These fees are billed to the Fund and then factored into the share price. They're not billed to you separately, but they do reduce the value of each share you own. See pages __-__ for more details.

Management fees pay for the investment sub-advisers who invest your money and for administrative services such as keeping records and providing you with statements and reports. The Rule 12b-1 fees shown on pages _-__ pay, for example, commissions and marketing/promotional expenses. "Other" includes legal, auditing, custodian, and other fees. See pages __-__ for more details on fees.

--------------------------------------------------------------------------------

Why read about costs? Costs are important since they may lower your earnings. For example, a Fund with higher costs must perform better just to equal the return of a Fund with lower costs. All things being equal, therefore, a lower-cost Fund will begin with an advantage.

Lower fees alone, however, will not guarantee better total return performance. For example, a Fund with no up-front sales charge may actually have higher ongoing expenses. It may also leave you without a Registered Representative to advise you. Before investing, you should be sure you understand the nature of different costs.


Investing a million? The up-front sales charge is waived on investments of $1 million or more in Class A shares. But, there may be a contingent deferred sales charge of 1% on redemptions (sales of shares) made within a year of the purchase date.


--------------------------------------------------------------------------------
                     If You Invest $1,000, You Might Pay...
--------------------------------------------------------------------------------

The "Examples" on the following pages are provided to help you understand the various costs and expenses that an investor in each Fund will bear directly or indirectly.

The examples on pages _-__ are based on a hypothetical 5% annual return on an investment of $1,000, conversion of Class B shares to Class A shares after 8 years and the annual fund operating expenses reflected in each chart under Sales Charges and Operating Expenses. Each pie chart illustrates the expenses that would be paid by a shareholder for shares held for a period of five years with the same assumptions.

The actual return on your investment, of course, may be more or less than 5%, and the actual expenses may also be more or less than those shown. This, of course, depends on a variety of factors, including the performance of the Fund. The figures in the following charts, therefore, do not represent how your investment will perform, nor do they show how the Funds have actually performed in the past. They are strictly hypothetical examples.

--------------------------------------------------------------------------------
   Take Note: The lowest sales charge won't
   always be the least expensive option.
--------------------------------------------------------------------------------
The contingent deferred sales charge (Class B shares) declines the longer you stay invested in the Fund (from 5% in year one to 0% after six years); but even if your sales charge drops to 0%, your cost over time might be more than the cost of paying the full up-front sales charge. Notice the examples on the following pages: you pay higher 12b-1 fees (which are ongoing fees) if you defer the sales charge. However, if you hold Class B shares for eight years, they will automatically be converted to Class A shares which pay lower 12b-1 fees.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Sales Charges and Operating Expenses                                                        Examples
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
BLUE CHIP GROWTH FUND                       CLASS A   CLASS B            CLASS A                          CLASS B
====================================================================================================================================
                                                                                              Assuming No     Assuming Redemption
Shareholder Transaction Expenses                                                              Redemption   at the End of Each Period
Maximum Sales Charge Imposed on Purchase of                                                   -----------  -------------------------
Shares (as a percentage of offering price)    5.50%     None    Expenses after 1 year   $        $                   $
                                                                Expenses after 3 years  $        $                   $
                                                                Expenses after 5 years  $        $                   $
                                                                Expenses after 10 years $        $                   $
Deferred Sales Charge
(as a percentage of redemption proceeds)(1)   None      5.00%

Annual Fund Operating Expenses                                           [THE FOLLOWING TABLES WERE REPRESENTED BY
(as a percentage of average net assets)                                      PIE CHARTS IN THE PRINTED MATERIAL.]

Management Fees                                   %         %   $    up-front sales charge             $    deferred sales charge
12b-1 Fees(2)                                 0.25%     1.00%        management fees                        management fees
Other Expenses                                    %         %        12b-1 fees                             12b-1 fees
                                              ----      ----         other expenses                         other expenses
                                                                --------------------------             --------------------------
Total Fund Operating Expenses                     %         %   $    total sales charges               $    total sales charges
                                              ====      ====         and expenses                           and expenses


====================================================================================================================================
RESEARCH VALUE FUND                         CLASS A   CLASS B            CLASS A                          CLASS B
====================================================================================================================================
                                                                                              Assuming No     Assuming Redemption
Shareholder Transaction Expenses                                                              Redemption   at the End of Each Period
Maximum Sales Charge Imposed on Purchase of                                                   -----------  -------------------------
Shares (as a percentage of offering price)    5.50%     None    Expenses after 1 year   $        $                   $
                                                                Expenses after 3 years  $        $                   $
                                                                Expenses after 5 years  $        $                   $
                                                                Expenses after 10 years $        $                   $
Deferred Sales Charge
(as a percentage of redemption proceeds)(1)   None      5.00%

Annual Fund Operating Expenses                                           [THE FOLLOWING TABLES WERE REPRESENTED BY
(as a percentage of average net assets)                                      PIE CHARTS IN THE PRINTED MATERIAL.]

Management Fees                                   %         %   $    up-front sales charge             $    deferred sales charge
12b-1 Fees(2)                                 0.25%     1.00%        management fees                        management fees
Other Expenses                                    %         %        12b-1 fees                             12b-1 fees
                                              ----      ----         other expenses                         other expenses
                                                                --------------------------             --------------------------
Total Fund Operating Expenses                     %         %   $    total sales charges               $    total sales charges
                                              ====      ====         and expenses                           and expenses

====================================================================================================================================
SMALL CAP VALUE FUND                        CLASS A   CLASS B            CLASS A                          CLASS B
====================================================================================================================================
                                                                                              Assuming No     Assuming Redemption
Shareholder Transaction Expenses                                                              Redemption   at the End of Each Period
Maximum Sales Charge Imposed on Purchase of                                                   -----------  -------------------------
Shares (as a percentage of offering price)    5.50%     None    Expenses after 1 year   $        $                   $
                                                                Expenses after 3 years  $        $                   $
                                                                Expenses after 5 years  $        $                   $
                                                                Expenses after 10 years $        $                   $
Deferred Sales Charge
(as a percentage of redemption proceeds)(1)   None      5.00%

Annual Fund Operating Expenses                                           [THE FOLLOWING TABLES WERE REPRESENTED BY
(as a percentage of average net assets)                                      PIE CHARTS IN THE PRINTED MATERIAL.]

Management Fees                                   %         %   $    up-front sales charge             $    deferred sales charge
12b-1 Fees(2)                                 0.25%     1.00%        management fees                        management fees
Other Expenses                                    %         %        12b-1 fees                             12b-1 fees
                                              ----      ----         other expenses                         other expenses
                                                                --------------------------             --------------------------
Total Fund Operating Expenses                     %         %   $    total sales charges               $    total sales charges
                                              ====      ====         and expenses                           and expenses


====================================================================================================================================
GROWTH OPPORTUNITIES FUND                   CLASS A   CLASS B            CLASS A                          CLASS B
====================================================================================================================================
                                                                                              Assuming No     Assuming Redemption
Shareholder Transaction Expenses                                                              Redemption   at the End of Each Period
Maximum Sales Charge Imposed on Purchase of                                                   -----------  -------------------------
Shares (as a percentage of offering price)    5.50%     None    Expenses after 1 year   $        $                   $
                                                                Expenses after 3 years  $        $                   $
                                                                Expenses after 5 years  $        $                   $
                                                                Expenses after 10 years $        $                   $
Deferred Sales Charge
(as a percentage of redemption proceeds)(1)   None      5.00%

Annual Fund Operating Expenses                                           [THE FOLLOWING TABLES WERE REPRESENTED BY
(as a percentage of average net assets)                                      PIE CHARTS IN THE PRINTED MATERIAL.]

Management Fees                                   %         %   $    up-front sales charge             $    deferred sales charge
12b-1 Fees(2)                                 0.25%     1.00%        management fees                        management fees
Other Expenses                                    %         %        12b-1 fees                             12b-1 fees
                                              ----      ----         other expenses                         other expenses
                                                                --------------------------             --------------------------
Total Fund Operating Expenses                     %         %   $    total sales charges               $    total sales charges
                                              ====      ====         and expenses                           and expenses


====================================================================================================================================
SMALL CAP GROWTH FUND                        CLASS A   CLASS B            CLASS A                          CLASS B
====================================================================================================================================
                                                                                              Assuming No     Assuming Redemption
Shareholder Transaction Expenses                                                              Redemption   at the End of Each Period
Maximum Sales Charge Imposed on Purchase of                                                   -----------  -------------------------
Shares (as a percentage of offering price)    5.50%     None    Expenses after 1 year   $        $                   $
                                                                Expenses after 3 years  $        $                   $
                                                                Expenses after 5 years  $        $                   $
                                                                Expenses after 10 years $        $                   $
Deferred Sales Charge
(as a percentage of redemption proceeds)(1)   None      5.00%

Annual Fund Operating Expenses                                           [THE FOLLOWING TABLES WERE REPRESENTED BY
(as a percentage of average net assets)                                      PIE CHARTS IN THE PRINTED MATERIAL.]

Management Fees                                   %         %   $    up-front sales charge             $    deferred sales charge
12b-1 Fees(2)                                 0.25%     1.00%        management fees                        management fees
Other Expenses                                    %         %        12b-1 fees                             12b-1 fees
                                              ----      ----         other expenses                         other expenses
                                                                --------------------------             --------------------------
Total Fund Operating Expenses                     %         %   $    total sales charges               $    total sales charges
                                              ====      ====         and expenses                           and expenses

------------------------------------------------------------------------------------------------------------------------------------
Sales Charges and Operating Expenses                                                        Examples
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
EQUITY INCOME FUND                          CLASS A   CLASS B            CLASS A                          CLASS B
====================================================================================================================================
                                                                                              Assuming No     Assuming Redemption
Shareholder Transaction Expenses                                                              Redemption   at the End of Each Period
Maximum Sales Charge Imposed on Purchase of                                                   -----------  -------------------------
Shares (as a percentage of offering price)        %     None    Expenses after 1 year   $        $                   $
                                                                Expenses after 3 years  $        $                   $
                                                                Expenses after 5 years  $        $                   $
                                                                Expenses after 10 years $        $                   $
Deferred Sales Charge
(as a percentage of redemption proceeds)(1)   None      5.00%

Annual Fund Operating Expenses                                           [THE FOLLOWING TABLES WERE REPRESENTED BY
(as a percentage of average net assets)                                      PIE CHARTS IN THE PRINTED MATERIAL.]

Management Fees                                   %         %   $    up-front sales charge             $    deferred sales charge
12b-1 Fees(2)                                 0.25%     1.00%        management fees                        management fees
Other Expenses                                    %         %        12b-1 fees                             12b-1 fees
                                              ----      ----         other expenses                         other expenses
                                                                --------------------------             --------------------------
Total Fund Operating Expenses                     %         %   $    total sales charges               $    total sales charges
                                              ====      ====         and expenses                           and expenses


====================================================================================================================================
GLOBAL HIGH YIELD FUND                      CLASS A   CLASS B            CLASS A                          CLASS B
====================================================================================================================================
                                                                                              Assuming No     Assuming Redemption
Shareholder Transaction Expenses                                                              Redemption   at the End of Each Period
Maximum Sales Charge Imposed on Purchase of                                                   -----------  -------------------------
Shares (as a percentage of offering price)        %     None    Expenses after 1 year   $        $                   $
                                                                Expenses after 3 years  $        $                   $
                                                                Expenses after 5 years  $        $                   $
                                                                Expenses after 10 years $        $                   $
Deferred Sales Charge
(as a percentage of redemption proceeds)(1)   None      5.00%

Annual Fund Operating Expenses                                           [THE FOLLOWING TABLES WERE REPRESENTED BY
(as a percentage of average net assets)                                      PIE CHARTS IN THE PRINTED MATERIAL.]

Management Fees                                   %         %   $    up-front sales charge             $    deferred sales charge
12b-1 Fees(2)                                 0.25%     1.00%        management fees                        management fees
Other Expenses                                    %         %        12b-1 fees                             12b-1 fees
                                              ----      ----         other expenses                         other expenses
                                                                --------------------------             --------------------------
Total Fund Operating Expenses                     %         %   $    total sales charges               $    total sales charges
                                              ====      ====         and expenses                           and expenses

(1) Generally, Class A shares of the Funds are not subject to a contingent deferred sales charge upon redemption. However, because front-end sales charges are waived on investments in Class A shares of $1 million or more, a contingent deferred sales charge of 1.00% will be imposed on redemptions of such investments effected within one year of the date of purchase. With respect to Class B shares, the amount of the contingent deferred sales charge will depend on the number of years since the shareholder purchased the shares being redeemed. See "Alternative Sales Arrangements--Deferred Sales Charge Class B Shares--Contingent Deferred Sales Charge, Class B."

(2) Under rules of the National Association of Securities Dealers, Inc. (the "NASD"), a distribution fee of up to 0.75% of average annual net assets is treated as a sales charge for certain purposes. Because the distribution fee is an annual fee charged against the assets of a Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of the maximum front-end sales charge permitted by rules of the NASD. For a description of the distribution plans adopted by the Funds, see "The Distributor."

================================================================================
                             Blue Chip Growth Fund

                            The Fund's objective is:
================================================================================

to seek capital appreciation by investing primarily in securities of large capitalization companies. Current income is a secondary investment objective.

Who should invest? Investors who seek growth of capital and, secondarily, current income.

See page ___ for more details about the Fund.

--------------------------------------------------------------------------------

================================================================================
                              The Fund invests in:
================================================================================

Under normal market conditions...

at least 80% of total assets in common stocks and other securities having equity characteristics, such as convertible debt, convertible preferred securities, preferred stocks, warrants and rights issued by Blue Chip companies (i.e., companies which possess leading market characteristics and certain financial characteristics) having market capitalizations of greater than $2 billion and revenues greater than $500 million;

Companies judged by GAMCO to have superior earnings per share (EPS) growth prospects and above-average or expanding:

o    market shares;

o    profit margins; and

o    returns on equity.

Up to 10% of total assets in securities of non-U.S. issuers.

 ...other investments suitable for most or all MainStay Funds. (See pages __-__, "General Investment Considerations" and pages __-__, "Description of Investments and Investment Practices," for details.)

GAMCO chooses securities for the Fund using fundamental securities analysis to develop company earnings forecasts for companies selecting those securities which it perceives to be undervalued or to otherwise have growth potential.

--------------------------------------------------------------------------------

Risks? Investment in common stocks and other equity securities is particularly subject to the risk of changing economic, stock market, industry and company conditions which can adversely affect the value of the Fund's holdings.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments and involve additional risks. (For more on risks of investing in foreign securities, see page __, "Description of Investments and Investment Practices--Foreign Securities.")

--------------------------------------------------------------------------------

WHO'S MANAGING
YOUR MONEY?

HOWARD F. WARD
OF GAMCO INVESTORS, INC.
(GABELLI ASSET MANAGEMENT CO.)

Mr. Ward is a portfolio manager with GAMCO. Prior to joining GAMCO in 1995, Mr. Ward was Managing Director and Director of the Quality Growth Equity Management Group of Scudder, Stevens and Clark, Inc., with which he had been associated since 1982 and where he served as lead portfolio manager for several of its registered investment companies. Mr. Ward has served as portfolio manager since the Fund's inception.

--------------------------------------------------------------------------------

================================================================================
                              Research Value Fund

                            The Fund's objective is:
================================================================================

to seek long-term capital appreciation by investing primarily in securities of large capitalization companies.

Who should invest? Investors who seek capital appreciation through a Fund which also attempts to preserve capital and control volatility as measured against the Standard & Poor's Composite 500 Stock Index (the "S&P 500").

--------------------------------------------------------------------------------

================================================================================
                              The Fund invests in:
================================================================================

Under normal market conditions...

 ...at least 80% of total assets in common stocks and other securities having equity characteristics, such as convertible debt, convertible preferred securities, preferred stocks, warrants and rights issued by companies with market capitalizations of greater than $2 billion.

 ...securities that, in the opinion of the Sub-Adviser, are currently undervalued in relation to their intrinsic value as indicated by the earnings and cash flow potential or the asset value of the respective issuers. The Sub-Adviser also considers growth and new products on a selective basis.

 ...debt securities, including U.S. government securities and corporate debt securities (such as bonds, notes and debentures) and money market instruments, including repurchase agreements.

 ...other investments suitable for most or all MainStay Funds. (See pages __-__, "General Investment Considerations" and page __-__, "Description of Investments and Investment Practices," for details.)

The Sub-Adviser uses a proprietary "value" method in selecting stocks for the Fund. In evaluating investments for the Fund, the Sub-Adviser uses a research intensive approach, considering factors such as: security prices that reflect a market valuation which is judged to be below the estimated present or future value of the company; favorable earnings growth prospects; expected above average return on equity and dividend yield; the financial condition of the issuer; and various qualitative factors. Although payment of current dividends and income are considered by the Sub-Adviser, they are not primary factors in the selection of investments.

--------------------------------------------------------------------------------

Risks? Investment in common stocks and other equity securities is particularly subject to the risk of changing economic stock market, industry and company conditions which can adversely affect the value of the Fund's holdings.

--------------------------------------------------------------------------------

WHO'S MANAGING
YOUR MONEY?

[JOHN A. LEVIN AND
JEFFREY A. KIGNER OF]
JOHN A. LEVIN & CO., INC.

[Mr. Levin has been Chairman and Chief Executive Officer of John A. Levin & Co. (and President of its predecessor) since 1982. He has been Director, President and Chief Executive Officer of Baker Fentress since June 1996. Mr. Kigner is Co-Chairman and Chief Investment Officer of John A. Levin & Co. Mr. Kigner has been a securities analyst and portfolio manager of John A. Levin & Co. (and its predecessor) since 1984. He has been a Director of Baker Fentress since June 1996. Messrs. Levin and Kigner have been portfolio managers of the Fund since its inception.]

================================================================================
                              Small Cap Value Fund

                            The Fund's objective is:
================================================================================

to seek long-term capital appreciation by investing primarily in securities of small-cap companies.

Who should invest? Investors who seek capital appreciation and are willing to accept a higher level of risk for higher return potential.

--------------------------------------------------------------------------------

================================================================================
                              The Fund invests in:
================================================================================

Under normal market conditions...

 ...at least 65% of total assets in common stocks and securities convertible into common stocks of companies with market capitalizations within the capitalization spectrum defined by the Russell 2000 stock index--as of June, 1997, between $170 million and $1.7 billion. In addition, the Fund has adopted a non-fundamental policy whereby it will invest at least 80% of total assets in such securities.

[The Fund may also invest in:

o    securities of companies with stock market capitalizations above $______

o    non-convertible preferred stocks

o    debt securities.]

Although the Fund is diversified, as a matter of non-fundamental policy, an investment in any one company generally will not exceed 3% of the Fund's net assets.

 ...other investments suitable for most or all MainStay Funds. (See pages __-__, "General Investment Considerations" and pages __-__, "Description of Investments and Investment Practices," for details.)

The Sub-Adviser uses a proprietary "value" method in managing the Fund's assets. In its securities selection process, the Sub-Adviser focuses on securities which it believes are undervalued and have positive and/or improving fundamentals. The Sub-Adviser uses a proprietary valuation model and fundamental security analysis, including direct company contact, to select investments for the Fund.

--------------------------------------------------------------------------------

Risks? Investment in common stocks and other equity securities is particularly subject to the risk of changing economic stock market, industry and company conditions which can adversely affect the value of the Fund's holdings.

Opportunities for greater gain often come with greater risk of loss. Some of the Fund's investments, therefore, may carry above-average risk, compared to common stock indexes, such as the S&P 500. Small-cap companies may be more volatile in price, have greater spreads between their bid and ask prices and have significantly lower trading volumes than companies with larger capitalizations. They may have cyclical, static or moderate growth prospects. Small-cap companies may be more vulnerable to adverse business or market developments than large-cap companies.

--------------------------------------------------------------------------------

WHO'S MANAGING
YOUR MONEY?

TIMOTHY DALTON, JR. AND
KENNETH GREINER
DALTON, GREINER, HARTMAN,
MAHER & CO.

Mr. Dalton is Chief Executive Officer and Chief Investment Officer of DGHM. He has served as CEO and CIO since he founded the investment management business in 1982. Kenneth Greiner, who joined the firm in 1983, is President of DGHM. Mr. Greiner has served as a portfolio manager and research analyst since 1983. Messrs. Dalton and Greiner have managed the Fund since its inception.

The Board of Trustees reserves the right to close the Fund to new investors at the discretion of the Board at such time as the Fund's assets reach $250 million or at such other time as the Board may determine appropriate.

================================================================================
                            Growth Opportunities Fund

                            The Fund's objective is:
================================================================================

to seek long term growth of capital, with income as a secondary consideration.

Who should invest? Investors who seek growth of capital and are willing to accept a higher level of risk for higher return potential.

================================================================================
                              The Fund invests in:
================================================================================

Under normal market conditions...

 ...at least 65% of total assets in common stocks and other equity-related securities of well established, well managed companies which appear to have better than average growth potential and have large- to mid-cap market capitalizations, generally above $5 billion.

 ...The Fund may invest up to 10% of its total assets in securities convertible into or with rights to purchase common stocks, such as warrants.

The Fund may also make loans of portfolio securities and may invest in foreign securities.

The Sub-Adviser will seek to identify companies which are considered to represent good value based on historical investment standards, including price/book value ratios and price/earnings ratios.

 ...other investments suitable for most or all MainStay Funds. (See page __, "General Investment Considerations" and pages ___-___, "Investments and Investment Practices," for details.)

--------------------------------------------------------------------------------

Risks? Investment in common stocks and other equity securities is particularly subject to the risk of changing economic stock market, industry and company conditions which can adversely affect the value of the Fund's holdings.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments and involve additional risks. (For more on risks of investing in foreign securities, see page ___, "Description of Investments and Investment Practices--Foreign Securities.")

WHO'S MANAGING
YOUR MONEY?

JAMES AGOSTISI AND
PATRICIA S. ROSSI OF NEW
YORK LIFE INSURANCE
COMPANY.

Mr. Agostisi is a Director of New York Life. He joined New York Life in 1984 and subsequently served as its head money market trader. From 1989 to 1994 he worked as a research analyst in both equities and high yield securities before becoming a portfolio manager in 1994. Ms. Rossi is Managing Director and head of Public Equities at New York Life which she joined in 1995. She has 21 years of investment management and research experience. Prior to joining New York Life, Ms. Rossi was a portfolio manager for the United Church of Christ--Pension Boards. Mr. Agostisi and Ms. Rossi have served as portfolio managers of the Fund since the Fund's inception.

================================================================================
                              Small Cap Growth Fund

                            The Fund's objective is:
================================================================================

seeks long-term capital appreciation by investing primarily in securities of small-cap companies.

Who should invest? Investors who seek growth and are willing to accept a higher level of risk for higher return potential.

--------------------------------------------------------------------------------

================================================================================
                              The Fund invests in:
================================================================================

 ...at least 65% of total assets in common stocks, preferred stocks, warrants and other equity securities of companies with market capitalizations generally between $100 million and $1.5 billion. MacKay-Shields selects investments according to the economic environment and the attractiveness of particular markets. Under normal market conditions...

 ...securities of companies with these characteristics:

o    above average revenue and earnings per share growth;

o    participation in growing markets;

o    potential for positive earnings surprises;

o    strong management with, ideally, high insider ownership.

 ...any other securities that are deemed by MacKay-Shields to be attractive due to special factors like new management, new products, changes in consumer demand or changes in the economy.

 ...other investments suitable for most or all MainStay Funds. (See pages __-__, "General Investment Considerations"; and pages __-, "Description of Investments and Investment Practices.")

--------------------------------------------------------------------------------

Risks? Investment in common stocks and other equity securities is particularly subject to the risk of changing economic stock market, industry and company conditions which can adversely affect the value of the Fund's holdings.

Opportunities for greater gain often come with greater risk of loss. Some of the Fund's investments, therefore, may carry above-average risk, compared to common stock indexes, such as the S&P 500 Index. Small-cap companies may be more volatile in price, have greater spreads between their bid and ask prices and have significantly lower trading volumes than companies with larger capitalizations. They may have cyclical, static or moderate growth prospects. Small-cap companies may be more vulnerable to adverse business or market developments than large-cap companies.

--------------------------------------------------------------------------------

WHO'S MANAGING
YOUR MONEY?

EDMUND C. SPELMAN AND
RUDOLPH C. CARRYL OF
MACKAY-SHIELDS FINANCIAL
CORPORATION.

Mr. Spelman is a Managing Director of MacKay-Shields, and specializes in equity securities. He joined MacKay-Shields in 1991 after working as a securities analyst at Oppenheimer & Co., Inc. (1983-1990), and has been a portfolio manager for the Fund since its inception. Mr. Carryl is a Managing Director of MacKay-Shields. He joined MacKay-Shields as a Director in 1992 with twelve years of investment management and research experience. Mr. Carryl was Research Director and Senior Portfolio Manager at Value Line, Inc. from 1978 to 1992. Messrs. Carryl and Spelman have acted as portfolio managers of the Fund since its inception and also serve as portfolio managers of the MainStay Capital Appreciation Fund.

================================================================================
                               Equity Income Fund

                            The Fund's objective is:
================================================================================

to realize maximum long term total return from a combination of capital appreciation and income.

Who should invest? Investors who seek to maximize total return from common stocks which also provide current income.

--------------------------------------------------------------------------------

================================================================================
                              The Fund invests in:
================================================================================

The Fund takes a flexible approach, emphasizing investments in common stocks with the characteristics listed below:

Under normal market conditions...

 ...at least 65% of net assets in common stocks and other equity income producing securities which

o    the Sub-Adviser believes were undervalued when purchased;

o    pay cash dividends;

o    are listed on a national securities exchange or traded in the OTC market.

The Sub-Adviser will seek to invest primarily in equities which pay out dividends and are deemed to be undervalued based on a number of factors. Those may include: relative valuation, prospects for future earnings growth, ability to grow dividends and corporate management.

 ...up to [35%] of total assets in equity securities that do not pay regular dividends, debt securities U.S. government securities, cash or cash equivalents.

 ...other investments suitable for most or all MainStay Funds. (See pages __-__, "General Investment Considerations" and pages __-__, "Description of Investments and Investment Practices," for details.)

--------------------------------------------------------------------------------

Risks? Investment in common stocks and other equity securities is particularly subject to the risk of changing economic stock market, industry and company conditions which can adversely affect the value of the Fund's holdings.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR
MONEY?

DENIS LAPLAIGE, NEIL
FEINBERG AND MICHAEL
SHERIDAN OF MACKAY-
SHIELDS FINANCIAL
CORPORATION.

Mr. Laplaige is President, Chief Investment Officer and Senior Managing Director of MacKay-Shields. He joined the firm in 1982, became a director in 1988, managing director in 1991 and a member of the Board of Directors in 1993. Mr. Feinberg is a Director of MacKay-Shields and has been a portfolio manager with the firm since 1992. For the three years prior to joining MacKay-Shields, he was an analyst for National Securities and Research Corporation; and for the four years prior to that he worked as a CPA/auditor for Peat Marwick Main & Company. Mr. Sheridan joined MacKay-Shields in 1996 and is an Associate Director. Previously, he was an equity analyst at Arnhold & S. Bleichroder Capital. Each portfolio manager has managed the Fund since its inception.

================================================================================
                             Global High Yield Fund

                            The Fund's objective is:
================================================================================

to provide maximum current income by investing primarily in high yield debt securities of non-US issuers. Capital appreciation is a secondary objective. Certain of the Fund's investments are speculative.

Who should invest? Investors who seek an opportunity for potentially higher income and overall return (and commensurately higher risk) by investing in multiple global market sectors, including emerging markets.

See page ___, for more details about the Fund.

--------------------------------------------------------------------------------

================================================================================
                              The Fund invests in:
================================================================================
 Under normal market conditions...

 ...at least 65% of total assets in debt securities issued by governments and governmental authorities and agencies: all types of foreign or Yankee debt securities, in U.S. dollars or foreign currency, ordinarily in the lower rating categories of Moody's (Baa to B) and S&P (BBB to B).

 ...without restriction in securities rated at least Ba or B by Moody's, BB or B by S&P, or unrated securities determined by the Sub-Adviser to be of comparable quality.

 ...in at least 3 different countries, which may include countries with established economies as well as emerging market countries, including those in Latin America and other newly industrialized countries that the Sub-Adviser believes present favorable opportunities.

The Fund may buy and sell currency on a spot basis and enter into forward foreign currency contracts for hedging purposes. The Fund may also buy foreign currency options.

 ...other investments suitable for most or all MainStay Funds. (See pages __-__, "General Investment Considerations" and pages __-__, "Description of Investments and Investment Practices.")
--------------------------------------------------------------------------------

Risks? The NAV of the Fund's shares will fluctuate depending on a number of factors. Generally, when interest rates fall, the NAV rises, and when interest rates rise, the NAV declines. Other factors such as changes in the perceived creditworthiness of certain issuers, changes in the relative values of currency, and changes in the average maturity of the Fund's investments can also affect NAV.

The risks of investing in particular types of securities also may vary. For example, some types of debt securities are particularly sensitive to interest rate changes and may therefore be especially volatile. Others may entail unique or special risks that can affect value. For example, securities rated below BBB or Baa (sometimes called "junk bonds") are not considered "investment-grade" and run greater risks of price fluctuations, loss of principal and interest, default or bankruptcy by the issuer, and other risks which is why these securities are considered speculative. (See page __. "Risks of Investing in High Yield Securities ('Junk Bonds')" for more details; and Appendix A for a description of ratings.)

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks, including currency fluctuations and political and economic instabilities. Investments in emerging markets can involve substantial volatility and significant economic uncertainties. For additional information, see "Description of Investments and Investment Practices--Foreign Securities."

Securities of issuers in one country may be denominated in the currency of another country.

For additional information regarding risks associated with investment in the Fund, see pages __-__, "Description of Investments and Investment Practices."

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

JOSEPH PORTERA AND MAUREEN
MCFARLAND

OF MACKAY-SHIELDS FINANCIAL CORPORATION. Mr. Portera and Ms. McFarland have served as portfolio managers since the Fund commenced operations. Mr. Portera is a Director of MacKay-Shields specializing in international bonds. He returned to MacKay-Shields in December 1996 after working at Fiduciary Trust Company International as a portfolio manager in international bonds. Mr. Portera served as a portfolio manager at MacKay-Shields from 1991 to 1995. Previously, Mr. Portera was a portfolio manager specializing in international debt securities at ABN-AMRO Bank, N.V. from 1988 to 1991. Ms. McFarland is an Associate Director at MacKay-Shields. She joined MacKay-Shields in 1997 as Currency Overlay Manager in the Global Division. Prior to joining the company, Ms. McFarland was employed at Brown Brothers Harriman & Co., where she managed global fixed income portfolios. Mr. Portera and Ms. McFarland have managed the Fund since inception.

--------------------------------------------------------------------------------
                        General Investment Considerations
--------------------------------------------------------------------------------

================================================================================
       SOME IMPORTANT POINTS TO UNDERSTAND ABOUT INVESTING IN MUTUAL FUNDS
================================================================================


--------------------------------------------------------------------------------
The share price of a Fund isn't always stable
--------------------------------------------------------------------------------

The value of the securities in a Fund and the share price (NAV) of that Fund will fluctuate. Many factors can affect the value of securities, including:

o    conditions in the securities markets;

o    business success of the companies that issued the securities;

o    creditworthiness of the companies that issued the securities;

o    interest rates;

o    average maturity of the Fund's nonequity or debt investments;

o    foreign currency exchange rates (where applicable); and

o    other factors.

--------------------------------------------------------------------------------
Funds aren't guaranteed
--------------------------------------------------------------------------------

Remember, mutual funds are not guaranteed or federally insured, even if you buy them through a bank. MainStay recommends that you speak with your Registered Representative to learn about other smart ways to help protect your money based on the level of risk you are willing to take.

--------------------------------------------------------------------------------
Fundamental investment objectives
--------------------------------------------------------------------------------

The investment objective of each Fund is fundamental, which means it can't be changed without shareholder approval.

--------------------------------------------------------------------------------
Read the prospectus
--------------------------------------------------------------------------------

You need to consider as many factors as possible when making an investment decision--which is why it's important to read the prospectus.

--------------------------------------------------------------------------------

FUND DIVERSIFICATION

Each of the Funds is "diversified" for the purposes of the Investment Company Act of 1940, as amended ("1940 Act").

TEMPORARY DEFENSIVE MEASURES

In times of unusual or adverse market conditions--for temporary defensive purposes--each Fund may invest without limit in cash and cash equivalents (as defined on pages __-__ under "Description of Investments and Investment Practices--Cash Equivalents").

INVESTMENTS IN ILLIQUID AND RESTRICTED SECURITIES

Each Fund has a nonfundamental policy that it will not invest more than 15% of its net assets in "illiquid" securities. These are securities subject to legal or contractual restrictions on resale (other than restricted securities eligible for resale pursuant to Rule 144A or Section 4(1) under the Securities Act of 1933 ("1933 Act") determined to be liquid pursuant to procedures established by the Board of Trustees), repurchase agreements maturing in more than seven days, certain options traded over the counter or other securities which legally or in the opinion of the applicable Sub-Adviser are deemed illiquid.

There may be undesirable delays and added costs in selling restricted securities.

--------------------------------------------------------------------------------
                        General Investment Considerations
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The effects of trading costs on your total return

"Portfolio turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. A 100% turnover rate, for example, means that, on average, every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the fund) and may generate short-term capital gains (on which you'll pay taxes, even if you don't sell any shares by year-end).

The Blue Chip Growth Fund estimates that its portfolio turnover rate will not exceed ___%. The Research Value Fund estimates that its portfolio turnover rate will not exceed 100%. The Small Cap Value Fund estimates that its portfolio turnover rate will be less than 100%. The Growth Opportunities Fund estimates that its portfolio turnover rate will not exceed ___%. The Small
Cap Growth Fund estimates that its portfolio turnover rate will not exceed
150%. The Equity Income Fund estimates that its portfolio turnover rate will not exceed 150%. The Global High Yield Fund estimates that its portfolio turnover rate will not exceed 175%.


A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should be aware that the "total return" figure (also found as a line item in a fund's "Financial Highlights" table) already includes portfolio turnover costs.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Decide Whether to Pay a Sales Charge Now, Later...or Maybe Never
--------------------------------------------------------------------------------

MainStay gives you the choice to either pay a sales charge "up-front" (Class A shares), or pay a sales charge at the "back-end" when you sell (Class B shares). Your Registered Representative can help you determine which type of sales charge would work better for you, based on how much and how long you wish to invest, and other factors listed in the table below.

MOST OF THE CHARACTERISTICS ARE THE SAME

Both Class A and Class B shares represent an interest in the same investments, give you the same rights, and are identical in all other respects, except each bears its own service and distribution expenses (Rule 12b-1 fees), and any other specific class expenses the Board of Trustees may approve.


====================================================================================================================================
                                                 WHAT ARE THE DIFFERENCES IF YOU...

   ...PAY UP-FRONT (CLASS A SHARES)?                            <VS>               ...PAY WHEN YOU REDEEM/SELL (CLASS B SHARES)?
====================================================================================================================================
Since some of your investment goes to pay a sales charge                You pay no up-front sales charge, your full investment goes
up-front, you start off owning fewer shares. But, you're                toward buying shares, so you start off owning more shares.
usually better off paying up-front if you:
                                                                        The ongoing Rule 12b-1 fees are higher, which means:
o    plan to own the shares for an extended period of time,
     since the Rule 12b-1 fees on Class B shares will                   o    you receive lower dividends;
     eventually exceed the cost of the up-front sales
     charge; or                                                         o    your NAV will generally be lower; and

o    qualify for a reduced sales charge (see page __,                   o    therefore, total performance per share will be lower
     "Consider Reducing Your Sales Charge," for details).                    than the Class A shares (but you'll own more shares).

You pay lower ongoing Rule 12b-1 fees--which means there's              You may pay a sales charge if you sell shares within the
more net income to pay you higher dividends per share.                  next 6 years (there are exceptions; see page __, "Deferred
                                                                        Sales Charge Class B Shares--Contingent Deferred Sales
You pay no sales charge when you redeem/sell your shares                Charge, Class B"):
(except if you bought more than $1 million of shares and
redeemed within 1 year, see page __).                                   o    the sales charge drops from 5% in the first year to 0%
                                                                             after six years,
------------------------------------------------------------
                                                                        o    it's assumed you're selling the shares you've owned the
If there aren't enough shares...                                             longest, so you pay the lowest possible sales charge,

When you sell Class B shares, the Fund is permitted to sell             o    if you sell a Fund's shares, the sales charge will be
additional Class B shares to cover the cost of the sales                     based on the lower of the current NAV of Fund shares
charge. If you don't own enough extra Class B shares to do                   less dividends and distributions or the price you
this, the sales charge will be taken from the proceeds of                    originally paid for those shares.
your sale, reducing the amount paid to you.
                                                                        ============================================================
If it's automatic reinvestment...
                                                                        Take note: If you hold Class B shares for eight years they
You don't pay any sales charge (Class A or Class B) on                  will be automatically converted to Class A shares which pay
shares bought through the automatic reinvestment of                     lower 12b-1 fees at the end of the calendar quarter
dividends or capital gains. The full amount goes toward                 occurring eight years after the date a shareholder purchases
buying more shares.                                                     their shares.

------------------------------------------------------------            ============================================================

--------------------------------------------------------------------------------
                       Consider Reducing Your Sales Charge
--------------------------------------------------------------------------------

THE REINVESTMENT PRIVILEGE MAY HELP YOU AVOID SALES CHARGES

When you sell shares, you have the right--for 30 days--to reinvest any or all of the money in any MainStay Fund without paying another sales charge (as long as those shares haven't been reinvested once already). If you've paid a sales charge when you redeem (Class B shares), you'll receive a pro-rata credit for reinvesting.

Note:Reinvestment won't relieve you of any tax consequences on gains realized from the sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

COMBINING PURCHASES LOWERS THE CHARGE

Generally, you can reduce a sales charge on purchases of Class A shares based on how much you've already invested. The sales charge will be calculated on the total net asset value of all the MainStay Fund shares you own--excluding Money Market Fund shares. This is helpful because the more you invest with MainStay, the lower the sales charge. (See "Alternative Sales Arrangements," page __.)

Make your actions known

To receive the reduced sales charge, you must convey the information about the shares you already own at the time you buy on the new account application. This privilege of "Rights of Accumulation" may be ended or altered at any time upon written notice.

REGULAR WITHDRAWALS TO PAY PREMIUMS

You won't pay a sales charge upon selling (Class B shares or Class A shares if you purchased $1 million or more) if you redeem shares under the Systematic Withdrawal Plan to pay scheduled monthly premiums on insurance issued by New York Life or an affiliate.

SIGN A LETTER OF INTENT (LOI)

If you qualify, you can sign a letter stating your intention to invest at least $100,000 within the next 24 months in Class A shares of one or more MainStay Funds and to pay the up-front sales charge. The current sales charge will be based on the total amount you intend to invest (the more you invest, the smaller the sales charge). See "Alternative Sales Arrangements," page __. For more information on LOIs, call your Registered Representative or MainStay Shareholder Services, Inc. ("MSS") at 1-800-MAINSTAY.

INVEST $1,000,000 OR MORE

If you invest $1,000,000 or more in Class A shares of one or more MainStay Funds, and don't sell the shares for at least one year, the up-front sales charge is waived. If you sell the shares within one year, you may pay a sales charge of 1% upon sale. See page __, "Reduced Sales Charges on Class A Shares--Contingent Deferred Sales Charge, Class A," for details. (This rule doesn't apply to exchanges between MainStay Funds.) Purchases of $1,000,000 or more must be for Class A shares only.

--------------------------------------------------------------------------------
Take note: Sales charges are sometimes waived
--------------------------------------------------------------------------------

There are other situations, including purchases by certain retirement plans, which entitle you to a waiver of the sales charge. (For purchases at NAV, see page __ for the full listing.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Open an Account and...
--------------------------------------------------------------------------------

RELY ON YOUR REGISTERED REPRESENTATIVE

MainStay Funds are called "load" funds, meaning you pay a sales charge for the ongoing assistance and advice of your Registered Representative.

"No-load" (no commission) funds generally require you to buy their shares on your own, directly from them.

HAVE YOUR REGISTERED REPRESENTATIVE
PLACE THE ORDER

Your Registered Representative can enter your order immediately by calling MSS, help you complete the application correctly and send it in for you.

MSS must receive payment within 3 business days or MainStay will cancel your order. You and/or the broker/dealer may also be liable for any losses or fees incurred.

YOU MUST INVEST AT LEAST THE MINIMUM AMOUNT

To open an account:

o    $500 for all Funds offered in this prospectus;

o    Each time after that: $50 for all Funds offered in this prospectus.

The minimum initial investment is waived for purchases by Trustees of the Trust, New York Life and its subsidiaries and their employees, officers, directors or agents.

FILL OUT THE APPLICATION COMPLETELY...
 ...with your Registered Representative's help.

Be sure to include the:

o    name(s) you want to appear on the account;

o    MainStay Fund(s) you want to invest in;

o    choice of Class A or Class B shares;

o    amount of the investment;

o    your certified Social Security number or Taxpayer I.D. number;

o    financial information;

o    employer information; and

o    other requested information.

================================================================================
HOW TO BUY SHARES
================================================================================

[GRAPHIC OF A CHECK PARTIALLY PLACED INTO AN ENVELOPE]
SEND A CHECK TO YOUR REGISTERED REPRESENTATIVE WITH THE APPLICATION

You'll pay the next NAV that's set after your order is received and accepted, plus any sales charge if purchasing Class A shares. Your check must be in U.S. dollars and drawn on a U.S. bank. Include the account number, Fund name and class of shares (Class A or Class B) you wish to buy. If the check doesn't clear, your order will be cancelled and you could be liable for losses or fees. We also reserve the right to limit the number of checks processed at one time.

You may send additional investments (minimum $50 each check) directly to: The MainStay Funds, PO Box 8401, Boston, MA 02266-8401. Please include your fund and account number and class of shares with all checks.

[GRAPHIC OF A TELEPHONE]
HAVE YOUR REGISTERED REPRESENTATIVE ORDER BY TELEPHONE...

 ... between 9:00 AM and 4:00 PM Eastern time on any day the New York Stock Exchange is open. You'll pay the next NAV that's set after your order is received in good order, plus any sales charge for Class A shares. Have your Registered Representative call MSS. Purchase orders effected by telephone are subject to a purchase minimum of $5,000 per Fund. You may not purchase shares of the Money Market Fund by telephone. MSS must receive your payment (and the application, if it's your initial investment) within the next 3 business days. All calls are recorded.

--------------------------------------------------------------------------------
                                  ...Buy Shares
--------------------------------------------------------------------------------

MAKE SURE YOU ARE USING THE PROPER FORMS

Your order to buy is only accepted when received by MSS with all information, signatures, documents, and payments required to carry it out. Federal law requires you to provide a certified Taxpayer I.D. number when you open an account.

BUY SHARES AT THE CURRENT MARKET PRICE

(known as the net asset value, or NAV) on days the New York Stock Exchange is open.

The NAV--the price of a share that is used for buying and selling--is determined each day that the New York Stock Exchange is open. NAV is calculated at the close of business of the New York Stock Exchange (normally at 4:00 PM Eastern time).

--------------------------------------------------------------------------------
NAV is calculated by:
--------------------------------------------------------------------------------

o taking the current market value of the Fund's total assets attributable to a class of shares (either Class A shares or Class B shares);

o    subtracting the liabilities attributable to that class; and

o dividing the remainder by the total number of shares owned of that class. (See page __ and the SAI for the full details on calculating NAV.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Make sure your application is complete
--------------------------------------------------------------------------------

MainStay and MSS each reserves the right to reject your application, particularly if it's incomplete (for instance, if you haven't included your certified Taxpayer I.D. number).

--------------------------------------------------------------------------------
Choices
--------------------------------------------------------------------------------

If you want the ability to receive checks for the dividends or capital gains you earn, you must grant authorization on the application.

If you do not want the ability to sell shares by telephone, you must indicate that on the application.

--------------------------------------------------------------------------------

================================================================================

[GRAPHIC OF A RADIO TOWER]
WIRE MONEY FROM YOUR BANK ACCOUNT

Have your Registered Representative call MSS for an account number and wiring instructions. Give them to your bank, which may charge a fee for wiring. MSS must receive your payment (and application, if it's your initial investment) within the next 3 business days.

To buy shares the same day, your Registered Representative must call by noon, Eastern time, and the wire must be received by MSS before 4:00 pm Eastern time. (See page __, "How to Purchase Shares of the Funds--By Wire," for the wire address.) No wires are accepted on days when the New York Stock Exchange is closed, or on Martin Luther King Day, Columbus Day or Veterans Day, because the bank that would receive your wire is closed.

The fastest way to invest

Wiring will reduce the waiting time on selling or exchanging shares because your money will be cleared right away. If you buy by check and quickly decide to sell, the Fund may withhold payment for up to 10 days to allow the check to clear.

[GRAPHIC OF A CLOCK]
SET UP A SYSTEMATIC INVESTMENT PLAN

Through payroll deductions or AutoInvest, you may open an account by authorizing your bank to automatically send money on a regular schedule to purchase shares of one or more MainStay Funds. The initial minimum is $100 per Fund per class of share for the Funds offered in this prospectus. Subsequent minimum investments are $50. (See pages __-__, "How to Purchase Shares of the Funds--Systematic Investment Plans," for waiving minimums and for details on AutoInvest.)

--------------------------------------------------------------------------------
                      Know How to Sell and Exchange Shares
--------------------------------------------------------------------------------

PLACE YOUR SALES ORDER DIRECTLY OR THROUGH YOUR REGISTERED REPRESENTATIVE, IF ALLOWED BY THE BROKER-DEALER

If you place the order through your Registered Representative:

o MSS must receive the order with all the information, signatures, and documentation necessary to carry out the order ("good order").

o Your shares are then priced at the next NAV set for the Fund (either 4:00 PM Eastern time that day, or the next day, if the order is placed too late) after receipt of your order.

IF YOU PLACE THE ORDER DIRECTLY, YOU CAN DO IT BY WRITTEN REQUEST OR IN ONE OF THE FOLLOWING THREE WAYS

When you want to use one of MainStay's alternative selling privileges, call 1-800-MAINSTAY to verify that the options you want are on record--before you need to use them.

You may also establish a Systematic Exchange Program to have a minimum of $100 exchanged periodically from any MainStay Fund [(except the Equity Index Fund)] to another MainStay Fund within the same class of shares. The Fund from which exchanges are made must have an account value of at least $10,000 at the time the Systematic Exchange Program is established. (See page __, "Redemptions and Exchanges--Exchange Privileges," for details.)

--------------------------------------------------------------------------------
Your shares could be redeemed involuntarily
--------------------------------------------------------------------------------

To reduce expenses, we have the right to redeem the shares in any account valued at less than $250, provided that the value isn't based on fluctuations in market prices.

We'll give you 60 days' written notice to allow you to add to your account and avoid the redemption.

To avoid paying a reporting penalty, we may also redeem your shares if you haven't given us a certified Taxpayer I.D. number.

--------------------------------------------------------------------------------


OPTION 1

USE A SYSTEMATIC WITHDRAWAL PLAN
[GRAPHIC OF A CALENDAR]

o    Requires at least $10,000 in the account at time of request

You may arrange to make monthly redemptions of $100 or more from any Fund [other than the Equity Index Fund.] Shares will be sold automatically to cover the amount plus any applicable sales charge.

These redemptions, like any sale, may result in a gain or loss and, therefore, may be subject to taxation. Consult your tax adviser on the consequences. MainStay may end this plan at any time, or begin charging up to $5 per redemption after 30 days' written notice to you.

No sales charges

There are no deferred sales charges on systematic redemptions to pay scheduled monthly premiums on policies issued by New York Life or an affiliate.

Words to the wise

We don't recommend using this plan during times when you're regularly buying shares. You'll be paying new sales charges just to replace the shares you're selling.

Also remember, these redemptions aren't dividends or income. If you redeem more than your Fund is earning for you, eventually, your account will be worth less than your original investment and, ultimately, you will redeem all of your shares.

Systematic withdrawal plans established by phone are subject to the procedures applicable to telephone redemptions.

--------------------------------------------------------------------------------

You have help

If permitted by the broker-dealer, your Registered
Representative may sell or exchange your shares, set up a systematic withdrawal plan for you or change your address by phone, unless you notify us in writing not to allow it.

--------------------------------------------------------------------------------

OPTION 2

MAKE A TELEPHONE REQUEST:
1-800-MAINSTAY
[GRAPHIC OF A TELEPHONE]

You may sell or exchange shares directly over the phone.

o    Minimum amount: $500 for exchanges

o You automatically have this privilege unless you notify us in writing that you do not want it.

Whether you're buying, selling, or requesting a wire transfer or a check, the price you receive is the next price (NAV) determined for the Fund (either at 4:00 PM Eastern time that day; or at 4:00 PM the next day, if the order is placed too late) after receipt of your order.

Your broker-dealer must receive your order by 4:00 PM, and is responsible for sending it in by 5:00 PM the day you place it.

o Be ready to present your Social Security number or Taxpayer I.D. number over the phone.

o You can only exchange by phone between accounts with identical names, addresses and Social Security numbers/Taxpayer I.D. numbers. Transfers between different accounts are only allowed if made in writing and include the proper information--ask your Registered Representative.

Telephone redemptions are not permitted for shares:

o    represented by certificates;

o    bought within the previous 10 calendar days; or

o owned by someone whose address of record has changed within the previous 30 days.

Telephone exchanges are not permitted for shares represented by certificates.

--------------------------------------------------------------------------------
Convenient, yes...but not risk-free
--------------------------------------------------------------------------------

Telephone redemption privileges are convenient, but you give up some security. By signing an application to purchase shares, you agree that neither MainStay Funds nor MSS will be liable for following instructions via the phone that they reasonably believe are genuine. When using the MainStay Audio Response System, you bear the risk of any loss from your errors in using the System, unless the Fund or MSS fails to use established safeguards for your protection.
These safeguards are among those currently in place at MainStay Funds:

o    all phone calls are tape recorded; and

o written confirmation of every transaction is sent to your address of record.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

We'll send your money within the next 7 days.

MainStay will make the payment, minus any deferred sales charge, within 7 days after receiving your redemption request in good order. You will receive the first NAV fixed after your order is received in good order.

Use exchange privileges. Once you open an account, you may exchange shares of the same class (Class A shares for Class A shares; Class B shares for Class B shares) between MainStay Funds without a sales charge. There are two exceptions. You will pay a sales charge if you:

o exchange shares of the Money Market Fund for Class A shares in another Fund, unless you've already paid the sales charge on those shares; or

o exchange Class B shares out of the Money Market Fund into another Fund and redeem within 6 years of the original purchase.

You may not exchange Class A shares for Class B shares, or vice versa. If you sell Class B shares and then buy Class A shares, you may have to pay a deferred sales charge on the Class B shares, as applicable, and pay an initial sales charge on the Class A shares.

When exchanged shares are redeemed, any applicable sales charge will be charged.

What if you buy by check then quickly sell? We may withhold payment for up to 10 days to allow the check to clear.

--------------------------------------------------------------------------------

If you're requesting a wire transfer by phone

o    Minimum amount: $5,000

o    Limit: One every 30 days

o Authorization: You must select this option on your application initially or request it in writing at a later date.

After receiving your sell order by phone, we will send the proceeds by bank wire to your designated bank account the next business day. Your bank may charge you a fee to receive the wire transfer.

If you're requesting a check by phone

o    Maximum amount: $100,000

The check will be payable to you--as the name (or names) appear on the account--and mailed to the address appearing on the account. (See page __, "Redemptions and Exchanges," for more details.)

Requests to redeem shares valued at more than $100,000 must be made in writing and require a signature guarantee.

You may change your mind

To cancel any telephone privilege, call 1-800-MAINSTAY between 8:00 AM and 6:00 PM Eastern time. We reserve the right to suspend or end telephone privileges at any time without notice.

--------------------------------------------------------------------------------
                       Decide How to Receive Your Earnings
--------------------------------------------------------------------------------

TWO KINDS OF EARNINGS

DIVIDENDS AND INTEREST

Most Funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by each Fund will vary based on the income from its investments and the expenses incurred by the Fund.

When the Funds pay

The ________________, _________________and _______________ Funds declare and distribute any dividends monthly. The other Funds declare and distribute any dividends quarterly.

CAPITAL GAINS

Funds earn capital gains when they sell securities in their portfolio at a profit.

When the Funds pay

At the end of each fiscal year, each MainStay Fund matches its gains against its losses. If the balance results in a gain, the Fund will distribute the gain to shareholders.

--------------------------------------------------------------------------------

When are you paid? On the first business day of each month after a dividend is declared.

--------------------------------------------------------------------------------

HOW TO TAKE YOUR EARNINGS

You may choose how to receive earnings (and change your choice as often as you like) by notifying your Registered Representative (if permitted by the broker-dealer) or MainStay directly. If you don't make a choice on your application, your earnings will be automatically reinvested in the same class of shares of the same Fund. In order to reinvest dividends and/or capital gains in another Fund, you must have an established account in that class of shares of that Fund. Here are your choices:

REINVEST EVERYTHING IN:

o    the same Fund; or

o    in another Fund of your choice.

TAKE THE DIVIDENDS IN CASH

Reinvest the capital gains in:

o    the same Fund; or

o    in another Fund of your choice.

TAKE THE CAPITAL GAINS IN CASH

Reinvest the dividends in:

o    the same Fund; or

o    in another Fund of your choice.

TAKE EVERYTHING IN CASH

--------------------------------------------------------------------------------
                         Understand the Tax Consequences
--------------------------------------------------------------------------------

Each Fund intends to be treated as a regulated investment company under subchapter M of the Code. As a regulated investment company, each MainStay Fund is required to distribute at least 90% of its:

o    net taxable income;

o    net short-term capital gains; and

o    net tax-exempt income.

"Net" means the amount remaining after tax deductible expenses (expenses reduce "gross" earnings: in other words, the amount the Fund can pay to you.)

MOST OF YOUR DIVIDENDS ARE TAXABLE

Virtually all of the dividends you receive from The MainStay Funds are taxable, whether you take them as cash or automatically reinvest them. Some dividends will be taxable as long-term capital gains.

Tax-free dividends are different

Dividends earned from tax-exempt securities will usually be free from federal tax. Your MainStay year-end statement will provide full tax information.

MainStay keeps track of your tax status and will mail your tax report each year by January 31. This report will tell you which dividends and redemptions should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long- and short-term capital gains.

Retirement plans

None of the dividends earned in a tax-deferred retirement plan are taxable until distributed from the plan.

Taxes on foreign investment income

Income earned from investments in foreign countries may be withheld by those countries as income taxes. Under certain circumstances, the Fund may elect to pass along tax credits or deductions to you for foreign income taxes paid, although there are no assurances that the Fund will be able to do so, or that the credits or deductions will result in a tax benefit to you.

--------------------------------------------------------------------------------
Seek assistance
--------------------------------------------------------------------------------

Your Registered Representative is always available to help you keep your investment goals coordinated with your tax considerations. You should, however, rely on your tax adviser for tax counsel.

For additional information on taxation, see the SAI.

--------------------------------------------------------------------------------
Don't overlook sales charges
--------------------------------------------------------------------------------

The amount you pay in sales charges reduces gains and increases losses for tax purposes.

--------------------------------------------------------------------------------
All income affects your benefits
--------------------------------------------------------------------------------

The government includes tax-exempt income when computing the amount of social security or other benefits that are subject to tax.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Know With Whom You're Investing
--------------------------------------------------------------------------------

================================================================================
WHO RUNS THE FUND'S DAY-TO-DAY BUSINESS?
================================================================================

MainStay Management, Inc. (the "Manager"), 300 Interpace Parkway, Building A, Parsippany, NJ 07054, serves as the Funds' manager, handling business affairs for the Funds. MainStay Management, Inc. is a corporation organized under the laws of Delaware and is an indirect wholly owned subsidiary of New York Life Insurance Company. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Funds. The Manager has delegated its portfolio management responsibilities to the Sub-Advisers.

The Manager pays the salaries and expenses of all personnel affiliated with the Funds, and all the operational expenses that aren't the responsibility of the Funds, including the fee paid to the Sub-Advisers. (See page __, "Manager, Sub-Advisers and Distributor," and the SAI for more details.) For its services, the Fund pays the Manager a monthly fee. (See page __, "Manager, Sub-Advisers and Distributor".)

================================================================================
WHO MANAGES YOUR MONEY?
================================================================================

MacKay-Shields Financial Corporation ("MacKay-Shields"), 9 West 57th St., New York, NY 10019, is the Sub-Adviser to the Small Cap Growth Fund, Equity Income Fund and Global High Yield Fund. The firm was incorporated in 1969 as an independent investment advisory firm and was privately held until 1984 when it became a wholly owned but autonomously managed subsidiary of New York Life Insurance Company. As of December 31, 1997, MacKay-Shields managed over $28.8 billion in assets.

New York Life Insurance Company ("New York Life"), 51 Madison Avenue, New York, New York 10010, is the Sub-Adviser to the Growth Opportunities Fund. New York Life is a mutual life insurance company organized in the State of New York. Authorized to conduct business as a life insurance company since 1845, it offers a complete line of life insurance policies and annuity contracts, as well as financial and retirement contracts. As of December 31, 1997, New York Life had total assets of approximately $__ billion and managed approximately $__ billion in assets for qualified retirement plans.

GAMCO Investors, Inc. ("GAMCO") One Corporate Center, Rye, New York 10580 serves as Sub-Adviser to the Blue Chip Growth Fund. GAMCO was formed in 1978, and as of December 31, 1997, acts as investment adviser to institutional and individual investors with aggregate assets of approximately $4 billion. GAMCO is a majority-owned subsidiary of Gabelli Funds, Inc.

John A. Levin & Co., Inc. ("John A. Levin & Co.") [One Rockefeller Plaza, 25th Floor, New York, New York 10020] serves as Sub-Adviser to the Research Value Fund. Together with its predecessor, John A. Levin & Co. has provided investment advisory services to clients since 1982. John A. Levin & Co. is an indirect, wholly-owned subsidiary of Baker, Fentress & Company ("Baker Fentress"), a closed-end investment company listed on the NYSE. As of ____________, John A. Levin & Co. manages approximately $7 billion in assets for its clients.

Dalton, Greiner, Hartman, Maher & Co. ("DGHM"), 1100 Fifth Avenue South, Suite 301, Naples, FL 34102, serves as Sub-Adviser to the Small Cap Value Fund. DGHM is a value driven investment manager specializing in smaller capitalization equities. The firm, founded in 1982, manages more than $1 billion in assets. DGHM is a partnership 51% owned by Value Asset Management, an investment manager holding company. The remaining 49% of the firm is owned by Messrs. Dalton, Greiner and seven other full time employees who autonomously manage the firm.

Under the supervision of the Funds' Trustees and the Manager, MacKay-Shields, New York Life, Gabelli, John A. Levin & Co., and Dalton, Greiner (the "Sub-Advisers") are responsible for making the specific decisions about buying, selling and holding securities; selecting brokers and brokerage firms to trade for them; maintaining accurate records; and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms. For these services, the Sub-Advisers are paid a monthly fee by the Manager, not the Funds. (See "Manager, Sub-Advisers and Distributor," page __, for a breakdown of fees.)

--------------------------------------------------------------------------------
Who works to protect your interests?
--------------------------------------------------------------------------------

A Board of Trustees oversees the Funds. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Funds. Other than serving as Trustees, most of the Board Members have no affiliation with the Trust or its service providers.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Know With Whom You're Investing
--------------------------------------------------------------------------------

GABELLI FUNDS, INC. AND GAMCO - PRIOR PERFORMANCE

Set forth below is the performance record for another mutual fund which is managed by Gabelli Funds, Inc., an affiliate of GAMCO, which has investment objectives and policies that are substantially similar though not identical to those of the Blue Chip Growth Fund. In addition, Gabelli Funds, Inc. and
GAMCO intend that the Blue Chip Growth Fund and Gabelli Growth Fund will be managed by the same personnel and will have substantially similar investment strategies, techniques, and characteristics. Past investment performance of Gabelli Growth Fund, as shown in the table below, may be relevant to your consideration of the Blue Chip Growth Fund. The investment performance of Gabelli Growth is not necessarily indicative of future performance of the Large Company Growth Fund. [Disclosure about fee and expense comparison.] The investment performance of Gabelli Growth Fund is provided merely to indicate the experience of the portfolio manager in managing a similar portfolio.

These figures reflect reinvestment of dividends and distributions and are after deduction of all fund fees and expenses. Included for comparison are performance figures of the _____ Index. [It has been adjusted to reflect reinvestment of dividends.]

                                                                                         As of 12/31/97
                                                          --------------------------------------------------------------------------
                                                           One                    Three                  Five                  Ten
                                                           Year                   Year                   Year                  Year
                                   Inception               Total                  Total                  Total                 Total
                                     Date                 Return                 Return                 Return                Return
                                   ---------              ------                 ------                 ------                ------
Gabelli Growth Fund                 4/10/87
______________________ Index

JOHN A. LEVIN & CO. - PRIOR PERFORMANCE

The figures below show the past performance of John A. Levin & Co. in managing accounts with investment objectives, policies, techniques and restrictions substantially similar, though not identical to those of the Research Value
Fund. The chart below shows average annual returns for a composite of the actual performance of all large cap value accounts managed by John A. Levin & Co. since
__________.

[Other than one account, which commenced operations in August 1997,] the accounts were not subject to the same types of expenses as the Research
Value Fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. [The figures reflect reinvestment of dividends and are net of expenses]. The figures have been provided by John A. Levin & Co. and have not been verified or audited by the Manager or the Fund. They do not indicate how John A. Levin & Co. or the Fund will perform in the future. Included for comparison purposes are performance figures of the S&P 500 Index and the Lipper Growth & Income Index. [They have been adjusted to reflect reinvestment of dividends.]

                                                                                       As of 12/31/97
                                                        ----------------------------------------------------------------------------
                                                          One              Three            Five             Ten             Since
                                                         Year              Year             Year            Year          Inception*
                                                        Return            Return           Return          Return           Returns
                                                        ------            ------           ------          ------           -------
John A. Levin & Co.
Large Cap Value Composite                               23.12%            25.49%           17.77%          17.39%           18.87%

S&P 500 Index

Lipper Growth &
Income Index

                                                                                                       * October 13, 1982

DGHM - PRIOR PERFORMANCE

The figures below show the past performance of DGHM in managing accounts with investment objectives, policies, techniques and restrictions substantially similar, [though not identical] to those of the Small Cap Value Fund. The chart below shows average annual returns for a composite of the actual performance of all small cap value accounts managed by DGHM since July 1, 1994.

The accounts were not subject to the same types of expenses as the Small Cap Value Fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. The figures reflect reinvestment of dividends and are net of management fees. The figures have been provided by DGHM and have not been verified or audited by the Manager or the Fund. They do not indicate how DGHM or the Fund will perform in the future. Included for comparison purposes are performance figures of the Russell 2000 Index. [It has been adjusted to reflect reinvestment of dividends.]

                                                                                        As of 12/31/97
                                                         ---------------------------------------------------------------------------
                                                          One                               Three
                                                          Year                               Year                            Since
                                                         Return                             Return                         Inception
                                                         ------                             ------                         ---------
Dalton, Greiner, Hartman, Mayer & Co.
Small Cap Value Composite                                 40.0%                              27.4%

Russell 2000 Index                                        22.4%                              22.3%


NEW YORK LIFE - PRIOR PERFORMANCE

Set forth below is the performance of a mutual fund which is managed by New York Life and which has investment objectives and policies that are substantially similar [though not identical] to those of the Growth Opportunities
Fund. In addition, New York Life intends that the Growth Opportunities
Fund and MainStay VP Growth Equity will be managed by the same personnel and will have substantially similar investment strategies, techniques, and characteristics. Past investment performance of MainStay VP Growth Equity Fund, as shown in the table below, may be relevant to your consideration of the Growth Opportunities Fund. The investment performance of MainStay VP Growth Equity Fund is not necessarily indicative of the future performance of the Growth Opportunities Fund. [Disclosure about fee and expense comparison.] The investment performance of MainStay VP Growth Equity is provided merely to indicate the experience of New York Life in managing a similar portfolio.

These figures reflect reinvestment of dividends and distributions and are after deduction of all fund fees and expenses. Included for comparison are performance figures of the _________ Index. [It has been adjusted to reflect reinvestment of dividends.]

                                                                                             As of 12/31/97
                                                          --------------------------------------------------------------------------
                                                           One                    Three                  Five                  Ten
                                                           Year                   Year                   Year                  Year
                                                           Total                  Total                  Total                 Total
                                                          Return                 Return                 Return                Return
                                                          ------                 ------                 ------                ------
MainStay VP Growth Equity

______ Index

--------------------------------------------------------------------------------
                         Know With Whom You're Investing
--------------------------------------------------------------------------------

MACKAY-SHIELDS - PRIOR PERFORMANCE

The figures below show the past performance of MacKay-Shields in managing accounts with investment objectives, policies, techniques and restrictions substantially similar though not identical to those of the Small Cap Growth Fund. The chart below shows the market weighted average of the time weighted returns for a composite of the actual performance of all small cap growth accounts managed by MacKay-Shields since _______.

The accounts were not subject to the same types of expenses as the Small Cap Growth Fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. The figures reflect reinvestment of income and dividends and are net of expenses. The figures have been provided by MacKay-Shields and have not been verified or audited by the Manager or the Fund. They do not indicate how MacKay-Shields or the Fund will perform in the future. Included for comparison purposes are performance figures of the Russell 2000 Growth Index, which also reflects reinvestment of income and dividends.

                                                                                         As of 12/31/97
                                                          --------------------------------------------------------------------------
                                                            One                   Three                  Five                  Ten
                                                           Year                   Year                   Year                  Year
                                                          Return                 Return                 Return                Return
                                                          ------                 ------                 ------                ------
MacKay-Shields
Small Cap Growth Composite                                 14.4%                  23.2%                  17.4%                 19.4%

Russell 2000 Growth Index                                  12.9%                  18.1%                  12.7%                 13.5%

WHO DISTRIBUTES THE MAINSTAY FUNDS?

NYLIFE Distributors Inc., 300 Interpace Parkway, Building A, Parsippany, NJ 07054, acts as the principal underwriter and distributor of the Funds' shares. NYLIFE Distributors Inc. (the "Distributor") is a corporation organized under New York law and is an indirect wholly owned subsidiary of New York Life Insurance Company. The Distributor offers shares of each Fund. In addition, NYLIFE Securities Inc., an indirect wholly owned subsidiary of New York Life Insurance Company, and other broker-dealers offer shares of some or all of the Funds pursuant to dealer agreements with the Distributor. The Distributor and other broker-dealers pay commissions and service fees to Registered Representatives. The Distributor also pays for printing and mailing prospectuses and sales literature; and for any advertising for The MainStay Funds. For its services, the Distributor is paid a monthly fee--the Rule 12b-1 fee--and retains a portion of sales charges. (See page __, "Manager, Sub-Advisers, and Distributor--The Distributor" for more details.)

WHO KEEPS TRACK OF YOUR ACCOUNT?

MainStay Shareholder Services Inc. (MSS) is the Funds' Transfer, Dividend Disbursing and Shareholder Servicing Agent. MSS, whose address is 260 Cherry Hill Road, Parsippany, NJ 07054, is an indirect wholly owned subsidiary of New York Life Insurance Company. MSS provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. MSS has entered into an agreement with Boston Financial Data Services (BFDS), whose address is 2 Heritage Drive, North Quincy, MA 02171. BFDS will perform certain of the services for which MSS is responsible. In addition, the Funds may contract with other service organizations, including broker-dealers and other financial institutions, which will establish a single omnibus account for their clients with the Funds. The service organizations will provide shareholder services to the shareholders within the omnibus accounts and receive fees for those services from the Funds.

The Bank of New York is the custodian of the investments of the Funds and has subcustodial agreements for holding the Funds' foreign securities.

--------------------------------------------------------------------------------
                        Know Your Rights as a Shareholder
--------------------------------------------------------------------------------

YOU HAVE THE RIGHT TO ASK ANY QUESTIONS

Any time you have a question about your account, you should:

o    ask your Registered Representative;

o    call 1-800-MAINSTAY (between 8:00 AM and 6:00 PM Eastern time); or

o    write to The MainStay Funds, P.O. Box 8401, Boston, Massachusetts,
     02266-8401.

THE RIGHT TO RECEIVE INFORMATION ABOUT YOUR INVESTMENT -- CALL 1-800-MAINSTAY

You receive quarterly statements covering the Funds you own, including the number and value of shares, dividends declared or paid and other information.

Confirmations

Every time you buy, sell or exchange shares between Funds, you'll receive a confirmation in the mail shortly thereafter. It summarizes all the key information: what you bought and sold, what it cost, the sales charge (if any), and other vital data.

Financial reports

You will receive an annual financial statement for your Fund, examined by the Fund's independent accountants. You will also receive semiannual financial statements which are unaudited.

Each financial report shows as of the end of the reporting period:

o    the investments owned by the Fund;

o    the market value of each investment; and

o    other financial information.

--------------------------------------------------------------------------------
Keep your statements.
--------------------------------------------------------------------------------

You may need them for tax reporting purposes.

--------------------------------------------------------------------------------
Be alert: Mistakes can happen.
--------------------------------------------------------------------------------

Always review your confirmations and statements immediately.

--------------------------------------------------------------------------------

THE RIGHT TO HAVE ONE SHARE, ONE VOTE

o    Every share issued by a Fund carries equal ownership rights.

o By owning shares, you're entitled to vote on certain issues and policies regarding the Fund or class of shares you own. You have one vote per share you own.

o    [You're entitled to vote upon the election of MainStay Trustees.]

o You're entitled to approve the adoption of a new management or sub-advisory agreement or plan of distribution relating to the Fund.

o You're also entitled to approve changes in the Fund's investment objective or fundamental investment restrictions of the Fund.

THE RIGHT TO ATTEND MEETINGS

Although MainStay doesn't intend to hold annual shareholder meetings, you have the right to call a meeting of shareholders for the purpose of voting upon removal of a Trustee for cause. Removing a Trustee requires the approval of two-thirds of the outstanding shares of The MainStay Funds. Generally, shareholder meetings are only held when the Trustees recommend an action which requires shareholder approval.

--------------------------------------------------------------------------------
                               Tell Me The Details
--------------------------------------------------------------------------------

================================================================================
THE TRUST
================================================================================

The Trust is registered with the SEC as an open-end management investment company under the 1940 Act. Each Fund has a separate investment objective or objectives which it pursues through separate investment policies, as described in Tell Me the Key Facts on pages _ through __ and in the SAI. The differences in objectives and policies among the Funds can be expected to affect the degree of market and financial risk to which each Fund is subject and the investment return of each Fund. The Trust was established as a Massachusetts business trust on January 9, 1986 by a Declaration of Trust.

Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. No contingent deferred sales charge would be imposed on distributions during liquidation of a Fund.

As of December 31, 1997, the Trust had aggregate assets of approximately $___ billion, and _______ shareholders.

================================================================================
OTHER INFORMATION ABOUT THE FUNDS
================================================================================

None of the Funds alone constitutes a complete investment program.

Investment decisions for each Fund are made independently from those of the other accounts and investment companies that may be managed by the Sub-Advisers. However, if such other accounts or investment companies are prepared to invest in, or desire to dispose of, securities in which one Fund invests at the same time as another Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

--------------------------------------------------------------------------------
BLUE CHIP GROWTH FUND
--------------------------------------------------------------------------------

The Fund will generally invest in Blue Chip companies, with the Sub-Adviser selecting those securities which it perceives to be undervalued or to otherwise have growth potential. Blue Chip companies are those which occupy (or in the Sub-Adviser's judgement have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can in turn lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies which have: superior growth prospects compared with other companies in the same industry; possession of proprietary technology with the potential to bring about major changes within an industry; and/or leading sales within an industry, or the potential to become a market leader.

In addition, Blue Chip companies possess at least one of the following attributes: faster earnings growth than its competitors and the market in general; higher profit margins relative to its competitors; strong cash flow relative to its competitors; and/or a balance sheet with relatively low debt and a high return on equity relative to its competitors.

The Fund's investments will usually be sold when they lose their perceived value relative to other similar or alternative investments. Specific source of information used to select securities for the Fund include: general economic and industry data provided by the U.S. government, various trade associations; annual and quarterly reports and Form 10-Ks; and direct interview with company management. Research is directed towards locating stocks that are undervalued relative to their future earnings potential.

Tender or exchange offers or reorganization proposals may not be consummated within the time and under the terms contemplated at the time of the Fund's investment, and the Fund may sustain a loss. For additional information, see "Corporate Reorganizations" in the SAI.

--------------------------------------------------------------------------------
RESEARCH VALUE FUND
--------------------------------------------------------------------------------

Under normal market conditions, the Fund invests at least 80% of its total assets in common stock and other securities having equity characteristics. For hedging purposes, the Fund may use options on securities, stock index options, and stock index futures and related options. These investments involve certain risks. See "Description of Investments and Investment Practices--Risk Management Techniques". The Fund may also invest in debt securities, including U.S. Government securities and corporate debt securities (such as bonds, notes and debentures). Certain of the Fund's investments in debt securities will be obligations which, at the time of purchase, are rated "A" or better by S&P or Moody's or, if unrated, are of comparable quality as determined by the Sub-Adviser. However, the Fund may invest up to 5% of the value of its total assets in non-convertible, non-investment grade debt securities (commonly known as "high yield" or "junk" bonds). These investments involve certain risks. See "Description of Investments and Investment Practices--Risks of Investing in High Yield Securities ("Junk Bonds"). The Fund may also invest in money market instruments (see "Description of Investments and Investment Practices--Cash Equivalents"), including repurchase agreements. Investments in debt securities will generally be made to reduce the Fund's equity exposure. During periods of high market valuations or adverse market conditions or for liquidity purposes, all or any portion of the Fund's assets may be invested temporarily in high quality debt securities or money market instruments, or held as cash.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

It is expected that stock price performance for those firms that generate cash flow substantially exceeding normal capital spending requirements generally betters that of the equity market as a whole. At any given time, a large percentage of the Fund's portfolio may consist of substantial free cash flow generators. Sell decisions are driven by the Sub-Adviser's proprietary multifactor model or a change in fundamental expectations. Positions are eliminated when price appreciation renders a sale rating based on the Sub-Adviser's valuation model.

--------------------------------------------------------------------------------
GLOBAL HIGH YIELD FUND
--------------------------------------------------------------------------------

Investors should understand that international fixed income investments involve more risk than comparable domestic securities, due, in part, to fluctuating currency values.

In making investments for the foreign and emerging markets sectors of the Fund, the Sub-Adviser considers factors such as prospects for currency exchange and interest rates, and inflation in each country, relative economic growth, government policies influencing exchange rates and business conditions, and credit quality of individual issuers. The Sub-Adviser will also determine, using good faith and judgement, (1) the percentage of the Fund's assets to be invested in each emerging market; (2) currency exposure (asset allocation across currencies); and (3) diversified security holdings within each market.

To hedge the market value of securities held, proposed to be held or sold or relating to foreign currency exchange rates, the Fund may enter into or purchase securities or securities index options, foreign currency options, and futures contracts and related options with respect to securities, indexes of securities, or currencies. The Fund also may buy and sell currencies on a spot or forward basis. Subject to compliance with applicable rules, futures contracts and related options may be used for any legally permissible purpose, including as a substitute for acquiring a basket of securities and to reduce transaction costs. The Fund may also purchase and sell foreign exchange contracts for purposes of seeking to enhance portfolio returns and manage portfolio risk more efficiently.

================================================================================
DESCRIPTION OF INVESTMENTS AND
INVESTMENT PRACTICES
================================================================================

Information about the following types of investments, investment practices and related risks appears below: Brady Bonds, Cash Equivalents, Floaters and Inverse Floaters, Foreign Index-Linked Instruments, Foreign Securities, Lending of Portfolio Securities, Loan Participation Interests, Mortgage-Backed and Asset-Backed Securities, Repurchase Agreements, Risk Management Techniques, Short Sales Against the Box, Swap Agreements, When-Issued Securities and Forward Commitments, Zero Coupon Bonds and Risks of Investing in High Yield Securities ("Junk Bonds"). Investment restrictions that appear below or elsewhere in this Prospectus that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. For more information about the investments, investment practices and risks described in this section, please see the SAI.

--------------------------------------------------------------------------------
BRADY BONDS
--------------------------------------------------------------------------------

The Global High Yield Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. (For more information, see the SAI.)

--------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------

Each of the Funds may invest in cash or cash equivalents, which include, but are not limited to: short-term obligations issued or guaranteed as to interest and principal by any U.S. or foreign government or government agencies or instrumentality thereof (including repurchase agreements collateralized by such securities); obligations of banks (certificates of deposit, bankers' acceptances and time deposits) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100,000,000, and obligations of other banks or savings and loan associations if such obligations are federally insured; commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody's or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's; short-term corporate obligations which at the date of investment are rated AA or better by S&P or Aa or better by Moody's; and other debt instruments not specifically described if such instruments are deemed by the Trustees to be of comparable high quality and liquidity.

--------------------------------------------------------------------------------
FLOATERS AND INVERSE FLOATERS
--------------------------------------------------------------------------------

Each Fund, may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The [Equity Income] and Global

High Yield Funds may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. The leverage associated with inverse floaters may result in greater volatility in their market values. Certain inverse floaters may be determined to be illiquid securities.

--------------------------------------------------------------------------------
FOREIGN INDEX-LINKED INSTRUMENTS
--------------------------------------------------------------------------------

The Global High Yield Fund may invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index. In the case of foreign-linked instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments reflect the risks of investing in the index or other instrument, the performance of which determines the return for the instrument. Tax considerations may limit the Funds' ability to invest in foreign index-linked instruments.

--------------------------------------------------------------------------------
FOREIGN SECURITIES
--------------------------------------------------------------------------------

Each Fund may purchase foreign securities. Foreign investments could be more difficult to sell than U.S. investments. They also may subject the Fund to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems. Developing countries have economic structures that are less mature. Furthermore, developing countries have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed.

A portion of the foreign securities in which the Funds invest will be denominated in foreign currencies. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' assets. A Fund may, however, engage in foreign currency transactions to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See page __, "Risk Management Techniques."

--------------------------------------------------------------------------------
LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

Each Fund may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income pursuant to guideliness adopted by the Board of Trustees. The total market value of securities loaned will not at any time exceed 33% of the total assets of a Fund. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund's Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. (For more information see the SAI.)

--------------------------------------------------------------------------------
LOAN PARTICIPATION INTERESTS
--------------------------------------------------------------------------------

The Funds may invest in participation interests in loans. Such participation interests, which may take the form of interests in, or assignments of, loans, are acquired from banks which have made loans or are members of lending syndicates. A Fund's investments in loan participation interests will be subject to its limitation on investments in illiquid securities and, to the extent applicable, its limitation on investments in securities rated below investment grade.

In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

The principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when it is in the position of participant rather than a co-lender because the Fund must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Fund and the co-lender.

--------------------------------------------------------------------------------
MORTGAGE-BACKED AND
ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------

Mortgage-backed and asset-backed securities are securities that derive their value from underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

Each Fund may enter into domestic repurchase agreements to earn income. The Global High Yield Fund may also enter into foreign repurchase agreements. A repurchase agreement is an agreement whereby a Fund purchases a portfolio eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day).

The Funds may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of liquid assets to cover its obligations under reverse repurchase agreements. Each Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage which increases a Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund's earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

The Trustees have reviewed and approved certain sellers who they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such sellers. If the other party to a repurchase agreement were to become bankrupt, a Fund could experience delays in recovering its investment or losses.

--------------------------------------------------------------------------------
RISK MANAGEMENT TECHNIQUES
--------------------------------------------------------------------------------

The Funds can use various techniques to increase or decrease their exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as forward foreign currency exchange contracts and options on foreign currencies) and purchasing put or call options on securities and securities indexes.

The Funds can use these practices in an attempt to adjust the risk and return characteristics of their portfolios of investments. When a Fund uses such techniques in an attempt to reduce risk it is known as "hedging". If a Fund's Sub-Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

The Equity Income and Global High Yield Funds may each enter into contracts for the future delivery of debt securities or an index of debt securities that are sufficiently correlated to its portfolio.

Each of the Funds may enter into contracts for the future delivery of securities and stock index futures contracts to protect against changes in stock market prices.

In addition, each Fund may, to the extent it invests in foreign securities, enter into contracts for the future delivery of foreign currencies to protect against changes in currency exchange rates for the same type of hedging purposes, purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired, and enter into a variety of foreign currency transactions, including forward foreign currency exchange contracts in order to protect or hedge against the adverse effect that changes in future foreign currency exchange rates may have on its investment portfolio or on its investment activities that are undertaken in foreign currencies.

Each Fund may sell (write) covered put and call options and purchase put and call options on any securities in which it may invest that are traded on U.S. and foreign securities and options exchanges and in the over-the-counter market, each in accordance with its respective investment objectives and policies.

Each Fund may engage in a strategy known as "married puts." This strategy is most typically used when the Fund owns a particular common stock or security convertible into common stock and wishes to effect a short sale against the box (see "Short Sales Against the Box") but for various reasons is unable to do so. Subject to limitations with respect to options, the Fund may enter into a series of stock and related option transactions to achieve the economic equivalent of a short sale against the box. To implement this trading strategy, the Fund will simultaneously execute with the same broker a purchase of shares of the common stock and an "in the money" over-the-counter put option to sell the common stock to the broker and generally will write an over-the-counter "out of the money" call option in the same stock with the same exercise price as the put option. The options are linked and may not be exercised, transferred or terminated independently of the other.

The Funds may purchase put and call options on securities indexes to hedge against risks of market-wide price fluctuations.

--------------------------------------------------------------------------------
SHORT SALES AGAINST THE BOX
--------------------------------------------------------------------------------

A short sale is a transaction in which a Fund sells through a broker a security it does not own in anticipation of a possible decline in market price. A short sale "against the box" is a short sale in which, at the time of the short sale, a Fund owns or has the right to obtain securities equivalent in kind and amount. Each of the Funds will only enter into short sales against the box. A Fund may enter into a short sale against the box, among other reasons, to hedge against a possible market decline in the value of the security owned. To effect a short sale against the box, the Fund borrows from a broker the securities which are sold in the short sale, and the broker holds the proceeds until the borrowed securities are replaced. If the value of a security sold short against the box increases, the Fund would suffer a loss when it purchases or delivers to the selling broker the security sold short. If a broker with which the Fund has open short sales were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. The Funds will only enter into short sales against the box with brokers the Sub-Advisers believe are creditworthy. Short sales against the box will be limited to no more than 25% of a Fund's total assets.

--------------------------------------------------------------------------------
SWAP AGREEMENTS
--------------------------------------------------------------------------------

The Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser's ability to predict correctly movements in interest rates, indexes and currency exchange rates. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Sub-Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market and the laws relating to swaps, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements. Furthermore, swap agreements could have adverse tax consequences. See Tax Status in the SAI for information regarding the tax considerations relating to swap agreements.

--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------

Each Fund may from time to time purchase securities on a when-issued basis. Debt securities are often issued on this basis. The price (or yield)of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. The market value of the when-issued securities on the settlement date may be more or less than the purchase price payable at settlement date. Similarly, each Fund may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedures for when-issued securities will be followed.

--------------------------------------------------------------------------------
ZERO COUPON BONDS
--------------------------------------------------------------------------------

The Funds may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. Zero coupon bonds tend to be more volatile than conventional debt securities.

--------------------------------------------------------------------------------
RISKS OF INVESTING IN HIGH YIELD SECURITIES
("JUNK BONDS")
--------------------------------------------------------------------------------

The Research Value and Global High Yield Funds may, to varying degrees as previously described under "Descriptions of Each Fund" and "General Investment Considerations," invest in debt securities rated lower than Baa by Moody's or BBB by S&P or, if not rated, determined to be of equivalent quality by the Sub-Adviser. Such securities are sometimes referred to as junk bonds and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily NAV of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Sub-Adviser deems it in the best interest of the shareholders.

================================================================================
MANAGER, SUB-ADVISERS AND DISTRIBUTOR
================================================================================

--------------------------------------------------------------------------------
THE MANAGER
--------------------------------------------------------------------------------

The Trust, on behalf of each Fund, pays the Manager a monthly fee for services performed at an annual percentage of the average daily net assets of that Fund as follows:

                                                                         Annual
                                                                         Rate
 ................................................................................
Blue Chip Growth Fund                                                     1.00%
Research Value Fund                                                        .85%
Small Cap Value Fund                                                      1.00%
Growth Opportunities Fund                                                  .70%
Small Cap Growth Fund                                                         %
Equity Income Fund                                                            %
Global High Yield Fund                                                        %
 ................................................................................

[Each expense limitation, fee waiver and fee breakpoint arrangement discussed above, is voluntary and may be discontinued at any time.]

Each Fund, pursuant to an Accounting Agreement with the Manager, will bear an allocable portion of the Manager's cost of performing certain bookkeeping and pricing services. Each Fund pays the Manager a monthly fee for services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets.

The Manager is not responsible for records maintained by the Funds' Custodians, Transfer Agent, Dividend Disbursing and Shareholder Servicing Agent, or Sub-Advisers.

--------------------------------------------------------------------------------
THE SUB-ADVISERS
--------------------------------------------------------------------------------

Pursuant to the terms of the Sub-Advisory Agreements between the Manager and the Sub-Advisers on behalf of each Fund, the Manager, not the Fund, pays the Sub-Advisers a monthly fee for services performed at the annual rates as follows:

                                                                        Annual
                                                                        Rate
 ................................................................................
Blue Chip Growth Fund                                                    .50%*
Research Value Fund                                                      .425%**
Small Cap Value Fund                                                     .50%*
Growth Opportunities Fund                                                .35%
Small Cap Growth Fund                                                       %
Equity Income Fund                                                          %
Global High Yield Fund                                                      %
 ................................................................................

* of average daily net assets up to $250 million, .45% of average daily net assets from $250 million to $500 million; and .40% of average daily net assets in excess of $500 million.

** of average daily net assets up to $250 million, .3825% of average daily net assets from $250 million to $500 million; and .34% of average daily net assets in excess of $500 million.

--------------------------------------------------------------------------------
THE DISTRIBUTOR
--------------------------------------------------------------------------------

To compensate the Distributor for the services it provides and for the expenses it bears in distributing shares and servicing shareholders of the Funds, each Fund has adopted separate distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares of that Fund (the "Class A Plans," the "Class B Plans" and, collectively, the "Plans"). Pursuant to the Class A Plans, each Fund pays the Distributor a monthly fee, which is an expense of the Class A shares of each Fund charged against its income, at the annual rate of 0.25% of the average daily net assets of each Fund's Class A shares for distribution or service activities, as designated by the Distributor. Pursuant to the Class B Plans, each Fund pays the Distributor a monthly fee which is an expense of the Class B shares of the Fund, at the annual rate of 0.75% of the average daily net assets of the Fund's Class B shares.

Class B shares of the Funds pay to the Distributor, in addition to the distribution fee, a service fee at the rate of 0.25% on an annualized basis of the average daily net assets of the Class B shares of each Fund as compensation for personal continuing services rendered to Class B shareholders of the Funds and the maintenance of shareholder accounts.

The combination of the contingent deferred sales charge and the distribution fee contributes to a Fund's ability to sell Class B shares without a sales charge being deducted at the time of purchase. The Distributor is entitled to receive the proceeds of contingent deferred sales charges which may be imposed at the time of redemptions or repurchases of shares. The receipt of contingent deferred sales charges does not reduce the distribution fee. See page __, "Alternative Sales Arrangements--Deferred Sales Charge Class B Shares--Contingent Deferred Sales Charge, Class B."

Under a Plan, a class of shares of a Fund pays distribution and/or service fees to the Distributor as compensation for distribution and/or service activities related to that class of shares and its shareholders. Each Plan provides that the distribution and/or service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor. Authorized distribution expenses include the Distributor's interest expense and profit. The Distributor anticipates that its actual expenditures will substantially exceed the distribution fee received by it during the early years of the operation of a Plan. For example, the Distributor will advance to dealers who sell Class B shares of the Funds an amount equal to 4% of the aggregate net asset value of the shares sold. In addition, the Distributor will pay dealers an ongoing annual service fee equal to 0.25% of the aggregate net asset value of shares held by investors serviced by the dealer. In later years, its expenditures may be less than the distribution fee, thus enabling the Distributor to realize a profit in those years. If the Plans for the Funds are terminated, the Funds will owe no payments to the Distributor other than any portion of the distribution fee accrued through the effective date of termination but then unpaid.

Plan revenues may be used to reimburse third parties which provide various services to shareholders who are participants in various retirement plans. These services include aggregating and processing purchase and redemption orders for participant shareholders, processing dividend payments, forwarding shareholder communications, and recordkeeping. Persons selling or servicing different classes of shares of the Funds may receive different compensation with respect to one particular class of shares as opposed to another in the same Fund.

Class B shares will be automatically converted to Class A shares, which pay lower 12b-1 fees, at the end of the calendar quarter occurring eight years after
(i) October 27, 1997 or (ii) the date a shareholder purchases his Class B shares, whichever is later. It is the Trust's intention that all share conversions be made on a tax-free basis, and if this cannot be reasonably assured, the Trustees reserve the right to modify or eliminate this share class conversion feature.

================================================================================
HOW TO PURCHASE SHARES OF THE FUNDS
================================================================================

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------

The two classes of shares each represent an interest in the same portfolio of investments of each Fund, have the same rights and are identical in all respects, except that, to the extent applicable, each class bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from such sales arrangement. Each class of each Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 plan for such class of a Fund pursuant to which its distribution and service fees are paid, and each class has similar exchange privileges. The net income attributable to Class B shares and the dividends payable on Class B shares will be reduced by the amount of the higher Rule 12b-1 fee and incremental expenses associated with such class. Likewise, the NAV of the Class B shares generally will be reduced by such class specific expenses (to the extent the Fund has undistributed net income) and investment performance of Class B shares will be less competitive than that of Class A shares. For additional information on the features of Class A and Class B shares, see Alternative Sales Arrangements, page __.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------

Initial purchases of shares of the Funds should be made by mailing the completed application form to the investor's Registered Representative. Shares of any Fund may be purchased at the NAV per share plus any applicable sales charge next determined after receipt in good order of the purchase order by that Fund plus any applicable sales charge.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

An investor may make an initial investment by having his or her Registered Representative telephone MSS between 9:00 AM and 4:00 PM , Eastern time, on any day the New York Stock Exchange is open. The purchase will be effected at the NAV per share plus any applicable sales charge next determined following receipt of the telephone order as described above. An application and payment must be received in good order by MSS within three business days. All telephone calls are recorded to protect shareholders and MSS. For a description of certain limitations on the liability of the Funds and MSS for transactions effected by telephone, see pages __-__, "Know How to Sell and Exchange Shares."

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

An investor may open an account and invest by wire by having his or her Registered Representative telephone MSS between 9:00 AM and 4:00 PM, Eastern time, to obtain an account number and instructions. For both initial and subsequent investments, federal funds should be wired to:

   State Street Bank and Trust Company
   225 Franklin Street
   Boston, Massachusetts 02110
   ABA No.: 011 0000 28
   Attn.: Custody and Shareholder Services
   For Credit: MainStay________________Fund--Class______
   Shareholder Account No.____________________________
   Shareholder Registration ____________________________
   DDA Account Number 99029415

An application must be received by MSS within three business days. The investor's bank may charge the investor a fee for the wire.

To make a purchase effective the same day, the Registered Representative must call MSS by 12:00 noon Eastern time, and federal funds must be received by the Shareholder Servicing Agent before 4:00 PM Eastern time.

Wiring money to the Trust will reduce the time a shareholder must wait before redeeming or exchanging shares because, when a shareholder purchases by check, the Trust will withhold payment for up to 10 days of purchase or until the check clears, whichever is first.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENTS
--------------------------------------------------------------------------------

Additional investments in a Fund may be made at any time by mailing a check payable to The MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. The shareholder's account number and the name of the Fund and class of shares must be included with each investment. Purchases will be effected at the NAV per share plus any applicable sales charge as described above.

--------------------------------------------------------------------------------
SYSTEMATIC INVESTMENT PLANS
--------------------------------------------------------------------------------

The Trust's officers may waive the initial and subsequent investment minimums for certain purchases when they deem it appropriate, including, but not limited to, purchases by certain qualified retirement plans, New York Life employee and agent investment plans, investments resulting from distributions by other New York Life products and NYLIFE Distributors products, and purchases by certain individual participants.

Investors whose bank is a member of the Automated Clearing House ("ACH") may purchase shares of a Fund through AutoInvest. AutoInvest facilitates investments by using electronic debits, authorized by the shareholder, to a checking or savings account, for share purchases. When the authorization is accepted (usually within two weeks of receipt) a shareholder may purchase shares by calling MSS, toll free at 1-800-MAINSTAY (between 8:00 AM and 4:00 PM, Eastern time). The investment will be effected at the NAV per share next determined after receipt in good order of the order, plus any applicable sales charge, and normally will be credited to the shareholder's Fund account within two business days thereafter. Shareholders whose bank is an ACH member also may use AutoInvest to automatically purchase shares of a Fund on a scheduled basis by electronic debit for an account designated by the shareholder on an application form. The initial investment must be in accordance with the investment amounts previously mentioned. Subsequent minimum investments are $50 monthly, $100 quarterly, $250 semiannually, or $500 annually or $1,000 in the case of the Equity Index Fund. The investment day may be any day from the first through the twenty-eighth of the respective month. Redemption proceeds from Fund shares purchased by AutoInvest may not be paid until 10 days or more after the purchase date. Fund shares may not be redeemed by AutoInvest.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

Investors may, subject to the approval of the Trust, the Distributor, the Manager and the Sub-Adviser to the particular Fund, purchase shares of a Fund with liquid securities that are eligible for purchase by that Fund and that have a value that is readily ascertainable. These transactions will be effected only if the Sub-Adviser intends to retain the security in the Fund as an investment. The Trust reserves the right to amend or terminate this practice at any time. An investor must call MainStay at 1-800-MAINSTAY before sending any securities.

An investor in certain qualified retirement plans may open an account with a minimum investment of a lesser amount when permitted under such qualified retirement plan. The Trust and the Distributor reserve the right to redeem shares of any shareholder who has failed to provide the Trust with a certified Taxpayer I.D. number or such other tax-related certifications as the Trust may require. A notice of redemption, sent by first class mail to the shareholder's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the NAV determined as of the close of business on that date unless a certified Taxpayer I.D. number (or such other information as the Trust has requested) has been provided.

================================================================================
ALTERNATIVE SALES ARRANGEMENTS
================================================================================

--------------------------------------------------------------------------------
INITIAL SALES CHARGE ALTERNATIVE CLASS A SHARES
--------------------------------------------------------------------------------

The sales charge on Class A shares of the Funds is a variable percentage of the public offering price depending upon the investment orientation of the Fund and the amount of the sale.

The sales charge applicable to an investment in Class A shares of each of the Funds other than the Global High Yield Fund will be determined according to the following table:

                                                            Sales Charge as
                                Sales Charge as             a Percentage of
                                a Percentage of:            Offering Price:
                              --------------------     -------------------------
                                             Net                      Retained
Amount of                     Offering     Amount      Retained        by the
Purchase                       Price      Invested     by Dealer     Distributor
--------------------------------------------------------------------------------
Less than $50,000              5.50%        5.82%       4.75%          0.75%
$50,000 to $99,999             4.50%        4.71%       4.00%          0.50%
$100,000 to $249,999           3.50%        3.63%       3.00%          0.50%
$250,000 to $499,999           2.50%        2.56%       2.00%          0.50%
$500,000 to $999,999           2.00%        2.04%       1.75%          0.25%
$1,000,000 or more*            None         None      See Below*       None
--------------------------------------------------------------------------------

The sales charge applicable to an investment in Class A shares of the Global High Yield Fund will be determined according to the following table:

                                                            Sales Charge as
                                Sales Charge as             a Percentage of
                                a Percentage of:            Offering Price:
                              --------------------     -------------------------
                                             Net                      Retained
Amount of                     Offering     Amount      Retained        by the
Purchase                       Price      Invested     by Dealer     Distributor
--------------------------------------------------------------------------------
Less than $100,000             4.50%        4.71%       4.00%          0.50%
$100,000 to $249,999           3.50%        3.63%       3.00%          0.50%
$250,000 to $499,999           2.50%        2.56%       2.00%          0.50%
$500,000 to $999,999           2.00%        2.04%       1.75%          0.25%
$1,000,000 or more*            None         None      See Below*       None
--------------------------------------------------------------------------------

* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% is imposed on certain redemptions of such shares within one year of the date of purchase. See "Reduced Sales Charges on Class A Shares--Contingent Deferred Sales Charge, Class A."

Although an investor will not pay an initial sales charge on investments of $1,000,000 or more, the Distributor will pay, from its own resources, a commission to dealers on such investments. The dealer will receive a commission of 1.00% on the portion of a sale from $1,000,000 to $2,999,999, 0.50% of any portion from $3,000,000 to $4,999,999 and 0.40% on any portion of $5,000,000 or more.

The Distributor may allow the full sales charge to be retained by dealers. The amount retained may be changed from time to time but will remain the same for all dealers. The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers who sell Fund shares. A selected dealer who receives a reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the 1933 Act.

--------------------------------------------------------------------------------
PURCHASES AT NAV
--------------------------------------------------------------------------------

A Fund's Class A shares may be purchased at NAV, without payment of any sales charge, by its Trustees, New York Life and its subsidiaries and their employees, officers, directors or agents (and immediate family members) and employees (and immediate family members) and institutional clients of John A. Levin & Co. and DGHM. Also, any employee or Registered Representative of an authorized broker-dealer may purchase a Fund's shares at NAV without payment of any sales charge. In addition, the Trust will treat Class A share purchases of Funds in an amount less than $1,000,000 by defined contribution plans, other than 403(b) plans, that are sponsored by employers with 250 or more employees as if such purchases were equal to an amount more than $1,000,000 but less than $2,999,999.

In addition, Class A shares of the Funds may be purchased at net asset value through broker-dealers, investment advisers and other financial institutions which have entered into a supplemental agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or similar program under which clients pay a fee to the broker-dealer, investment adviser or other financial institution.

--------------------------------------------------------------------------------
REDUCED SALES CHARGES ON CLASS A SHARES
--------------------------------------------------------------------------------

The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of a Fund made at one time by any "Qualified Purchaser," which term includes (i) an individual and his/her spouse and their children under the age of 21; and (ii) any other organized group of persons, whether incorporated or not, which is itself a shareholder of the Fund, including group retirement and benefit plans (other than IRAs and non-Erisa 403(b) plans) whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company. The circumstances under which "Qualified Purchasers" and other investors in the Funds may pay reduced sales charges are described on page __, "Consider Reducing Your Sales Charges."

Letter of Intent

Qualified Purchasers may obtain reduced sales charges by signing an LOI. The LOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the LOI. The sales charge is based on the total amount invested during a 24-month period. A 90-day back-dated period can be used to include earlier purchases; the 24-month period would then begin on the date of the first purchase during the 90-day period. For more information, see the SAI or call your Registered Representative or MainStay at 1-800-MAINSTAY.

Contingent Deferred Sales Charge, Class A

In order to recover commissions paid to dealers on qualified investments of $1 million or more, a contingent deferred sales charge of 1% may be imposed on redemptions of such investments made within one year of the date of purchase.

Class A shares that are redeemed will not be subject to a contingent deferred sales charge, however, to the extent that the value of such shares represents:
(1) capital appreciation of Fund assets; (2) reinvestment of dividends or capital gains distributions; or (3) Class A shares redeemed more than one year after their purchase. Class A shares of a Fund that are purchased without a front-end sales charge may be exchanged for Class A shares of another Fund without the imposition of a contingent deferred sales charge, although, upon redemption, contingent deferred sales charges may apply to the Class A shares that were acquired through an exchange.

The contingent deferred sales charge will be applicable to amounts invested pursuant to a right of accumulation or an LOI to the extent that (a) a front-end sales charge was not paid at the time of the purchase and (b) any shares so purchased are redeemed within one year of the date of purchase.

For federal income tax purposes, the amount of the contingent deferred sales charge generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

--------------------------------------------------------------------------------
DEFERRED SALES CHARGE CLASS B SHARES
--------------------------------------------------------------------------------

Proceeds from the contingent deferred sales charge are paid to, and are used in whole or in part by, the Distributor to defray its expenses related to providing distribution related services to the Funds in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents. The combination of the contingent deferred sales charge and the distribution fee facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

Contingent Deferred Sales Charge, Class B

A contingent deferred sales charge will be imposed on redemptions of Class B shares of the Funds, in accordance with the table below, at the time of any redemption by a shareholder which reduces the current value of the shareholder's Class B account in any Fund to an amount which is lower than the amount of all payments by the shareholder for the purchase of Class B shares in that Fund during the preceding six years. However, no such charge will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed
(a) the current aggregate net asset value of Class B shares of that Fund purchased more than six years prior to the redemption, plus (b) the current aggregate net asset value of Class B shares of that Fund purchased through reinvestment of dividends or distributions, plus (c) increases in the net asset value of the investor's Class B shares of that Fund above the total amount of payments for the purchase of Class B shares of that Fund made during the preceding six years. The amount of any contingent deferred sales charge will be paid to and retained by the Distributor.

The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares of any Fund until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.

The following table sets forth the rates of the contingent deferred sales charge:

                                                       Contingent Deferred Sales
                                                       Charge as a Percentage
     Year Since Purchase                               of Amount Redeemed
     Payment Made                                      Subject to the Charge
--------------------------------------------------------------------------------
    First ..............................................................5.0%

    Second .............................................................4.0%

    Third ..............................................................3.0%

    Fourth .............................................................2.0%

    Fifth ..............................................................2.0%

    Sixth ..............................................................1.0%

    Thereafter .........................................................None
--------------------------------------------------------------------------------

In determining the rate of any applicable contingent deferred sales charge, it will be assumed that a redemption is made of shares held by the shareholder for the longest period of time. This will result in any such charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge generally will reduce the gain or increase the loss, as the case may be, recognized on the redemption or repurchase of shares.

The contingent deferred sales charge will be waived in connection with the following redemptions: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, QDRO's and excess contributions pursuant to applicable IRS rules; and Required Minimum Distributions at age 701/2 for IRA and 403(b) participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) preretirement transfers or rollovers within a retirement plan where the proceeds of the redemption are invested in a MainStay IRA, the New York Life Separate Account or any guaranteed investment contract written by New York Life or any of its affiliates, as well as preretirement transfers within a retirement plan administered by New York Life Benefit Services, Inc. or TRAC-2000; (iv) required distributions by charitable trusts under Section 664 of the Code; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic monthly or quarterly withdrawals, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class B shares in a Fund;
(viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; (x) involuntary redemptions of an account with a net asset value of $250 or less; and (xi) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates. The contingent deferred sales charge is waived on such sales or redemptions to promote goodwill and because the sales effort, if any, involved in making such sales is negligible.

Shareholders should notify MSS at the time of requesting such redemptions that they are eligible for a waiver of the contingent deferred sales charge. Class B shares upon which the contingent deferred sales charge may be waived may not be resold, except to the Trust. Shareholders who are making withdrawals from retirement plans and accounts or other tax-sheltered or tax-deferred accounts should consult their tax advisers regarding the tax consequences of such withdrawals.

================================================================================
REDEMPTIONS AND EXCHANGES
================================================================================

Shares may be redeemed directly from a Fund or through your Registered Representative. Shares redeemed will be valued at the NAV per share next determined after MSS receives the redemption request in "good order." "Good order" with respect to a redemption request generally means that a stock power or certificate must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an eligible guarantor institution. In cases where redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to MSS must be submitted before the redemption request will be accepted. The signature guarantee may be waived on a redemption of $100,000 or less which is payable to the shareholder(s) of record and mailed to the address of record, or under such other circumstances as the Trust may allow. Send your written request to The MainStay Funds, P.O. Box 8401, Boston, MA 02266-8401.

Upon the redemption of shares the redeeming Fund will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, less any applicable contingent deferred sales charge. There will be no redemption, however, during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or the SEC deems an emergency to exist.

The value of the shares redeemed from a Fund may be more or less than the shareholder's cost, depending on portfolio performance during the period the shareholder owned the shares.

Systematic Withdrawal Plan

Dividends and capital gains distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the same Fund at NAV. MSS acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any contingent deferred sales charge, if applicable.

Exchange Privileges

Exchanges will be based upon each Fund's NAV per share next computed following receipt of a properly executed exchange request.

Subject to the conditions and limitations described herein, Class A and Class B shares of a Fund may be exchanged for shares of an identical class of the following MainStay Funds:

     MainStay California Tax Free Fund
     MainStay Capital Appreciation Fund
     MainStay Convertible Fund
     MainStay Equity Income Fund
     MainStay Global High Yield Fund
     MainStay Government Fund
     MainStay High Yield Corporate Bond Fund
     MainStay International Bond Fund
     MainStay International Equity Fund
     MainStay Blue Chip Growth Fund
     MainStay Research Value Fund
     MainStay Growth Opportunities Fund
     MainStay Money Market Fund
     MainStay New York Tax Free Fund
     MainStay Small Cap Growth Fund
     MainStay Small Cap Value Fund
     MainStay Strategic Income Fund
     MainStay Strategic Value Fund
     MainStay Tax Free Bond Fund
     MainStay Total Return Fund
     MainStay Value Fund

In addition, an exchange privilege between Class A shares of the Funds and MainStay Equity Index Fund is offered. Any exchanges between a Fund and MainStay Equity Index Fund will be subject to the conditions applicable to Class A share exchanges described herein, as well as any applicable minimum investment requirements. No exchange privilege between

Class B shares of the Funds and MainStay Equity Index Fund is offered.

Investors should request a prospectus for any Fund they wish to exchange into and should read the Prospectus carefully before they place an exchange request.

Generally, shareholders may exchange their Class A shares of a Fund for Class A shares of another MainStay Fund, without the imposition of a sales charge. Any such exchanges will be based upon each Fund's NAV per share next computed following receipt of a properly executed exchange request. However, where a shareholder seeks to exchange Class A shares of the Money Market Fund for Class A shares of another MainStay Fund which are subject to a front-end sales charge, the applicable sales charge will be imposed on the exchange, unless the shareholder has previously paid a sales charge with respect to such shares.

Class B shares of a Fund may be exchanged for Class B shares of another MainStay Fund at the NAV next computed following receipt of a properly executed exchange request, without the payment of a contingent deferred sales charge; the sales charge will be assessed, if applicable, when the shareholder redeems his or her shares without a corresponding purchase of shares of another MainStay Fund. However, where a shareholder previously exchanged his or her Class B shares into the Money Market Fund from another MainStay Fund, the applicable contingent deferred sales charge will be assessed when the shares are redeemed from the Money Market Fund even though the Money Market Fund does not otherwise assess a contingent deferred sales charge on redemptions. Class B shares of a Fund acquired as a result of subsequent investments, except reinvested dividends and distributions, will be subject to the contingent deferred sales charge when ultimately redeemed or repurchased without purchasing shares of another MainStay Fund.

Exchanges may only be made with respect to Funds registered in the state of residence of the investor or where an exemption from registration is available and only with respect to Funds that are available for sale to new investors. An exchange may be made by either writing to MSS at the following address: The MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401, or by calling MSS at 1-800-MAINSTAY (8:00 AM to 4:00 PM Eastern time).

In times when the volume of telephone exchanges is heavy, additional phone lines will automatically be added by MSS. However, in times of drastic economic or market changes, the telephone exchange privilege may be difficult to implement. When calling MSS to make a telephone exchange, shareholders should have available their account number and Social Security or Taxpayer I.D. numbers. Under the telephone exchange privilege, shares may only be exchanged among accounts with identical names, addresses and Social Security or Taxpayer I.D. numbers. Shares may be transferred among accounts with different names, addresses and Social Security or Taxpayer I.D. numbers only if the exchange request is in writing and is received in "good order." If the dealer permits, the dealer representative of record may initiate telephone exchanges on behalf of a shareholder, unless the shareholder notifies the Fund in writing not to permit such exchanges.

It is the policy of The MainStay Funds to discourage frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, five exchanges are permitted in each 12-month period without the imposition of any transaction fee; subsequently, exchange requests may be denied.

For purposes of determining the length of time a shareholder owned Class B shares prior to redemption or repurchase in order to determine the applicable contingent deferred sales charge, Class B shares will be deemed to have been held from the date of purchase of the shares, regardless of exchanges into other Funds. For federal income tax purposes, an exchange is treated as a sale on which an investor may realize a gain or loss. See page __, "Understand the Tax Consequences," for information concerning the federal income tax treatment of a disposition of shares. All exchanges are subject to the minimum investment requirements of the Funds involved. The exchange privilege may be modified or withdrawn at any time without notice.

Distributions in Kind

The Trust has agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the applicable Fund's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

================================================================================
TAX-DEFERRED RETIREMENT PLANS
================================================================================

Shares of each Fund may be purchased for retirement plans, providing tax-deferred investments for individuals and institutions. Shares purchased may be used as investments for established plans, or the Distributor may provide plan documents for selected plans. A plan document must be adopted in order for a plan to be in existence.

Custodial services are provided for IRA/ROTH IRA/SEP/ SARSEP and SIMPLE IRA plans, and for 403(b)(7) Custodial Accounts. Plan administration is also available for select qualified retirement plans.

Contributions made to such plans to the extent provided in federal income tax law currently in effect, and earnings thereon, will not be taxable to the plan participant until distribution. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

================================================================================
NET ASSET VALUE
================================================================================

For purposes of determining NAV, portfolio securities of the Funds are valued at their fair market values as determined by the methods described in the SAI with the exception of money market instruments held by those Funds, which are valued by the amortized cost method.

================================================================================
PORTFOLIO TRANSACTIONS
================================================================================

The primary consideration in portfolio security transactions is best execution. Subject to this requirement, securities may be bought from or sold to brokers or dealers who have furnished statistical, research and other information or services to the Sub-Advisers. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Sub-Advisers may consider sales of shares of the respective Funds as a factor in the selection of broker-dealers to execute each Fund's portfolio transactions. NYLIFE Securities Inc. may act as a broker for the Trust in accordance with applicable regulations.

Some securities considered for investment by the Funds may also be appropriate for other clients served by the Funds' Sub-Advisers. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of the clients served by the Fund's Sub-Adviser is considered at or about the same time, transactions in such securities may be executed together and will, to the extent practicable, be allocated among the Fund and clients in a manner deemed equitable to the Funds and the clients by the Fund's Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by a Fund's Sub-Adviser, and the results of such allocations, are subject to periodic review by the Trustees.

================================================================================
TAX INFORMATION
================================================================================

A Fund generally will not be subject to federal income tax on its net taxable investment income and net realized capital gains to the extent such income and gains are distributed to its shareholders in accordance with the timing requirements of the Code.

================================================================================
OTHER INFORMATION
================================================================================

The services provided to the Funds by the Manager, the Sub-Advisers and the Funds' other service providers are dependent on those service providers' computer systems. Many computer software and hardware systems in use today cannot distinguish between the year 2000 and the year 1900 because of the way dates are encoded and calculated (the "Year 2000 Issue"). The failure to make this distinction could have a negative implication on handling securities trades, pricing and account services. The Manager, the Sub-Advisers and the Funds' other service providers are taking steps that each believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that they use. Although there can be no assurances, the Funds believe these steps will be sufficient to avoid any material adverse impact on the Funds. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to the Manager, the Sub-Advisers and the Funds' other service providers at this time but could have a material adverse impact on the operations of the Funds and the Manager, the Sub-Advisers and the Funds' other service providers.

================================================================================
APPENDIX A
================================================================================

--------------------------------------------------------------------------------
DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Designations Applicable to Municipal Bond Ratings

In its municipal bond rating system, Moody's designates those bonds within the Aa, A, Baa, Ba and B categories that it believes possess the strongest credit attributes with the symbols Aa1, A1, Baa1, Ba1 and B1.

Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

Moody's assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience; (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).

Issues that are subject to a periodic reoffer and resale in the secondary market in a "dutch auction" are assigned a long-term rating based only on Moody's assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody's expresses no opinion as to the ability of the holder to sell the security in a secondary market "dutch auction." Such issues are identified by the insertion of the words "dutch auction" into the name of the issue.

Municipal Short-Term Loan Ratings

Issues or the features associated with MIG, VMIG or SQ ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SQ: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Corporate Short-Term Debt Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------

Corporate and Municipal Debt Ratings Investment Grade

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C: The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to noncredit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities.

The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Note Rating Definitions

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Commercial Paper Rating Definitions

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

                       This page intentionally left blank

No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.



[LOGO] MAINSTAY(R) FUNDS

NYLIFE Distributors Inc.
300 Interpace Parkway
Building A
Parsippany, New Jersey 07054
Distributor of The MainStay Funds
NYLIFE Distributors Inc. is an indirect wholly owned subsidiary of New York Life Insurance Company.

[LOGO] NEW
       YORK
       LIFE

[LOGO]

                               THE MAINSTAY FUNDS

                       MAINSTAY BLUE CHIP GROWTH FUND
                        MAINSTAY RESEARCH VALUE FUND
                        MAINSTAY SMALL CAP VALUE FUND
                       MAINSTAY GROWTH OPPORTUNITIES FUND
                       MAINSTAY SMALL CAP GROWTH FUND
                          MAINSTAY EQUITY INCOME FUND
                         MAINSTAY GLOBAL HIGH YIELD FUND

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                  JUNE 1, 1998

--------------------------------------------------------------------------------

         The MainStay Funds (the "Trust") is an open-end management investment company (or mutual fund) currently consisting of twenty-two series, the following seven of which are discussed herein: Blue Chip Growth Fund, Research Value Fund, Small Cap Value Fund, Growth Opportunities Fund, Small Cap Growth Fund, Equity Income Fund and Global High Yield Fund (individually or collectively referred to as a "Fund" or the "Funds"). MainStay Management, Inc. (the "Manager") serves as the manager for the Funds and has entered into Sub-Advisory Agreements with GAMCO Investors, Inc. ("GAMCO") with respect to the Blue Chip Growth Fund; John A. Levin & Co., Inc. ("John A. Levin & Co.") with respect to the Research Value Fund; Dalton, Greiner, Hartman, Maher & Co. ("Dalton, Greiner") with respect to the Small Cap Value Fund; New York Life Insurance Company ("New York Life") with respect to the Growth Opportunities Fund; and MacKay-Shields Financial Corporation ("MacKay-Shields") with respect to the Small Cap Growth Fund, Equity Income Fund and Global High Yield Fund. GAMCO, John A. Levin & Co., Dalton, Greiner, New York Life and MacKay-Shields are sometimes jointly referred to as the "Sub-Advisers."

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Funds dated June 1, 1998, as amended or supplemented from time to time, a copy of which may be obtained without charge by writing to NYLIFE Distributors Inc., (the "Distributor") 300 Interpace Parkway, Parsippany, NJ 07054 or by calling 1-800-MAINSTAY (1-800-624-6782).

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the related Prospectus, in connection with the offers contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Statement of Additional Information and the related Prospectus do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

         Shareholder inquiries should be made by writing directly to MainStay Shareholder Services, Inc., P.O. Box 8401, Boston, Massachusetts 02266-8401, or by calling 1-800-MAINSTAY. In addition, you can make inquiries through your registered representative.

                               TABLE OF CONTENTS

                                                                                                                PAGE IN
                                                                                                             STATEMENT OF
                                                                                                              ADDITIONAL
                                                                                                              INFORMATION
                                                                                                              -----------

INVESTMENT PRACTICES AND INSTRUMENTS COMMON TO MULTIPLE FUNDS.....................................................6
         Repurchase Agreements....................................................................................6
         Lending of Portfolio Securities..........................................................................7
         Bank Obligations.........................................................................................8
         U.S. Government Securities...............................................................................9
         Debt Securities..........................................................................................9
         Convertible Securities..................................................................................10
         Arbitrage...............................................................................................11
         Foreign Securities......................................................................................11
         Foreign Currency Transactions...........................................................................13
         Foreign Index-Linked Instruments........................................................................17
         Brady Bonds.............................................................................................17
         Floating and Variable Rate Securities...................................................................18
         Zero Coupon Bonds.......................................................................................19
         When-Issued Securities..................................................................................19
         Mortgage-Related and Other Asset-Backed Securities......................................................20
         Short Sales Against the Box.............................................................................29
         Options on Securities...................................................................................30
         Options on Foreign Currencies...........................................................................36
         Securities Index Options................................................................................38
         Futures Transactions....................................................................................39
         Swap Agreements.........................................................................................49
         Loan Participation Interests............................................................................51
         Risks Associated with Debt Securities...................................................................53
         Risks of Investing in High Yield Securities
                  ("Junk Bonds").................................................................................54

FUNDAMENTAL INVESTMENT RESTRICTIONS..............................................................................55

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS..........................................................................57

TRUSTEES AND OFFICERS............................................................................................58

THE MANAGER, THE SUB-ADVISERS AND THE DISTRIBUTOR................................................................66
         Management Agreement....................................................................................66
         Sub-Advisory Agreements.................................................................................67
         Distribution Agreement..................................................................................68
         Other Services..........................................................................................70

         Expenses Borne by the Trust.............................................................................71

PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................72

NET ASSET VALUE..................................................................................................75

SHAREHOLDER INVESTMENT ACCOUNT...................................................................................77

SHAREHOLDER SERVICING AGENT......................................................................................77

PURCHASES, REDEMPTION AND REPURCHASE.............................................................................78
         Letter of Intent ("LOI")................................................................................78
         Suspension of Redemptions...............................................................................78

TAX-DEFERRED RETIREMENT PLANS....................................................................................79

         Cash or Deferred Profit Sharing Plans
                  Under Section 401(k) for Corporations
                  and Self-Employed Individuals..................................................................79
         Individual Retirement Account ("IRA")...................................................................79
         403(b)(7) Tax Sheltered Account.........................................................................81
         General Information.....................................................................................82

CALCULATION OF PERFORMANCE QUOTATIONS............................................................................82

TAX STATUS.......................................................................................................86
         Taxation of the Funds...................................................................................86
         Character of Distributions to Shareholders -- General
                   ..............................................................................................88
         Discount ...............................................................................................90
         Taxation of Options, Futures and Similar Instruments
                   ..............................................................................................91
         Passive Foreign Investment Companies....................................................................93
         Foreign Currency Gains and Losses.......................................................................94
         Commodity Investments...................................................................................94
         Dispositions of Fund Shares.............................................................................95
         Tax Reporting Requirements..............................................................................96
         Foreign Taxes...........................................................................................97
         State and Local Taxes - General.........................................................................98
         Explanation of Fund Distributions.......................................................................98
         General Information.....................................................................................98

ORGANIZATION AND CAPITALIZATION..................................................................................99
         General  ...............................................................................................99
         Voting Rights...........................................................................................99
         Shareholder and Trustee Liability.......................................................................99

OTHER INFORMATION...............................................................................................100
         Independent Accountants................................................................................100
         Legal Counsel..........................................................................................100
         Code of Ethics.........................................................................................100

FINANCIAL STATEMENTS............................................................................................101

          INVESTMENT PRACTICES AND INSTRUMENTS COMMON TO MULTIPLE FUNDS

         The Funds may engage in the following investment practices or invest in the following instruments to the extent permitted in the Prospectus.

REPURCHASE AGREEMENTS

         The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or member firms of the National Association of Securities Dealers, Inc. that meet the repurchase agreement creditworthiness guidelines established by the Trustees. In addition, the Global High Yield Fund may enter into domestic or foreign repurchase agreements with certain sellers deemed to be creditworthy pursuant to guidelines adopted by the Trustees.

         A repurchase agreement, which provides a means for a Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. government or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Repurchase agreements with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by the Fund's Custodian. The value of the purchased securities, including any accrued interest, will at all times exceed the value of the repurchase agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

         The income on repurchase agreements may be subject to federal and state income taxes when distributed by a Fund as a dividend to shareholders.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Sub-Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

         The Funds may enter into reverse repurchase agreements. A Fund will maintain a segregated account consisting of liquid assets to cover its obligations under reverse repurchase agreements. Each of the Funds will limit its investments in reverse repurchase agreements to no more than 5% of its total assets.

LENDING OF PORTFOLIO SECURITIES

         Each Fund may seek to increase its income by lending portfolio securities. Under guidelines adopted by the Funds' Board, such loans may be made to institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or U.S. government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The Trust, on behalf of certain of the Funds, has entered into an agency agreement with Merrill Lynch Portfolio Services, Inc. which acts as the Funds' agent in making loans of portfolio securities and short-term money market investments of the cash collateral received, under the supervision and control of the Funds' Sub-Advisers.

         As with other extensions of credit there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Fund. However, the loans would be made only to firms deemed by the Sub-Adviser to be creditworthy and approved by the Board, and when, in the judgment of the Sub-Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. The value of securities loaned will not exceed 33% of the value of the total assets of the lending Fund. In addition, pursuant to guidelines adopted by the Board, each Fund is prohibited from lending more than 5% of its total assets to any one counterparty.

BANK OBLIGATIONS

         Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

         Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         Investments in the obligations of banks are deemed to be "cash equivalents" if, at the date of investment, the banks have capital surplus and individual profits (as of the date of their most recently published financials) in excess of $100,000,000, or if, with respect to the obligations of other banks and savings and loan associations, such obligations are federally insured.

U.S. GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, for example, Government National Mortgage Association ("GNMA") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association ("FNMA"), by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. See "Mortgage-Related and Other Asset-Backed Securities."

DEBT SECURITIES

         Debt securities may have fixed, variable or floating (including inverse floating) rates of interest. To the extent that a Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by a Fund, and thus the NAV of the shares of a Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the average maturity of a Fund's investments, changes in relative values of the currencies in which a Fund's investments are denominated relative to the U.S. dollar, and the extent to which a Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by a Fund, and a decline in interest rates will increase the value of fixed income securities held by a Fund.

CONVERTIBLE SECURITIES

         The Funds may invest in securities convertible into common stock or the cash value of a single equity security or a basket or index of equity securities. Such investments may be made, for example, if the Sub-Adviser believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for inclusion in the Funds' portfolios include convertible bonds, convertible preferred stocks, warrants or notes or other debt instruments that may be exchanged for cash payable in an amount that is linked to the value of a particular security, basket of securities, index or indices of securities or currencies.

         Convertible securities, until converted, have the same general characteristics as other fixed income securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange his investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

         As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The unique feature of the convertible security is that as the market price of the underlying common stock declines, a convertible security tends to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

         Holders of fixed income securities (including convertible securities) have a claim on the assets of the issuer prior to the holders of common stock in case of liquidation. However, convertible securities are typically subordinated to similar non-convertible securities of the same issuer.

         Accordingly, convertible securities have unique investment characteristics because (i) they have relatively high yields as compared to common stocks, (ii) they have defensive characteristics since they provide a fixed return even if the market price of the underlying common stock declines, and (iii) they provide the potential for capital appreciation if the market price of the underlying common stock increases.

         A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision or indenture pursuant to which the convertible security is issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the underlying common stock or cash or sell it to a third party.

ARBITRAGE

         Each Fund may sell in one market a security which it owns and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences between the prices of the security in the different markets. Although the Funds do not actively engage in arbitrage, such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Fund at the time of the transaction, thus eliminating any risk to the assets of a Fund.

FOREIGN SECURITIES

         The Funds may invest in U.S. dollar-denominated and non-dollar-denominated foreign debt and equity securities and in certificates of deposit issued by foreign banks and foreign branches of U.S. banks.

         Investors should carefully consider the appropriateness of foreign investing in light of their financial objectives and goals. While foreign markets may present unique investment opportunities, foreign investing involves risks not associated with domestic investing. Securities markets in other countries are not always as efficient as those in the U.S. and are sometimes less liquid and more volatile. Other risks involved in investing in the securities of foreign issuers include differences in accounting, auditing and financial reporting standards; limited publicly available information; the difficulty of assessing economic trends in foreign countries; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); government interference, including government ownership of companies in certain sectors, wage and price controls, or imposition of trade barriers and other protectionist measures; difficulties in invoking legal process abroad and enforcing contractual obligations; political, social or economic instability which could affect U.S. investments in foreign countries; and potential restrictions on the flow of international capital. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Additional costs associated with an investment in foreign securities may include higher transaction, custody and foreign currency conversion costs. In the event of litigation relating to a portfolio investment, the Funds may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

         Investment in emerging market countries presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. Developing countries have economic structures that are less mature. Furthermore, developing countries have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed. The economies of developing countries generally are heavily dependent upon international trade, and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures in the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

FOREIGN CURRENCY TRANSACTIONS

         Many of the foreign securities in which the Funds invest will be denominated in foreign currencies. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' assets. However, each Fund may, to the extent it invests in foreign securities, enter into forward foreign currency transactions in order to protect against uncertainty in the level of future foreign currency exchange rates. Each of these Funds may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase and may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency-denominated portfolio securities due to a decline in the value of the foreign currencies against the U.S. dollar. In addition, a Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated.

         Foreign currency transactions in which the Funds may engage include forward foreign currency contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies and foreign exchange futures contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

         Normally, consideration of the prospect for currency parities will be incorporated in a longer term investment decision made with regard to overall diversification strategies. However, the Sub-Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of a Fund will be served by entering into such a contract. Generally, the Sub-Adviser believes that the best interest of a Fund will be served if a Fund is permitted to enter into forward contracts under specified circumstances. First, when a Fund enters into, or anticipates entering into, a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although a Fund would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a "settlement" hedge or "transaction" hedge.

         Second, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a "position" hedge) will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Fund also may hedge the same position by using another currency (or a basket of currencies) expected to perform in a manner substantially similar to the hedged currency ("proxy hedge"). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute "transaction" or "position" hedges (including "proxy" hedges), a Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency (or the related currency, in the case of a "proxy" hedge).

         Finally, a Fund may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform inversely with respect to the hedged currency relative to the U.S. dollar. This type of strategy, sometimes known as a "cross-currency" hedge, will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. "Cross-currency" hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

         At the consummation of the forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If a Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

         A Fund's dealing in forward contracts will be limited to the transactions described above. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Sub-Adviser. A Fund generally will not enter into a forward contract with a term of greater than one year.

         In cases of transactions which constitute "transaction" hedges, or "position" hedges (including "proxy" hedges) or "cross-currency" hedges that involve purchase and sale of two different foreign currencies directly through the same foreign currency contract, a Fund may deem its forward currency hedge position to be covered by underlying Fund portfolio securities or may establish a Segregated Account with its Custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the subject hedge. The Segregated Account will consist of liquid assets. In the case of "anticipatory" hedges and "cross-currency" hedges that involve the purchase and sale of two different foreign currencies indirectly through separate forward currency contracts, the Fund will establish a Segregated Account with its Custodian as described above. In the event a Fund establishes a Segregated Account, the Fund will mark-to-market the value of the assets in the Segregated Account. If the value of the liquid assets placed in the Segregated Account declines, additional liquid assets will be placed in the account by the Fund on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

         It should be realized that this method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract. The Funds cannot assure that the techniques discussed above will be successful. Successful use of forward contracts depends on the investment manager's skill in analyzing and predicting relative currency values. Forward contracts alter a Fund's exposure to currency exchange rate activity and could result in losses to the Fund if currencies do not perform as investment managers anticipate. A Fund may also incur significant costs when converting assets from one currency to another. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases.

         The Sub-Adviser believes active currency management can be employed as an overall portfolio risk management tool. For example, in their view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities, and the market risks of investing in specific foreign markets can at times be reduced by currency strategies which may not involve the currency in which the foreign security is denominated.

         A Fund's foreign currency transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

FOREIGN INDEX-LINKED INSTRUMENTS

         As part of its investment program, and to maintain greater flexibility, the Global High Yield Bond Fund may, subject to compliance with each Fund's limitations applicable to its investment in debt securities, invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("foreign index-linked instruments"). Foreign index-linked instruments have the investment characteristics of particular securities, securities indexes, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time.

         A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries, or the differential in interest rates between particular countries. In the case of foreign index-linked instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument.

BRADY BONDS

         The Global High Yield Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). Brady bonds are not considered U.S. government securities.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

         Brady Bonds involve various risk factors including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

FLOATING AND VARIABLE RATE SECURITIES

         Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

         The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well.

         The interest rate on a leveraged inverse floating rate debt instrument ("inverse floater") resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Funds' limitations on investments in such securities.

ZERO COUPON BONDS

         The Funds may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting market rate at the time of issuance. Because interest on zero coupon bonds is not distributed on a current basis but is, in effect, compounded, zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which the Funds must accrue and distribute every year even though a Fund receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

WHEN-ISSUED SECURITIES

     The Funds may from time to time purchase securities on a "when-issued" basis. Debt securities, including municipal bonds, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, it is the Trust's intention that each Fund will be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued securities may be sold prior to the settlement date, the Trust intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

         At the time the Trust makes the commitment on behalf of a Fund to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued security may be more or less than the purchase price payable at the settlement date. The Trustees do not believe that a Fund's net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued basis. Each Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

         The Funds may buy Mortgage-related securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans or leases, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities"). The Funds, to the extent permitted in the Prospectus, may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities.

         MORTGAGE PASS-THROUGH SECURITIES Interests in pools of mortgage-related
         --------------------------------
securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, mortgage pass-through securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages which bear interest at a rate that will be adjusted periodically.

         Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations).

         The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. government corporation within the U.S. Department of Housing and Urban Development ("HUD"). GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

         FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation and acts as a government instrumentality under authority granted by Congress. FHLMC was formerly owned by the twelve Federal Home Loan Banks and is now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

         If either fixed or variable rate pass-through securities issued by the U.S. government or its agencies or instrumentalities are developed in the future, the Funds reserve the right to invest in them.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Funds' quality standards.

         PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES The mortgage-related
         --------------------------------------------
securities in which the Funds may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

         The California Tax Free Fund, New York Tax Free Fund and Equity Index Fund, however, may not invest in non-government mortgage pass-through securities. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in the Sub-Advisers' opinion are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

         COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) A CMO is a hybrid between a
         ------------------------------------------
mortgage-backed bond and a mortgage pass-through security. Interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs are structured into multiple classes, each bearing a different stated maturity - actual maturing and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the
                                                 --------
underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond Offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         FHLMC COLLATERALIZED MORTGAGE OBLIGATIONS FHLMC CMOs are debt
         -----------------------------------------
obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

         OTHER MORTGAGE-RELATED SECURITIES Other mortgage-related securities
         ---------------------------------
include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

         CMO RESIDUALS CMO residuals are derivative mortgage securities issued
         -------------
by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a portfolio may fail to recoup fully its initial investment in a CMO residual.

         CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and, accordingly, CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

         Under certain circumstances, a Fund's investment in residual interests in "real estate mortgage investment conduits" ("REMICs") may cause shareholders of that Fund to be deemed to have taxable income in addition to their Fund dividends and distributions and such income may not be eligible to be reduced for tax purposes by certain deductible amounts, including net operating loss deductions. In addition, in some cases, the Fund may be required to pay taxes on certain amounts deemed to be earned from a REMIC residual. Prospective investors may wish to consult their tax advisors regarding REMIC residual investments by a Fund.

         CMOs and REMICs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs and REMICs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs and REMICs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO or a REMIC, there is no assurance that the collateral securing such CMO or REMIC will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs and REMICs in the over-the-counter market, the depth and liquidity of which will vary from time to time. Holders of "residual" interests in REMICs (including the Fund) could be required to recognize potential phantom income, as could shareholders (including unrelated business taxable income for tax-exempt shareholders) of funds that hold such interests. The Fund will consider this rule in determining whether to invest in residual interests.

         STRIPPED MORTGAGE-BACKED SECURITIES Stripped mortgage-backed securities
         -----------------------------------
("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed

"illiquid" and subject to a Fund's limitations on investment in illiquid securities.

         RISKS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES The value of some
         ------------------------------------------------
mortgage-backed securities in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of an Sub-Adviser to forecast interest rates and other economic factors correctly. If a Sub-Adviser incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Funds could be exposed to the risk of a loss.

         Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

         Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the chance that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

         OTHER ASSET-BACKED SECURITIES Several types of asset-backed securities
         -----------------------------
have already been offered to investors, including CARSSM ("Certificates for Automobile ReceivablesSM"). CARSSM represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     The Sub-Advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Consistent with its investment objectives and policies, a Fund also may invest in other types of asset-backed securities.

SHORT SALES AGAINST THE BOX

         A short sale is a transaction in which a Fund sells through a broker a security it does not own in anticipation of a possible decline in market price. A short sale "against the box" is a short sale in which, at the time of the short sale, a Fund owns or has the right to obtain securities equivalent in kind and amount. Each of the Funds will only enter into short sales against the box. A Fund may enter into a short sale against the box among other reasons, to hedge against a possible market decline in the value of the security owned by the Fund. If the value of a security sold short against the box increases, the Fund would suffer a loss when it purchases or delivers to the selling broker the security sold short. The proceeds of the short sale are retained by the broker pursuant to applicable margin rules. In addition, the Fund may segregate assets, equal in value to 50% of the value of the short sale, in a special account with the Fund's custodian. The segregated assets are pledged to the broker pursuant to applicable margin rules. If a broker with which the Fund has open short sales, were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. The Funds will only enter into short sales against the box with brokers the Sub-Advisers believe are creditworthy. Short sales against the box will be limited to no more than 25% of a Fund's total assets.

OPTIONS ON SECURITIES

         WRITING CALL OPTIONS Any Fund may sell ("write") covered call options
         --------------------
on the portfolio securities of such Fund in an attempt to enhance investment performance. A call option sold by a Fund is a short-term contract, having a duration of nine months or less, which gives the purchaser of the option the right to buy, and imposes on the writer of the option--in return for a premium received--the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option may be covered by, among other things, the writer owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

         A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. A Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. Covered call options and the securities underlying such options will be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

         During the option period, the covered call writer has, in return for the premium received on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.

         A Fund may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Fund makes a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option which it has previously written on any particular security. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. When a security is to be sold from the Fund's portfolio, the Fund will first effect a closing purchase transaction so as to close out any existing covered call option on that security.

         A closing purchase transaction may be made only on a national or foreign securities exchange (an "Exchange") which provides a secondary market for an option with the same exercise price and expiration date, except as discussed below. There is no assurance that a liquid secondary market on an Exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange or otherwise may exist. If the Fund is unable to effect a closing purchase transaction involving an exchange-traded option, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. A closing purchase transaction for an over-the-counter option may be made only with the other party to the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price.

         Each Fund pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Subject to the limitation that all call and put option writing transactions be covered, the Funds may, to the extent determined appropriate by the Sub- Advisers, engage without limitation in the writing of options on U.S. government securities. Subject to the limitation that all call and put option writing transactions be covered, and limitations imposed on regulated investment companies under federal tax law, the Global High Yield Fund may, to the extent determined appropriate by the Sub-Adviser, engage without limitation in the writing of options on their portfolio securities.

         WRITING PUT OPTIONS Each Fund may also write covered put options. Put
         -------------------
options written by a Fund are agreements by a Fund, for a premium received by the Fund, to purchase specified securities at a specified price if the option is exercised during the option period. A put option written by the Fund is "covered" if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian. A put option is also "covered" if the Fund holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

         The premium which the Funds receive from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

         A covered put writer assumes the risk that the market price for the underlying security will fall below the exercise price, in which case the writer could be required to purchase the security at a higher price than the then-current market price of the security. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

         The Funds may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. The Funds also may effect a closing purchase transaction, in the case of a put option, to permit the Funds to maintain their holdings of the deposited U.S. Treasury obligations, to write another put option to the extent that the exercise price thereof is secured by the deposited U.S. Treasury obligations, or to utilize the proceeds from the sale of such obligations to make other investments.

         If a Fund is able to enter into a closing purchase transaction, the Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option respectively. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

         In addition, the Funds may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which the Funds may write covered put and call options and enter into so-called "straddle" transactions involving put or call options may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company and the Trust's intention that each Fund qualify as such. Subject to the limitation that all call and put option writing transactions be covered, the Funds may, to the extent determined appropriate by the Sub-Advisers, engage without limitation in the writing of options on U.S. government securities.

         PURCHASING OPTIONS Each Fund may purchase put or call options which are
         ------------------
traded on an Exchange or in the over-the-counter market. Options traded in the over-the-counter market may not be as actively traded as those listed on an Exchange. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Funds will engage in such transactions only with firms the Sub-Advisers deem to be of sufficient creditworthiness so as to minimize these risks.

         The Funds may purchase put options on securities to protect their holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. A Fund would buy a put option in anticipation of a decline in the market value of such securities. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security at a specified price upon exercise of the option during the option period. The purchase of put options on securities held in the portfolio or related to such securities will enable a Fund to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The put options purchased by the Fund may include, but are not limited to, "protective puts" in which the security to be sold is identical or substantially identical to a security already held by the Fund or to a security which the Fund has the right to purchase. The Fund would ordinarily recognize a gain if the value of the securities decreased during the option period below the exercise price sufficiently to cover the premium. The Fund would recognize a loss if the value of the securities remained above the difference between the exercise price and the premium.

         The Funds may also purchase call options on securities the Funds intend to purchase to protect against substantial increases in prices of such securities pending their ability to invest in an orderly manner in such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price upon exercise of the option during the option period. The Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Fund would have a loss if the value of the securities remained below the sum of the premium and the exercise price during the option period. In order to terminate an option position, the Funds may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

         MARRIED PUTS Each Fund may engage in a strategy known as "married
         ------------
puts." This strategy is most typically used when the Fund owns a particular common stock or security convertible into common stock and wishes to effect a short sale against the box (see "short sales against the box") but for various reasons is unable to do so. The Fund may then enter into a series of stock and related option transactions to achieve the economic equivalent of a short sale against the box. To implement this trading strategy, the Fund will simultaneously execute with the same broker a purchase of shares of the common stock and an "in the money" over-the-counter put option to sell the common stock to the broker and generally will write an over-the-counter "out of the money" call option in the same stock with the same exercise price as the put option. The options are linked and may not be exercised, transferred or terminated independently of the other.

         Holding the put option places the Fund in a position to profit on the decline in price of the security just as it would by effecting a short sale and to, thereby, hedge against possible losses in the value of a security or convertible security held by the Fund. The writer of the put option may require that the Fund write a call option, which would enable the broker to profit in the event the price of the stock rises above the exercise price of the call option (see "writing call options" above). In the event the stock price were to increase above the strike or exercise price of the option, the Fund would suffer a loss unless it first terminated the call by exercising the put.

              SPECIAL RISKS ASSOCIATED WITH OPTIONS ON SECURITIES
              ---------------------------------------------------
Exchange markets in U.S. government securities options are a relatively new and untested concept, and it is impossible to predict the amount of trading interest that may exist in such options. The same types of risk apply to over-the-counter trading in options. There can be no assurance that viable markets will develop or continue in the United States or abroad.

         A Fund's purpose in selling covered options is to realize greater income than would be realized on portfolio securities transactions alone. A Fund may forego the benefits of appreciation on securities sold pursuant to call options, or pay a higher price for securities acquired pursuant to put options written by the Fund. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Fund will not be able to exercise profitably the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security.

         The Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Fund would have a loss if the value of the securities remained below the sum of the premium paid and the exercise price during the option period. The ability of a Fund to successfully utilize options may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly.

         The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

OPTIONS ON FOREIGN CURRENCIES

         Each Fund may, to the extent that it invests in foreign securities, purchase and write options on foreign currencies for hedging purposes in a manner similar to that of the Fund's transactions in currency futures contracts or forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such declines in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, that Fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Fund's securities denominated in that currency.

         Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options on such currency. If the value of such currency does increase, the purchase of such call options would enable the Fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Fund intends to acquire. As in the case of other types of options transactions, however, the benefit a Fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

         A Fund may also write options on foreign currencies for hedging purposes. For example, if a Fund anticipates a decline in the dollar value of foreign currency-denominated securities due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received by the Fund.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

         A call option written on foreign currency by a Fund is "covered" if that Fund owns the underlying foreign currency subject to the call or securities denominated in that currency or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the amount of the difference is maintained by a Fund in liquid assets in a segregated account with its custodian.

         As with other kinds of options transactions, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations, although, in the event of rate movements adverse to a Fund's position, a Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

         A Fund also may use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Fund's assets are or may be denominated. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

         Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the- counter options differ from traded options in that they are two- party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchanged-traded options. Foreign currency exchange-traded options generally settle in cash, whereas options traded over-the-counter may settle in cash or result in delivery of the underlying currency upon exercise of the option.

SECURITIES INDEX OPTIONS

         The Funds may purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements which may adversely affect the value of a Fund's securities.

         Unlike a securities option, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the value of the underlying securities index on the exercise date and the exercise price of the option, multiplied by (ii) a fixed "index multiplier." In exchange for undertaking the obligation to make such a cash payment, the writer of the securities index option receives a premium.

         A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 Composite Price Index or the N.Y.S.E. Composite Index, or a narrower market index such as the S&P 100 Index. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the securities represented in the securities indexes on which options are based. In addition, the purchase of securities index options involves essentially the same risks as the purchase of options on futures contracts. The principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based. Gains or losses on a Fund's transactions in securities index options depend on price movements in the securities market generally (or, for narrow market indexes, in a particular industry or segment of the market) rather than the price movements of individual securities held by a Fund. In this respect, purchasing a securities index put (or call) option is analogous to the purchase of a put (or call) on a securities index futures contract.

     A Fund may sell securities index options prior to expiration in order to close out its positions in securities index options which it has purchased. A Fund may also allow options to expire unexercised.

FUTURES TRANSACTIONS

         The Equity Income Fund and Global High Yield Fund may purchase and sell futures contracts on debt securities and on indexes of debt securities in order to attempt to protect against the effects of adverse changes in interest rates, to lengthen or shorten the average maturity or duration of a Fund's portfolio and for other appropriate risk management purposes. For example, a Fund may purchase futures contracts as a substitute for the purchase of longer-term debt securities to lengthen the average duration of a Fund's portfolio of fixed-income securities. Such futures contracts would obligate the Fund to make or take delivery of certain debt securities or an amount of cash upon expiration of the futures contract, although most futures positions typically are closed out through an offsetting transaction prior to expiration. Each Fund may purchase and sell stock index futures to hedge the equity portion of those Funds' securities portfolios with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). The Funds may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of their portfolios. In addition, each Fund may, to the extent it invests in foreign securities, enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Each of the Funds may also purchase and write put and call options on futures contracts of the type into which such Fund is authorized to enter and may engage in related closing transactions. In the United States, all such futures on debt securities, debt index futures, stock index futures, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission ("CFTC"). Subject to applicable CFTC rules, the Funds also may enter into futures contracts traded on foreign futures exchanges.

         A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts), for a set price at a future date. When interest rates are changing and portfolio values are falling, futures contracts can offset a decline in the value of a Fund's current portfolio securities. When interest rates are changing and portfolio values are rising, the purchase of futures contracts can secure better effective rates or purchase prices for the Fund than might later be available in the market when the Fund makes anticipated purchases. In the United States, futures contracts are traded on boards of trade which have been designated "contract markets" by the CFTC. Currently, there are futures contracts based on a variety of instruments, indexes and currencies, including long-term U.S. Treasury bonds, Treasury notes, GNMA certificates, three-month U.S. Treasury bills, three-month domestic bank certificates of deposit, a municipal bond index and various stock indexes.

         When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

         A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

         FUTURES ON DEBT SECURITIES A futures contract on a debt security is a
         --------------------------
binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities--assuming a "long" position--a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed-upon price. By selling futures on debt securities--assuming a "short" position--it will legally obligate itself to make the future delivery of the security against payment of the agreed-upon price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Sub- Advisers to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees.

         Hedging by use of futures on debt securities seeks to establish, more certainly than would otherwise be possible, the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

         On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. A Fund may also purchase futures contracts as a substitute for the purchase of longer-term securities to lengthen the average duration of the Fund's portfolio.

         The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

         SECURITIES INDEX FUTURES A securities index futures contract does not
         ------------------------
require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for equity securities.

         Stock index futures may be used to hedge the equity portion of a Fund's securities portfolio with regard to market (systematic) risk, as distinguished from stock-specific risk. The Funds may enter into stock index futures to the extent that they have equity securities in their portfolios. Similarly, the

Funds may enter into futures on debt securities indexes (including the municipal bond index) to the extent they have debt securities in their portfolios. By establishing an appropriate "short" position in securities index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. A Fund may also purchase futures on debt securities or indexes as a substitute for the purchase of longer-term debt securities to lengthen the average duration of the Fund's debt portfolio.

         The Funds do not intend to use U.S. stock index futures to hedge positions in securities of non-U.S. companies.

         CURRENCY FUTURES A sale of a currency futures contract creates an
         ----------------
obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A purchase of a currency futures contract creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. A Fund may sell a currency futures contract, if the Sub-Adviser anticipates that exchange rates for a particular currency will fall, as a hedge against a decline in the value of the Fund's securities denominated in such currency. If the Sub- Adviser anticipates that exchange rates will rise, the Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To offset a currency futures contract sold by a Fund, the Fund purchases a currency futures contract for the same aggregate amount of currency and delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Fund, the Fund sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

         A risk in employing currency futures contracts to protect against the price volatility of portfolio securities denominated in a particular currency is that changes in currency exchange rates or in the value of the futures position may correlate imperfectly with changes in the cash prices of a Fund's securities. The degree of correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that the Sub-Adviser could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

         OPTIONS ON FUTURES For bona fide hedging and other appropriate risk
         ------------------
management purposes, the Funds also may purchase and write call and put options on futures contracts which are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. It is the current policy of the Trust that the Funds will purchase or write only options on futures contracts that are traded on a U.S. or foreign exchange or board of trade. The Funds also may engage in related closing transactions with respect to options on futures. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

         Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a "long" futures position, in the case of a "call," or a "short" futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

         Options on futures contracts can be used by a Fund to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

         The purchase of put options on futures contracts is a means of hedging a Fund's portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Fund is not fully invested or of lengthening the average maturity or duration of a Fund's portfolio. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

         In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures.

         If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities or the currencies in which such securities are denominated.

         The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if the Fund writes a put option on a futures contract on debt securities related to securities that the Fund expects to acquire and the market price of such securities increases, the net cost to a Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market.

         While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Funds will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

         LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON
         --------------------------------------------------------------------
FUTURES CONTRACTS In general, the Funds will engage in transactions in futures
-----------------
contracts and related options only for bona fide hedging and other appropriate risk management purposes, and not for speculation. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the

Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

         When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

         When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

         When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

         The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Tax Status."

         RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS There are several
         -------------------------------------------------
risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. It is also possible that, when a Fund has sold stock index futures to hedge its portfolio against a decline in the market, the market may advance while the value of the particular securities held in the Fund's portfolio may decline. If this occurred, the Fund would incur a loss on the futures contracts and also experience a decline in the value of its portfolio securities.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid market in the options. It is not certain that such a market will develop. Although the Funds generally will purchase only those options and futures contracts for which there appears to be an active market, there is no assurance that a liquid market on an exchange will exist for any particular option or futures contract at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Fund would have to exercise options it has purchased in order to realize any profit and would be less able to limit its exposure to losses on options it has written.

         Many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. If the price of a futures contract changes more than the price of the securities or currencies, the Fund will experience either a loss or a gain on the futures contracts which will not be completely offset by changes in the price of the securities or currencies which are the subject of the hedge. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

SWAP AGREEMENTS

         The Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or for other portfolio management purposes. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return
         ----
on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to avoid any potential leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Sub- Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Sub-Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

         This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange- style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

LOAN PARTICIPATION INTERESTS

         A Fund's investment in loan participation interests may take the form of participation interests in, assignments or novations of a corporate loan ("Participation Interests"). The Participation Interests may be acquired from an agent bank, co-lenders or other holders of Participation Interests ("Participants"). In a novation, a Fund would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, a Fund may purchase an assignment of all or a portion of a lender's interest in a corporate loan, in which case, a Fund may be required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the corporate loan. A Fund also may purchase a Participation Interest in a portion of the rights of a lender in a corporate loan. In such a case, a Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the agent bank or the borrower; rather a Fund must rely on the lending institution for that purpose. A Fund will not act as an agent bank, a guarantor or sole negotiator of a structure with respect to a corporate loan.

         In a typical corporate loan involving the sale of Participation Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders which are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for a registered investment company such as the Trust. A Fund generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank monitors the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement a Fund has direct recourse against the borrower (which is unlikely), a Fund will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given broad discretion in enforcing the corporate loan agreement, and is obligated to use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

         A financial institution's employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. A successor agent bank generally will be appointed to replace the terminated bank, and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of a Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank's general or secured creditors, a Fund might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

         When a Fund acts as co-lender in connection with a participation interest or when a Fund acquires a participation interest the terms of which provide that a Fund will be in privity of contract with the corporate borrower, a Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, a Fund will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring participation interests a Fund will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meets a Fund's qualitative standards. There is a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in a Fund disposing of such securities at a substantial discount from face value or holding such security until maturity. When a Fund is required to rely upon a lending institution to pay the Fund principal, interest, and other amounts received by the lending institution for the loan participation, the Fund will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Fund's portfolio. The Funds consider loan participation interests not subject to puts to be illiquid.

RISKS ASSOCIATED WITH DEBT SECURITIES

         To the extent that a Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by a Fund, and thus the net asset value of the shares of beneficial interest of the Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the average maturity of the Fund's investments, changes in the relative values of the currencies in which the Fund's investments are denominated relative to the U.S. dollar, and the extent to which the Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by a Fund, and a decline in interest rates will increase the value of fixed income securities held by a Fund.

         When and if available, debt securities may be purchased at a discount from face value. However, the Funds do not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless current yields on these securities remain attractive. From time to time, the Funds may purchase securities not paying interest or dividends at the time acquired if, in the opinion of the Sub-Adviser, such securities have the potential for future income (or capital appreciation, if any).

         Since shares of the Funds represent an investment in securities with fluctuating market prices, the value of shares of each Fund will vary as the aggregate value of the Funds' portfolio securities increases or decreases. Moreover, the value of the debt securities that each Fund purchases may fluctuate more than the value of higher rated debt securities. These lower rated fixed income securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to the Funds but will be reflected in the net asset value of the Funds' shares.

RISKS OF INVESTING IN HIGH YIELD SECURITIES ("JUNK BONDS")

         High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

         Legislation designed to limit the use of high yield bonds in corporate transactions may have a material adverse effect on a Fund's net asset value and investment practices. In addition, there may be special tax considerations associated with investing in high yield bonds structured as zero coupon or payment-in-kind securities. A Fund records the interest on these securities annually as income even though it receives no cash interest until the security's maturity or payment date. Also, distributions on account of such interest generally will be taxable to shareholders even if the Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund may have to sell some of its assets to reduce the Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

         Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Trustees of the Trust also have adopted the following fundamental investment restrictions, which may not be changed with respect to any Fund without the approval of the majority of the outstanding voting securities of that Fund, as defined under the 1940 Act.

         The Trust may not, on behalf of any Fund:

         (1) act as an underwriter of securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of portfolio securities;

         (2) issue senior securities, except to the extent permitted under the Investment Company Act of 1940;

         (3) with respect to 75% of each Fund's total assets invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer, except U.S. government securities, or purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund;

         (4) borrow money except from banks on a temporary basis for extraordinary or emergency purposes, including the meeting of redemption requests, or by engaging in reverse repurchase agreements or comparable portfolio transactions provided that these Funds maintain asset coverage of at least 300% for all such borrowings, and no purchases of securities will be made while such borrowings exceed 5% of the value of the Fund's total assets.

         (5) purchase securities if such purchase would cause 25% or more in the aggregate of the market value of the total assets of a Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in U.S. government securities or investments in repurchase agreements with respect thereto (for the purposes of this restriction, telephone companies are considered to be a separate industry from gas or electric utilities, and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents) except that at such time that the 1940 Act is amended to permit a registered investment company to elect to be "periodically industry concentrated" (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its total assets in a particular industry) the Funds elect to be so classified and the foregoing limitation shall no longer apply with respect to the Funds;

         (6) purchase or sell real estate (excluding securities secured by real estate or interests therein or issued by companies that invest in or deal in real estate) or, commodities and commodity contracts. The Trust reserves the freedom of action to hold and to sell real estate acquired for any Fund as a result of the ownership of securities. Purchases and sales of foreign currencies on a spot basis and forward foreign currency exchange contracts, options on currency, futures contracts on currencies or securities indices and options on such futures contracts are not deemed to be an investment in a prohibited commodity or commodity contract for the purpose of this restriction; or

         (7) make loans to other persons, except loans of portfolio securities. The purchase of debt obligations and the entry into repurchase agreements in accordance with a Fund's investment objectives and policies are not deemed to be loans for this purpose.

                     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         In addition to the Trust's fundamental investment restrictions, the Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

                  (a) As an operating policy, a Fund may not sell securities short, except for covered short sales or unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures and forward contracts are deemed not to constitute short sales of securities.

                  (b) As an operating policy, a Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute the purchase of securities on margin.

                  (c) As an operating policy, a Fund may not invest in securities which are not readily marketable, or the disposition of which is restricted under federal securities laws (collectively, "illiquid securities"), other than Rule 144A securities and Section 4(2) commercial paper determined to be liquid pursuant to guidelines adopted by the Trust's Board of Trustees if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities. A Fund may not invest more than 15% of its net assets in repurchase agreements providing for settlement in more than seven days, or in other instruments which for regulatory purposes or in the Sub-Adviser's opinion may be deemed to be illiquid, such as a certain portion of options traded in the over-the-counter market, and securities being used to cover options a Fund has written.

                  (d) As an operating policy, a Fund may not purchase the securities of other investment companies except to the permitted by the 1940 Act in connection with a merger, consolidation, acquisition, or reorganization.

         "Value" for the purposes of all investment restrictions shall mean the value used in determining a Fund's net asset value.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                              TRUSTEES AND OFFICERS

         Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                                                PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                   POSITION(S) WITH TRUST                  DURING PAST 5 YEARS
---------------------                   ----------------------                  -------------------
Donald K. Ross*                         Chairman and Trustee                    Retired Chairman and Chief Executive Officer,
953 Cherokee Lane                                                               New York Life Insurance Company;  Director,
Franklin Lakes, NJ  07417                                                       New York Life Insurance Company, 1978 to 1996;
Age:  72                                                                        President, New York Life Insurance Company,
                                                                                1986 to 1990; Chairman of the Board, New York Life
                                                                                Insurance Company, 1981 to 1990; Chief Executive
                                                                                Officer, New York Life Insurance Company, 1981 to
                                                                                1990; Director, MacKay-Shields Financial
                                                                                Corporation, 1984 to present; and Trustee,
                                                                                Consolidated Edison Company of New York, Inc., 1976
                                                                                to present.

Stephen C. Roussin*                     President, Chief                        Director and Chairperson, MainStay
51 Madison Avenue                       Executive Officer and Trustee           Institutional Funds, Inc., 1997 to present;
New York, NY 10010                                                              Senior Vice President, New York Life
Age: 34                                                                         Insurance Company, 1997 to present;
                                                                                Senior Vice President, Smith Barney, 1994 to 1997;
                                                                                and Division Sales Manager, Prudential
                                                                                Securities, 1989 to 1994.

Harry G. Hohn*                          Trustee                                 Retired Chairman and Chief Executive Officer,
51 Madison Avenue                                                               New York Life Insurance Company; Chairman
New York, NY 10010                                                              of the Board and Chief Executive Officer,
Age: 65                                                                         New York Life Insurance Company, 1990 to 1997;
                                                                                Vice Chairman of the Board, New York Life
                                                                                Insurance Company, 1986 to 1990; Director,
                                                                                New York Life Insurance Company, 1985 to 1986;
                                                                                Director, Million Dollar Roundtable Foundation,
                                                                                1996 to 1997; Director, Insurance Marketplace
                                                                                Standards Association, 1996 to 1997; Director,
                                                                                Witco Corporation, 1989 to present; Member,
                                                                                International Advisory Board of Credit
                                                                                Commercial de France, 1995 to present; and a Life
                                                                                Fellow of the American Bar Foundation.

Edward J. Hogan                         Trustee                                 Independent management consultant, 1991 to 1995;
Box 2321                                                                        President, Westinghouse - Airship Industries, Inc.
Sun Valley, ID  83353                                                           and Managing Director, Airship Industries U.K.,
Age:  65                                                                        Ltd., 1987 to 1990.


                                                                                PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                   POSITION(S) WITH TRUST                  DURING PAST 5 YEARS
---------------------                   ----------------------                  -------------------
Richard M. Kernan, Jr. *                Trustee                                 Director of MainStay VP Series Fund, Inc.
51 Madison Avenue                                                               from January 1987 to present; Chairman of
New York, NY 10010                                                              the Board and Chief Executive Officer of
Age: 57                                                                         MainStay VP Series Fund, Inc. from August 1989
                                                                                to present; Executive Vice President and Chief
                                                                                Investment Officer of New York Life Insurance
                                                                                Company from March 1995 to present; Executive Vice
                                                                                President prior thereto; Member of the Board of
                                                                                Directors of New York Life Insurance Company from
                                                                                November 1996 to present and Chairman of the
                                                                                Investment Committee from January 1997 to present;
                                                                                and Director, Greystone Realty Corp. January 1997 to
                                                                                present.

Nancy Maginnes                          Trustee                                 Member, Council of Rockefeller University,
  Kissinger                                                                     New York, NY, 1991 to present; Trustee,
Hendersons Road                                                                 Council of Rockefeller University, 1995 to
Kent, CT  06757                                                                 present; Trustee, Animal Medical Center,
Age:  63                                                                        1993 to present; and Trustee, The Masters
                                                                                School, 1994 to present.

Terry L. Lierman                        Trustee                                 President, Capitol Associates, Inc., 1984 to
426 C Street, N.E.                                                              present; President, Employee Health Programs,
Washington, D.C. 20002                                                          1990 to present; Vice Chairman, TheraCom Inc.,
Age: 49                                                                         1994 to present; Member, UNICEF National Board,
                                                                                1993 to present; Director, Harvard University,
                                                                                Pollin Institute, 1995 to present; Director,
                                                                                PeacePac, 1994 to present; Commissioner, State
                                                                                of Maryland, Higher Education Commission, 1995 to
                                                                                present; Vice Chairman, National Organization on
                                                                                Fetal Alcohol Syndrome, 1993 to present; Chief
                                                                                Executive Officer, Medical Crisis Systems, 1993 to
                                                                                present; and Board Member, Hollings Cancer Center,
                                                                                Medical University of South Carolina, 1993 to
                                                                                present.


                                                                        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                   POSITION(S) WITH TRUST          DURING PAST 5 YEARS
---------------------                   ----------------------          -------------------
John B. McGuckian                       Trustee                         Chairman of the Board, Ulster Television plc,
Ardverna                                                                1990 to present; Director, Ulster Television plc,
Cloughmills                                                             1970 to present; Chairman of the Board, Tedcastle
Northern Ireland                                                        Holding Ltd. (energy), 1995 to present; Director,
BT4 49NL                                                                Cooneen Textiles Ltd. (clothing manufacturer),
Age: 58                                                                 1967 to present; Director Allied Irish Banks plc,
                                                                        1977 to present; Director, First Trust Bank, 1991 to
                                                                        present; Director, Unidare plc (engineering), 1986 to
                                                                        present; Director, Irish Continental Group plc (ferry
                                                                        operations), 1988 to present; Director, Harbour Group Ltd.
                                                                        (management company), 1980 to present; Chairman, Industrial
                                                                        Development Board, 1990 to present; and Chairman of Senate and Senior Pro- Chancellor, Queen's University, 1986 to
                                                                        present.

Donald E. Nickelson                     Trustee                         Vice Chairman, Harbour Group Industries, Inc.,
1701 Highway A-1-A Suite 101                                            1991 to present; Director, PaineWebber Group,
Vero Beach, FL 32963                                                    1980 to 1993; President, PaineWebber Group, 1988 to
Age: 65                                                                 1990; Chairman of the Board, PaineWebber Properties,
                                                                        1985 to 1989; Director, Harbour Group, 1986 to present;
                                                                        Director, CPA 10 Real Estate Inv. Trust, 1990 to present;
                                                                        Director, CIP 11 Real Estate Inv. Trust, 1991 to present;
                                                                        Chairman of the Board and Director, Rapid Rock Industries,
                                                                        Inc., 1986 to present; Director and Chairman of the Board,
                                                                        Del Industries, 1990 to present; Trustee, Jones Foundation
                                                                        (Los Angeles), 1978 to present; Director, Allied Healthcare
                                                                        Products, Inc., 1992 to present; Director, Sugen, Inc., 1992 to present; Director and Chairman of the Board, Greenfield
                                                                        Industries, Inc., 1993 to present; Director, DT Industries,
                                                                        1992 to present; Chairman of the Board, Omniquip
                                                                        International, Inc., 1996 to present; and Advisory Panel,
                                                                        Sedgwick James of NY, 1996 to present.

                                                                        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                   POSITION(S) WITH TRUST          DURING PAST 5 YEARS
---------------------                   ----------------------          -------------------
Richard S. Trutanic                     Trustee                         Managing Director, The Somerset Group
1155 Connecticut Ave. N.W.,                                             (financial advisory firm), 1990 to
Suite 400                                                               present; Senior Vice President,
Washington, DC 20036                                                    Washington National Investment Corporation
Age:  45                                                                (financial advisory firm), 1985 to 1990;
                                                                        Director, Allin Communications Corporation,
                                                                        1996 to present; and Director and Member of
                                                                        Executive Committee, Southern Net, Inc., 1986 to 1990.

Walter W. Ubl*                          Trustee                         Senior Vice President, New York Life
85 East End Avenue                                                      Insurance Company, 1995 to 1997; Vice
Apt. 2N                                                                 President, 1984 to 1995; Vice President
New York, NY  10028                                                     in charge of Mutual Funds Department,
Age:  56                                                                1989 to 1997 ; Director and Vice President,
                                                                        NYLIFE Distributors Inc., 1993 to 1997; and
                                                                        Director and Senior Vice President NYLIFE
                                                                        Securities Inc., 1996 to 1997.

----------------------------------------------------------------------------------------------------------------------
OFFICERS (OTHER THAN TRUSTEES)
----------------------------------------------------------------------------------------------------------------------

Jefferson C. Boyce                      Senior Vice President           Chairman, Monitor Capital Advisors, Inc.,
51 Madison Avenue                                                       1997 to present; Senior Vice President,
New York, NY  10010                                                     MainStay Institutional Funds Inc., 1995 to
Age: 40                                                                 present; Senior Vice President, New York Life
                                                                        Insurance Company, 1994 to present; Director,
                                                                        NYLIFE Distributors Inc., 1993 to present; and
                                                                        Chief Administrative Officer, Pension, Mutual Funds,
                                                                        Structured Finance, Corporate Quality, Human Resources
                                                                        and Employees' Health Departments, New York Life
                                                                        Insurance Company, 1992 to 1994.

Frank A. Mistero                        Senior Vice President           Senior Vice President, New York Life Insurance Company,
51 Madison Avenue                                                       1990 to present; and Director and Senior Vice President
New York, NY 10010                                                      and Chief Operating Officer, MainStay Management, Inc.,
Age: 58                                                                 1997 to present.


                                                                        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                   POSITION(S) WITH TRUST          DURING PAST 5 YEARS
---------------------                   ----------------------          -------------------
Anthony W. Polis                        Vice President and              Vice President, New York Life Insurance
51 Madison Avenue                       Chief Financial Officer         Company, 1988 to present; Director, Vice
New York, NY  10010                                                     President and Chief Financial Officer,
Age:  54                                                                NYLIFE Securities Inc., 1988 to present;
                                                                        Vice President and Chief Financial Officer,
                                                                        NYLIFE Distributors Inc., 1993 to present;
                                                                        Treasurer, MainStay Institutional Funds Inc.,
                                                                        1990 to present; Treasurer, MainStay VP Series
                                                                        Fund, Inc., 1993 to present; Assistant Treasurer,
                                                                        MainStay VP Series Fund, Inc., 1992 to 1993;
                                                                        Vice President and Treasurer, Eclipse Financial
                                                                        Asset Trust, 1992 to present; Vice President and
                                                                        Chief Financial Officer, Eagle Strategies Corp.
                                                                        (registered investment adviser), 1993 to present.

                                                                        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                   POSITION(S) WITH TRUST          DURING PAST 5 YEARS
---------------------                   ----------------------          -------------------
Richard Zuccaro                         Tax Vice President              Vice President, New York Life Insurance
51 Madison Avenue                                                       Company, 1995 to present; Vice President --
New York, NY  10010                                                     Tax, New York Life Insurance Company, 1986 to
Age:  48                                                                1995; Tax Vice President, NYLIFE Securities Inc.,
                                                                        1987 to present; Tax Vice President, NAFCO, Inc.,
                                                                        1990 to present; Tax Vice President, NYLIFE Depositary
                                                                        Inc., 1990 to present; Tax Vice President, NYLIFE Inc.,
                                                                        1990 to present; Tax Vice President, NYLIFE Insurance
                                                                        Company of Arizona, 1990 to present; Tax Vice President,
                                                                        NYLIFE Realty Inc., 1991 to present; Tax Vice President,
                                                                        NYLICO Inc., 1991 to present; Tax Vice President, New York
                                                                        Life Fund Inc., 1991 to present; Tax Vice President, New
                                                                        York Life International Investment, Inc., 1991 to present;
                                                                        Tax Vice President, NYLIFE Equity Inc., 1991 to present; Tax
                                                                        Vice President, NYLIFE Funding Inc., 1991 to present; Tax
                                                                        Vice President, NYLCO Inc., 1991 to present; Tax Vice
                                                                        President, MainStay VP Series Fund, Inc., 1991 to present;
                                                                        Tax Vice President, CNP Realty, 1991 to present; Tax Vice
                                                                        President, New York Life Worldwide Holding Inc., 1992 to
                                                                        present; Tax Vice President, NYLIFE Structured Asset
                                                                        Management Co. Ltd., 1992 to present; Tax Vice President,
                                                                        MainStay Institutional Funds Inc., 1992 to present; Tax Vice
                                                                        President, NYLIFE Distributors Inc., 1993 to present; Vice
                                                                        President & Assistant Controller, New York Life Insurance
                                                                        and Annuity Corp., 1995 to present, and Assistant
                                                                        Controller, 1991 to present; Vice President, NYLCARE Health
                                                                        Plans, Inc., 1995 to present; Vice President - Tax, New York
                                                                        Life and Health Insurance Co., 1996 to present; and Tax Vice
                                                                        President, NYL Trust Company, 1996 to present.

                                                                        PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE                   POSITION(S) WITH TRUST          DURING PAST 5 YEARS
---------------------                   ----------------------          -------------------
A. Thomas Smith III                     Secretary                       Vice President and Associate General Counsel,
51 Madison Avenue                                                       New York Life Insurance Company, 1997 to present;
New York, NY  10010                                                     Associate General Counsel, New York Life Insurance Company,
Age: 41                                                                 1996 to 1997; Assistant General Counsel, New York Life
                                                                        Insurance Company, 1994 to 1996; Secretary, Eclipse
                                                                        Financial Asset Trust, 1994 to present; Secretary, MainStay
                                                                        Institutional Funds Inc., MainStay VP Series Fund, Inc., New
                                                                        York Life Fund Inc., 1994 to 1997; Assistant Secretary,
                                                                        Eagle Strategies Corp. (registered investment adviser), 1997 to present; Secretary, Eagle Strategies Corp. (registered
                                                                        investment adviser), 1996 to present; and Assistant General
                                                                        Counsel, Dreyfus Corporation, 1991 to 1993.

*Messrs. Ross, Roussin, Hohn, Kernan and Ubl are deemed to be "interested persons" of the Trust under the 1940 Act.

         As indicated in the above table, certain Trustees and officers also hold positions with MacKay-Shields, New York Life, NYLIFE Securities Inc. and/or NYLIFE Distributors Inc.

         The Independent Trustees of the Trust receive from the Trust an annual retainer of $40,000 and a fee of $1,000 for each Board of Trustees meeting and for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses related to attendance at such meetings. Trustees who are affiliated with New York Life Insurance Company do not receive compensation from the Trust.

         For the fiscal year ended December 31, 1997, the Trustees received the following compensation from the Trust and from certain other investment companies (as indicated) that have the same investment advisers as the Trust or an investment adviser that is an affiliated person of one of the Trust's investment advisers:

                                                       Total Compensation
                               Aggregate               From Registrant
Name of                        Compensation            and Fund Complex
Trustee                        from the Trust          Paid to Trustees
-------                        --------------          -------------------

Edward J. Hogan                $________               $________
Harry G. Hohn                  $________               $________
Richard M. Kernan              $________               $________
Nancy M. Kissinger             $________               $________
Terry L. Lierman               $________               $________
John B. McGuckian*             $________               $________
Donald E. Nickelson            $________               $________
Donald K. Ross                 $________               $________
Stephen C. Roussin             $________               $________
Richard S. Trutanic            $________               $________
Walter W. Ubl                  $________               $________



* Mr. McGuckian was elected to his position as Trustee of the Trust on July 28, 1997.

         As of __________, 1998, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of beneficial interest of each of the Funds.

                THE MANAGER, THE SUB-ADVISERS AND THE DISTRIBUTOR

MANAGEMENT AGREEMENT

         Pursuant to the Management Agreement for the Funds, MainStay Management, Inc. (the "Manager"), subject to the supervision of the Trustees of the Trust and in conformity with the stated policies of the Funds, administers the Funds' business affairs and has investment advisory responsibilities.

         The Trustees, including the Independent Trustees, approved the Management Agreement at an in-person meeting held July 28, 1997. On April 27, 1998, the Trustees approved the Management Agreement with respect to the Funds. On __________, 1998, the sole initial shareholder of each of the Funds approved the Management Agreement. The Management Agreement will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and in a rule under the 1940 Act) and, in either case, by a majority of the Trustees who are not "interested persons" of the Trust or the Manager (as the term is defined in the 1940 Act).

         The Manager has authorized any of its directors, officers and employees who have been elected or appointed as Trustees or officers of the Trust to serve in the capacities in which they have been elected or appointed.

         The Management Agreement provides that the Manager shall not be liable to a Fund for any error or judgment by the Manager or for any loss sustained by a Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

         In connection with its administration of the business affairs of each of the Funds, and except as indicated in the Prospectus under the heading "Manager, Sub-Advisers and Distributor," the Manager bears the following expenses:

         (a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Trustees not affiliated with the Manager or the Sub-Adviser;

         (b) the fees to be paid to the Sub-Advisers pursuant to the Sub-Advisory Agreements; and

         (c) all expenses incurred by the Manager in connection with administering the ordinary course of the Funds' business, other than those assumed by the Trust.

SUB-ADVISORY AGREEMENTS

         Pursuant to Sub-Advisory Agreements between the Manager and each of the Sub-Advisers, subject to the supervision of the Trustees of the Trust and the Manager and in conformity with the stated policies of each of the Funds and the Trust, GAMCO; John A. Levin & Co.; Dalton, Greiner; New York Life and MacKay-Shields manage the Funds' portfolios, including the purchase, retention, disposition and loan of securities.

         The Trustees, including the Independent Trustees, approved the Sub-Advisory Agreements at an in-person meeting held April 27, 1998. On __________, 1998, the sole shareholder of each of the Funds approved the Sub-Advisory Agreements with GAMCO; John A. Levin & Co.; Dalton, Greiner; New York Life and MacKay- Shields. The Sub-Advisory Agreements will remain in effect for two years following their effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and in a rule under the 1940 Act) and, in either case, by a majority of the Trustees who are not "interested persons" of the Trust, the Manager, or the Sub- Advisers (as the term is defined in the 1940 Act).

         The Sub-Advisers have authorized any of their directors, officers and employees who have been elected or appointed as Trustees or officers of the Trust to serve in the capacities in which they have been elected or appointed. In connection with the services they render, the Sub-Advisers bear the salaries and expenses of all of their personnel.

         The Sub-Advisory Agreements provide that the Sub-Advisers shall not be liable for any error of judgment by the Sub-Advisers or for any loss suffered by any of the Funds except in the case of the Sub-Advisers' willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Agreements also provide that they shall terminate automatically if assigned and that they may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

DISTRIBUTION AGREEMENT

         NYLIFE Distributors acts as the Principal Underwriter and Distributor of the Funds' shares pursuant to the Distribution Agreement with the Trust dated January 1, 1994. NYLIFE Securities Inc., an affiliated company, sells shares of the Funds pursuant to a dealer agreement with the Distributor. The Distributor and other broker-dealers will pay commissions to salesmen as well as the cost of printing and mailing prospectuses to potential investors and of any advertising incurred by them in connection with their distribution of Trust shares. In addition, the Distributor will pay for a variety of account maintenance and personal services to shareholders after the sale.

         The Distribution Agreement with respect to the Funds was approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as the term is defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the distribution plan or in any related agreement (the "Independent Trustees") at a meeting held on April 27, 1998.

         As disclosed in the Prospectus, each of the Funds has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act for each class of shares of each Fund (the "Class A Plans", the "Class B Plans" and, collectively, the "Plans"). Under the Class A Plans, Class A shares of each Fund pay the Distributor a monthly fee at the annual rate of 0.25% of the average daily net assets of each Fund's Class A shares for distribution or service activities, as designated by the Distributor. The Class A Plans for each of the Funds were approved by the sole initial shareholder of the Class A of shares of each Fund on __________, 1998. The Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for the purpose of voting on such plans, initially approved the Class A Plans for each of the Funds on April 27, 1998.

         As noted above, the Class B shares of each Fund also have adopted Rule 12b-1 distribution plans. Rule 12b-1 distribution plans were approved on __________, 1998 by the sole initial shareholder of each of the Funds. The Trustees of the Trust, including a majority of the Independent Trustees, by vote cast in person at a meeting called for the purpose of voting on such Plans, initially approved the Class B Plans of the Funds on April 27, 1998.

         Under the Class B plans, each Fund's Class B shares pay a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares. Pursuant to the Class B Plan, the Class B shares also pay a service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Funds' Class B shares.

         Once approved by a vote of a majority of the outstanding voting securities of a class of shares of a Fund, each Plan shall continue in effect thereafter, provided such continuance is approved annually by a vote of the Trustees in the manner described above. No Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected class of shares of a Fund, and all material amendments of each Plan must also be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the affected Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. So long as any Plan is in effect, the selection and nomination of Trustees who are not such interested persons has been committed to those Trustees who are not such interested persons. The Trustees have determined that, in their judgment, there is a reasonable likelihood that each Plan will benefit the respective Fund and its shareholders. Pursuant to both the Class A and Class B Plans, the Distributor shall provide the Trust for review by the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended under each Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of each Plan, they will consider its continued appropriateness and the level of compensation provided therein.

         Pursuant to a rule of the National Association of Securities Dealers, Inc., the amount which a Fund may pay for distribution expenses, excluding service fees, is limited to 6.25% of the gross sales of the Fund's shares since inception of the Fund's Plan, plus interest at the prime rate plus 1% per annum (less any contingent deferred sales charges paid by shareholders to the Distributor or distribution fee (other than service fees) paid by the Funds to the Distributor).

OTHER SERVICES

         Pursuant to an Accounting Agreement with the Trust, dated October 24, 1997, the Manager performs certain bookkeeping and pricing services for the Funds. Each Fund will bear an allocable portion of the cost of providing these services to the Trust.

         In addition, each Fund may reimburse NYLIFE Securities, NYLIFE Distributors and MainStay Shareholder Services for the cost of certain correspondence to shareholders and the establishment of shareholder accounts.

EXPENSES BORNE BY THE TRUST

         Except for the expenses to be paid by the Manager as described in the Prospectus, the Trust, on behalf of each Fund, is responsible under its Management Agreement for the payment of expenses related to each Fund's operations, including (i) the fees payable to the Manager, (ii) the fees and expenses of Trust ees who are not affiliated with the Manager or Sub-Advisers,
(iii) certain fees and expenses of the Trust's Custodian and Transfer Agent, including the cost of pricing a Fund's shares, (iv) the charges and expenses of the Trust's legal counsel and independent accountants, (v) brokers' commissions and any issue or transfer taxes chargeable to the Trust, on behalf of a Fund, in connection with its securities transactions, (vi) the fees of any trade association of which a Fund or the Trust is a member, (vii) the cost of share certificates representing shares of a Fund, (viii) reimbursement of a portion of the organization expenses of a Fund and the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC and registering the Trust as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (ix) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and preparing, printing and mailing prospectuses and reports to shareholders, (x) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a Fund's business, (xi) any expenses assumed by the Fund pursuant to its plan of distribution, and (xii) all taxes and business fees payable by a Fund to federal, state or other governmental agencies. Fees and expenses of legal counsel, registering shares, holding meetings and communicating with shareholders include an allocable portion of the cost of maintaining an internal legal and compliance department.

          The Funds have entered into a committed line of credit with The Bank of New York as agent, and various other lenders from whom a Fund may borrow up to 5% of its net assets in order to honor redemptions. The credit facility is expected to be utilized in periods when the Funds experience unusually large redemption requests.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities (i.e., Municipal Bonds and other debt securities) are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the-counter securities also may be effected on an agency basis, when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Sub- Advisers attempt to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund and their other clients on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions. Consistent with the foregoing primary considerations, the Conduct Rules of the NASD and such other policies as the Trustees may determine, the Sub-Advisers may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

         NYLIFE Securities (the "Affiliated Broker") may act as broker for the Trust. In order for the Affiliated Broker to effect any portfolio transactions for the Trust, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trust will not deal with the Affiliated Broker in any portfolio transaction in which the Affiliated Broker acts as principal.

         Under each Sub-Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), a Sub-Adviser may cause a Fund to pay a broker-dealer (except the Affiliated Broker) which provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Sub-Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Sub-Adviser's overall responsibilities to the Trust or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

         Although commissions paid on every transaction will, in the judgment of the Sub-Advisers, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers (except the Affiliated Broker) who were selected to execute transactions on behalf of the Trust and the Sub- Advisers' other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

         Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Sub-Advisers for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Trust, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to an Sub-Adviser. Research provided by brokers is used for the benefit of all of the Sub-Advisers' clients and not solely or necessarily for the benefit of the Trust. The Sub-Advisers' investment management personnel attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Sub-Advisers as a consideration in the selection of brokers to execute portfolio transactions.

         In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of another Fund or one or more of the other clients of the Sub-Advisers. Investment decisions for a Fund and for the Sub-Advisers' other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Trust believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

         The Sub-Advisory fee that the Manager pays on behalf of each Fund to the Sub-Advisers will not be reduced as a consequence of the Sub-Advisers' receipt of brokerage and research services. To the extent a Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Sub-Advisers in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Sub-Advisers in carrying out their obligations to the Funds.

         Investors may, subject to the approval of the Trust, the Manager and the Sub-Adviser, purchase shares of a Fund with liquid securities that are eligible for purchase by that Fund and that have a value that is readily ascertainable. These transactions will be effected only if the Sub-Adviser intends to retain the security in the Fund as an investment. The Trust reserves the right to amend or terminate this practice at any time.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is determined by the Trust daily as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on each day when the New York Stock Exchange is open for trading.

         Portfolio securities of each Fund are valued (a) by appraising common and preferred stocks which are traded on the New York Stock Exchange at the last sale price on that Exchange on the day as of which assets are valued or, if no sale occurs, at the mean between the closing bid price and asked price, (b) by appraising other common and preferred stocks as nearly as possible in the manner described in clause (a) if traded on any other exchange, including the National Association of Securities Dealers National Market System and foreign securities exchanges, (C) by appraising over-the-counter common and preferred stocks quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the National Market System) at the closing bid price supplied through such system, (d) by appraising over-the-counter common and preferred stocks not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a pricing agent selected by the Sub-Adviser if those prices are deemed by the Sub-Adviser to be representative of market values at the first close of business of the New York Stock Exchange, (e) by appraising debt securities at prices supplied by a pricing agent selected by the Sub- Adviser, which prices reflect broker-dealer-supplied valuations and electronic data processing techniques if those prices are deemed by the Sub-Adviser to be representative of market values at the first close of business of the New York Stock Exchange, (f) by appraising exchange-traded options and futures contracts at the last posted settlement price on the market where any such option or futures contract is principally traded and (g) by appraising all other securities and other assets, including over-the-counter common and preferred stocks not quoted on the NASDAQ system, securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market and debt securities for which prices are supplied by a pricing agent but are not deemed by the Sub-Adviser to be representative of market values, but excluding money market instruments with a remaining maturity of 60 days or less and including restricted securities and securities for which no market quotation is available, at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Money market instruments held by the Funds with a remaining maturity of 60 days or less will be valued by the amortized cost method unless such method does not represent fair value. Forward foreign cur rency exchange contracts held by the Funds are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchange quotations.

         Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank or broker-dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees. The Trust recognizes dividend income and other distributions on the ex-dividend date, except that certain dividends from foreign securities are recog nized as soon as the Trust is informed after the ex-dividend date.

         Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Funds' net asset values are not calculated. Such calculation of net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation.

         Events affecting the values of portfolio securities that oc cur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Funds' calculation of net asset values unless the Sub-Adviser deems that the particular event would materially affect net asset value, in which case an adjustment may be made.

         The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds will be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

         To the extent that any newly organized fund or class of shares receives, on or before December 31, any seed capital, the net asset value of such fund(s) or class(es) will be calculated as of December 31.

                         SHAREHOLDER INVESTMENT ACCOUNT

         A Shareholder Investment Account is established for each investor in the Funds, under which a record of the shares of each Fund held is maintained by the Transfer Agent. If a share certificate is desired, it must be requested in writing for each transaction. There is no charge to the investor for issuance of a certificate. Whenever a transaction takes place in a Fund, the shareholder will be mailed a confirmation showing the transaction. Shareholders will be sent a quarterly statement showing the status of the Account. In addition, shareholders will be sent a monthly statement for each month in which a transaction occurs.

                           SHAREHOLDER SERVICING AGENT

         The Glass-Steagall Act prohibits national banks from engaging in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing shareholder servicing and recordkeeping functions. Changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations of those provisions, could prevent a bank from continuing to perform all or a part of such services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                      PURCHASES, REDEMPTION AND REPURCHASE

LETTER OF INTENT ("LOI")

         The LOI is a non-binding obligation on the Qualified Purchaser to purchase the full amount indicated; however, on the initial purchase, if required (or, on subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by the Transfer Agent in shares registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distribution on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference.

SUSPENSION OF REDEMPTIONS

         The Trust may suspend the right of redemption of shares of any Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of the Trust; or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption or repurchase of its shares.

                          TAX-DEFERRED RETIREMENT PLANS

CASH OR DEFERRED PROFIT SHARING PLANS UNDER SECTION 401(K) FOR
CORPORATIONS AND SELF-EMPLOYED INDIVIDUALS

         Shares of a Fund may also be purchased as an investment under a specimen cash or deferred profit sharing plan intended to qualify under Section 401(k) of the Code (a "401(k) Plan") adopted by a corporation, a self-employed individual (including sole proprietors and partnerships), or other organization. All Funds may be used as funding vehicles for qualified retirement plans including 401(k) plans, which may be administered by third-party administrator organizations. NYLIFE Distributors does not sponsor or administer such qualified plans at this time.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

         Shares of a Fund may also be purchased as an underlying investment for an IRA made available by NYLIFE Distributors. For tax years beginning in 1997, only a traditional IRA is available. For tax years beginning after 1997, two additional types of IRAs will be available -- the "Roth" IRA and the "Education" IRA.

         An individual may contribute as much as $2,000 of his or her earned income to a traditional IRA. A married individual filing a joint return may also contribute to a traditional IRA for a nonworking spouse. The maximum deduction allowed for a contribution to a spousal IRA is the lesser of (i) $2,000 or (ii) the sum of (a) the compensation includible in the working spouse's gross income plus (b) any compensation includible in the gross income of the nonworking spouse, reduced by the amount of the deduction taken by the working spouse. The maximum deduction for a IRA contribution by a married couple is $4,000.

         An individual who has not attained age 70-1/2 may make a contribution to a traditional IRA which is deductible for federal income tax purposes. For tax years beginning before 1998, a contribution is deductible only if (i) neither the individual nor his or her spouse (unless filing separate returns and living apart at all times during the taxable year) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,000 and $50,000; $25,000 for a single individual, with a phase-out for adjusted gross income between $25,000 and $35,000). These phase-out limits will gradually increase starting with tax years beginning in 1998, eventually reaching $50,000 - $60,000 for single filers in 2005 and thereafter (and reaching $80,000 - $100,000 if married filing jointly in 2007 and thereafter). In addition, for tax years beginning after 1997, a married individual may make a deductible IRA contribution even though the individual's spouse is an active participant in a qualified employer's retirement plan, subject to a phase-out for adjusted gross income between $150,000 - $160,000. However, an individual not permitted to make a deductible contribution to an IRA may nonetheless make nondeductible contributions up to the maximum contribution limit for that year. The deductibility of IRA contributions under state law varies from state to state.

         Distributions from IRAs (to the extent they are not treated as a tax-free return of nondeductible contributions) are taxable under federal income tax laws as ordinary income. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, all traditional IRAs are aggregated and treated as one IRA, all withdrawals are treated as one withdrawal, and then a proportionate amount of the withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Certain early withdrawals are subject to an additional excise tax. For distributions made after 1997, the excise tax does not apply to withdrawals up to a total of $10,000 for first-time homebuyer expenses or to withdrawals used to pay "qualified higher education expenses" of the taxpayer or his or her spouse, child or grandchild. There are also special rules governing when IRA distributions must begin and the minimum amount of such distributions; failure to comply with these rules can result in the imposition of an excise tax.

         Roth IRAs. Roth IRAs are a form of individual retirement account
         ---------
applicable for tax years beginning after 1997. Contributions to a Roth IRA are not deductible but may be made even after the individual attains the age of 70-1/2. In certain cases, distributions from a Roth IRA may be tax free. The Roth IRA, like the traditional IRA, is subject to a $2,000 ($4,000 for a married couple) contribution limit (taking into account both Roth IRA and traditional IRA contributions). The maximum contribution that can be made is phased-out for taxpayers with adjusted gross income between $95,000 and $110,000 ($150,000 - $160,000 if married filing jointly). If the Roth IRA has been in effect for five years, and distributions are (1) made on or after the individual attains the age of 59-1/2; (2) made after the individual's death;
(3) attributable to disability; or (4) used for "qualified first-time home buyer expenses," they are not taxable. If these requirements are not met, distributions are treated first as a return of contributions and then as taxable earnings. Taxable distributions may be subject to the same excise tax described above with respect to traditional IRAs. All Roth IRAs, like traditional IRAs, are treated as one IRA for this purpose. Unlike the traditional IRA, Roth IRAs are not subject to minimum distribution requirements during the account owner's lifetime. However, the amount in a Roth IRA is subject to required distribution rules after the death of the account owner.

         Education IRAs. After 1997, a taxpayer may make non-deductible
         --------------
contributions of up to $500 per year per beneficiary to an Education IRA. Contributions cannot be made after the beneficiary becomes 18 year old. The maximum contribution is phased out for taxpayers with adjusted gross income between $95,000 and $110,000 ($150,000 - $160,000 if married filing jointly).
Earnings are tax-deferred until a distribution is made. If a distribution does not exceed the beneficiary's "qualified higher education expenses" for the year, no part of the distribution is taxable. If part of a distribution is taxable, an excise tax will generally apply as well. Any balance remaining in an Education IRA when the beneficiary becomes 30 years old must be distributed and any earnings will be taxable and subject to an excise tax upon distribution.

         All income and capital gains deriving from IRA investments in the Fund are reinvested and compounded tax-deferred until distributed from the IRA. The combination of annual contributions to a traditional IRA, which may be deductible, and tax-deferred compounding can lead to substantial retirement savings. Similarly, the combination of tax free distributions from a Roth IRA or Education IRA combined with tax-deferred compounded earnings on IRA investments can lead to substantial retirement and/or education savings.

403(B)(7) TAX SHELTERED ACCOUNT

         Shares of a Fund may also be purchased as the underlying investment for tax sheltered custodial accounts (403(b) plans) made available by NYLIFE Distributors. In general, employees of tax-exempt organizations described in
Section 501(c)(3) of the Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

GENERAL INFORMATION

         Shares of a Fund may also be a permitted investment under profit sharing, pension, and other retirement plans, IRAs, and tax-deferred annuities other than those offered by the Fund depending on the provisions of the relevant plan. Third-party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

         The custodial agreements and forms provided by the Funds' Custodian and Transfer Agent designate New York Life Trust Company as custodian for IRAs and 403(b) plans (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. For further details with respect to any plan, including fees charged by New York Life Trust Company, tax consequences and redemption information, see the specific documents for that plan.

         The federal tax laws applicable to retirement plans, IRAs and 403(b) plans are extremely complex and change from time to time. Therefore, an investor should consult with his or her own professional tax adviser before establishing any of the tax-deferred retirement plans described above.

                      CALCULATION OF PERFORMANCE QUOTATIONS

         From time to time a Fund may publish its yield and/or average annual total return in advertisements and communications to shareholders. Total return and yield are computed separately for Class A and Class B shares. The average annual total return of each Fund is determined for a particular period by calculating the actual dollar amount of the investment return on a $1,000 investment in the Fund made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. This calculation assumes a complete redemption of the investment and the deduction of the maximum contingent deferred sales charge at the end of the period in the case of Class B shares. In the case of Class A shares, the calculation assumes the maximum sales charge is deducted from the initial $1,000 purchase order. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

         In considering any average annual total return quotation, investors should remember that the maximum initial sales charge reflected in each quotation for Class A shares is a one-time fee which will have its greatest impact during the early stages of an investor's investment in the Fund. The actual performance of your investment will be affected less by this charge the longer you retain your investment in the Fund.

         Quotations of each Fund's average annual total return will be calculated according to the following SEC formula:

         P(1+T) to the nth power =  ERV

where:

         P =      a hypothetical initial payment of $1,000
         T =      average annual total return
         n =      number of years

        ERV     = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10-year periods at the end of the 1, 5, or 10-year periods (or fractional portion thereof)

         Each Fund may quote total rates of return in addition to its average annual total return. Such quotations are computed in the same manner as the average annual compounded rate, except that such quotations will be based on a Fund's actual return for a specified period as opposed to its average return over 1, 5, and 10-year periods. In considering any total rate of return quotation, investors should remember that the maximum initial sales charge reflected in each quotation for Class A shares is a one-time fee which will have its greatest impact during the early stages of an investor's investment in the Fund. The actual performance of your investment will be affected less by this charge the longer you retain your investment in the Fund.

         The performance data represents historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         The yield of the Funds is computed by dividing its net investment income (determined in accordance with the following SEC formula) earned during a recent 30-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semiannual) basis and then they are annualized. Yield will be calculated using the following SEC formula:

         Yield = 2[(a-b +1) to the 6th power -1]
                    ---
                    cd

where:

         a =      interest earned during the period
         b =      expenses accrued for the period (net of reimbursements)
         c =      the average daily number of shares outstanding during the
                  period that were entitled to receive dividends
         d =      the maximum offering price per share on the last day
                  of the period

         This yield figure does not reflect the deduction of any contingent deferred sales charges which are imposed upon certain redemptions at the rates set forth under "Redemptions and Repurchases" in the Prospectus.

         A Fund may also include its current dividend rate in its prospectus, in supplemental sales literature, or in communications to shareholders. The current dividend rate of each Fund for a particular period is calculated by annualizing total distributions per share from net investment income (including equalization credits, excluding realized short-term capital gains and premiums from writing options) during this period and dividing this amount by the maximum offering price per share on the last day of the period. The current dividend rate does not reflect all components of a Fund's performance including (i) realized and unrealized capital gains and losses, which are reflected in calculations of a Fund's total return, or (ii) the amortized discount and premium on debt obligations in income using the current market value of the obligations, as is currently required for yield calculations. In addition, the current dividend rate does not take into account the imposition of any contingent deferred sales charge on the redemption of Fund shares. Any performance figure which does not take into account the contingent deferred sales charge would be reduced to the extent such charge is imposed upon a redemption.

         Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's yield, current dividend rate, total return or tax-equivalent yield of any prior period should not be considered as a representation of what an investment may earn or what an investor's yield, current dividend rate, total return or tax-equivalent yield may be in any future period.

         In addition, advertising for a Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for a Fund may refer to or discuss current or past business, political, economic or financial conditions, including events as they relate to those conditions, such as any U.S. monetary or fiscal policies and the current rate of inflation. In addition, from time to time, advertising materials for a Fund may include information concerning retirement and investing for retirement and may refer to the approximate number of then-current Fund shareholders, shareholder accounts and Fund assets.

         From time to time, advertising and sales literature for a Fund may discuss the investment philosophy, personnel and assets under management of the Fund's Manager and Sub-Adviser, and other pertinent facts relating to the management of the Fund by the adviser.

         From time to time any of the Funds may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Spot Market Prices, Barron's, BusinessWeek, Kiplinger's
                                       --------  ------------  -----------
Personal Finance, Financial World, Forbes, Money, Morningstar, Personal
----------------  ---------------  ------  -----  -----------  --------
Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.
--------  --------------------------------      -----------------------

         In addition, performance information for a Fund may be compared, in advertisements, sales literature, and reports to shareholders, to: (i) unmanaged indexes, such as the Standard & Poor's 500 Composite Stock Price Index, the Russell 2000 Index, the Salomon Brothers Broad Investment Grade Bond Index, the Morgan Stanley Capital International Indexes, the Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, the Merrill Lynch 1 to 3 Year Treasury Index, the Salomon Brothers World Government Benchmark Bond Index, the Salomon Brothers non-U.S. Dollar World Government Bond Index, J.P. Morgan Emerging Markets Bond Index, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Government Corporate Index; (ii) other groups of mutual funds tracked by Morningstar Inc. or Lipper Analytical Services, widely used independent research firms which rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) and other measures of the performance of the economy to assess the real rate of return from an investment in the Funds. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         From time to time, advertisements for the Funds may include general information about the services and products offered by the Funds, MainStay Institutional Funds Inc. and New York Life Insurance Company and its subsidiaries. For example, such advertisements may include statistical information about those entities including, but not limited to, the number of current shareholder accounts, the amount of assets under management, sales information, the distribution channels through which the entities' products are available, marketing efforts and statements about this information by the entities' officers, directors and employees.

                                   TAX STATUS

TAXATION OF THE FUNDS

         The following summarizes certain federal income tax considerations generally affecting the Funds and their stockholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their stockholders, and the discussion here is not intended as a substitute for careful tax planning. The discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be the retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase ownership, and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         Each Fund intends to be treated as a regulated investment company ("RIC") under Subchapter M of the Code.

         To qualify as a regulated investment company, each Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies ("Qualifying Income Test"); (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities on any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses; and (iii) distribute at least 90% of the sum of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and its net tax-exempt interest each taxable year. The Treasury Department is authorized to promulgate regulations under which foreign currency gains would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities (or options and futures with respect to securities). To date, no such regulations have been issued.

         Certain requirements relating to the qualification of a Fund as regulated investment company may limit the extent to which a Fund will be able to engage in certain investment practices, including transactions in futures contracts and other types of derivative securities transactions. In addition, if a Fund were unable to dispose of portfolio securities due to settlement problems relating to foreign investments or due to the holding of illiquid securities, the Fund's ability to qualify as a regulated investment company might be affected.

         A Fund qualifying as a regulated investment company generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains.

         Generally, regulated investment companies, like the Funds, must distribute amounts on a timely basis in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. Generally, to avoid the tax, a regulated investment company must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the 12-month period ending on October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution is treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions are taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Provided that a Fund qualifies as a regulated investment company for purposes of Massachusetts law, it generally will not be subject to any excise or income taxes in Massachusetts. A Fund's investments, if any, in REMIC residual interests (as explained previously in this SAI) or in Passive Foreign Investment Companies, as explained below, may cause the Fund to become liable for certain taxes. Investors that are tax-exempt organizations should carefully consider whether distributions of a Fund's earnings will be subject to tax in their hands.

CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS -- GENERAL

         Assuming a Fund qualifies as a RIC, distributions of taxable net investment income and net short-term capital gains in excess of net long-term capital losses will be treated as ordinary income in the hands of shareholders. If a Fund's investment income is derived exclusively from sources (such as interest) other than dividends, no portion of such distributions will be eligible for the dividends-received deduction available to corporations.

         If a portion of a Fund's net investment income is derived from dividends from domestic corporations, then a portion of such distributions may be eligible for the corporate dividends-received deduction. The dividends-received deduction is reduced to the extent shares of a Fund are treated as debt-financed under the Code and is generally eliminated unless such shares are deemed to have been held for more than 45 days. For dividends received or accrued after September 4, 1997, the holding period must occur during the 90-day period beginning 45 days before the date on which the shares become x-dividend. In addition, the entire dividend (including the deducted portion) is includable in the corporate shareholder's alternative minimum taxable income. Finally, if such dividends are large enough to constitute "extraordinary dividends" under Section 1059 of the Code and the applicable holding period requirements are not met, the shareholder's basis in its shares could be reduced by all or a portion of the amount of the dividends that qualifies for the dividends-received deduction.

         Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will generally be taxable to shareholders as either "20% Gain" or "28% Gain," depending upon the Fund's holding period for the assets sold. "20% Gains" arise from sales of assets held by a Fund for more than 18 months and are subject to a maximum tax rate of 20%; "28% Gains" arise from sales of assets held by a Fund for more than one year but no more than 18 months and are subject to a maximum tax rate of 28%. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares.

         Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares during that six-month period. A loss realized upon a redemption of shares of a Fund within 30 days before or after a purchase of shares of the same Fund (whether by reinvestment of distributions or otherwise) may be disallowed in whole or in part.

         If any net long-term capital gains in excess of net short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by that Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, capital gains will be taxable to the shareholders. Shareholders will be able to claim their proportionate share of the federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liabilities and will be entitled to increase the adjusted tax basis of the relevant Fund shares by the difference between their pro-rata share of such gains and their tax credit.

         Distributions by a Fund result in a reduction in the net asset value of a Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would generally be taxable to the shareholder (except to the extent the distribution is an exempt interest dividend as described below) as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will then receive a partial return of their investment upon such distribution, which may nevertheless be taxable to them.

         Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Any distributions that are not from a Fund's net investment income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of such share on the reinvestment date.

DISCOUNT

         Certain of the bonds purchased by the Funds, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as income earned by a Fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest.

         In addition, some of the bonds may be purchased by a Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a Fund elects to include market discount in income in tax years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a Fund at a constant rate over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain.

TAXATION OF OPTIONS, FUTURES AND SIMILAR INSTRUMENTS

         Many of the options, futures contracts and forward contracts entered into by a Fund will be classified as "Section 1256 contracts." Generally, gains or losses on Section 1256 contracts are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, certain Section 1256 contracts held by a Fund are "marked-to-market" at the times required pursuant to the Code with the result that unrealized gains or losses are treated as though they were realized. The resulting gain or loss generally is treated as 60/40 gain or loss, except for foreign currency gain or loss on such contracts, which generally is ordinary in character.

         Distribution of fund gains from hedging transactions will be taxable to shareholders. Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in the taxable year in which such losses are realized. Furthermore, certain transactions (including options, futures contracts, notional principal contracts, short sales and including short sales against the box) with respect to an "appreciated position" in certain financial instruments may be deemed a constructive sale of the appreciated position, requiring the immediate recognition of gain as if the appreciated position were sold. Because only a few regulations implementing the straddle rules have been promulgated, and regulations relating to constructive sales of appreciated positions have yet to be promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The hedging transactions in which a Fund engages may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

         A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

         The diversification requirements applicable to a Fund's status as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts or forward contracts.

         The Funds may engage in swap transactions. The tax treatment of swap agreements is not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the IRS might challenge such treatment. If such a challenge were successful, status of a Fund as a regulated investment company might be affected. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

PASSIVE FOREIGN INVESTMENT COMPANIES

         Certain of the Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking-to-market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the fund level under the PFIC rules would generally be eliminated, but a Fund could, in limited circumstances, incur nondeductible interest charges. Other elections may become available that would affect the tax treatment of PFIC shares held by the Fund. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not invest in PFIC shares.

FOREIGN CURRENCY GAINS AND LOSSES

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward and other contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders. If Section 988 losses exceed other investment company taxable income (which includes, among other items, dividends, interest and the excess, if any, of net short-term capital gains over net long-term capital losses) during the taxable year, a Fund would not be able to make any ordinary dividend distributions, and distributions made before the losses were realized would be recharacterized as a return of capital to shareholders or, in some cases, as capital gain, rather than as an ordinary dividend.

COMMODITY INVESTMENTS

         A regulated investment company is required under the Code to derive at least 90% of its gross income from certain qualifying sources. Qualifying income includes, inter alia, interest,
          ----------
dividends, and gain from the sale of stock or securities, but it does not include gain from the sale of commodities such as gold and other precious metals.

DISPOSITIONS OF FUND SHARES

         Upon redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. Such gain or loss generally will be a capital gain or loss if the shares of a Fund were capital assets in the hands of the shareholder, and generally will be taxable to stockholders as "20% Gain" if the shares had been held for more than 18 months or as "28% Gain" if the shares had been held for more than one year but no more than 18 months. A loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less at the time of their disposition. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less at the time of their disposition. A loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (whether through reinvestment of distributions, or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Shareholders should be aware that redeeming shares of a Fund after tax-exempt interest has been accrued by the Fund but before that income has been declared as a dividend may be disadvan tageous. This is because the gain, if any, on the redemption will be taxable, even though such gains may be attributable in part to the accrued tax-exempt interest which, if distributed to the shareholder as a dividend rather than as redemption proceeds, might have qualified as an exempt-interest dividend.

         Under certain circumstances, the sales charge incurred in acquiring shares of either Fund may not be taken into account in determining the gain or loss on the disposition of those shares.

This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and new shares are acquired without a sales charge or at a reduced sales charge. Pursuant to a right acquired upon the initial purchase of Shares. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares and will be re-elected in their basis, accordingly.

         If reverse stock splits are done, a share may have a split holding period reflecting the fact that part of the share represents a reinvested dividend or distribution.

TAX REPORTING REQUIREMENTS

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Shareholders are also required to report tax-exempt interest. Dividends declared and payable to shareholders of record on a specified date in October, November or December, if any, will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Fund, may result in tax consequences (gain or loss) to the shareholder and generally are also subject to these reporting requirements. Each shareholder should consult his or her own tax adviser to determine the tax status of a Fund distribution in his or her own state and locality (or foreign country).

         Under the federal income tax law, a Fund will be required to report to the IRS all distributions of income (other than exempt-interest dividends) and capital gains as well as gross proceeds from the redemption or exchange of Fund shares (other than shares of the Money Market Fund), except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, all such taxable distributions and proceeds from the redemption or exchange of a Fund's shares may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish a Fund with their taxpayer identification number and with required certifications regarding their status under the federal income tax law or if the IRS or a broker notifies a Fund that the number furnished by the shareholder is incorrect. In addition, both the Fund and the shareholder are potentially subject to a $50 penalty imposed by the IRS if a correct, certified taxpayer identification number is not furnished and used on required information returns. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld are creditable against the shareholder's U.S. Federal tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

FOREIGN TAXES

         Investment income and gains received by a Fund from sources outside the United States may be subject to foreign taxes which were paid or withheld at the source. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' stockholders. Since the percentage of each Fund's total assets (with the exception of the International Bond Fund and International Equity Fund) which will be invested in foreign stocks and securities will not be more than 50%, any foreign tax credits or deductions associated with such foreign taxes will not be available for use by its shareholders. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which each Fund's assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance.

         The International Bond Fund and the International Equity Fund may qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The U.S. shareholders of a Fund may claim a foreign tax credit or deduction by reason of the Fund's election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit and deduction available to shareholders is subject to certain limitations imposed by the Code. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns, although any such shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in respect to the shareholder's pro rata share of foreign taxes paid by the Fund. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed its pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from taxation by virtue of such shareholder's tax-exempt status, and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The foreign tax credit generally may offset only up to 90% of the alternative minimum tax in any given year. Foreign taxes generally are not deductible in computing alternative minimum taxable income.

STATE AND LOCAL TAXES - GENERAL

         The state and local tax treatment of distributions received from a Fund and any special tax considerations associated with foreign investments of a Fund should be examined by shareholders with regard to their own tax situations.

EXPLANATION OF FUND DISTRIBUTIONS

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

GENERAL INFORMATION

         The foregoing discussion generally relates to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on amounts constituting ordinary income to him or her.

                         ORGANIZATION AND CAPITALIZATION

GENERAL

         The Funds are separate series of an open-end investment company, The MainStay Funds ("Trust"), established under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated January 9, 1986, as amended. The Funds included herein commenced operations on June 1, 1997. The Tax Free Bond Fund was originally formed as the MacKay-Shields MainStay Tax Free Bond Fund pursuant to a Declaration of Trust on January 9, 1986 and became a series of the Trust pursuant to a reorganization which occurred on May 29, 1987. The Total Return Fund commenced operations on December 29, 1987. The Equity Index Fund commenced operations on December 20, 1990. The California Tax Free Fund and New York Tax Free Fund commenced operations on October 1, 1991. The International Bond Fund and International Equity Fund commenced operations on September 13, 1994. The Strategic Income Fund and Strategic Value Fund commenced operations on February 28 and October 22, 1997, respectively. The organizational expenses of each Fund will be amortized and deferred over a period not to exceed 60 months. The Declaration of Trust and By-laws authorize the Trustees to establish additional series or "Funds" as well as additional classes of shares.

VOTING RIGHTS

         Shares entitle their holders to one vote per share; however, separate votes will be taken by each Fund or class on matters affecting an individual Fund or a particular class of shares issued by a Fund. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights and are transferable.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                                OTHER INFORMATION

INDEPENDENT ACCOUNTANTS

-------------------------------------------------------------
                has been selected as independent public
---------------
accountants of the Trust.

LEGAL COUNSEL

         Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the

Trust.

CODE OF ETHICS

         The Trust has adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Trust and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Trust or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Trust or a Sub-Adviser unless such power is the result of their position with the Trust or Sub-Adviser. Such persons are generally required to preclear all security transactions with the Trust's Compliance Officer or his designee and to report all transactions on a regular basis. The Trust has developed procedures for administration of the Code.

                              FINANCIAL STATEMENTS

         Unaudited financial statements relating to the Funds will be prepared semi-annually and distributed to shareholders. Audited financial statements will be prepared annually and distributed to shareholders.

                               THE MAINSTAY FUNDS



                           PART C.  OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements:

     Not Applicable.



b.   Exhibits:



     1. (a) Amended and Restated Declaration of Trust dated August 30, 1991 - Previously filed as Exhibit 1(a) to Post-Effective Amendment No. 13*

          (b) Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.01 Per Share dated October 26, 1992 -- Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16*

          (c) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 11*

          (d) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 23*

          (e) Form of Declaration of Trust as Amended and Restated December 31, 1994 -- Previously filed as Exhibit 1(e) to Post-Effective Amendment No. 27*

          (f) Form of Establishment and Designation of Additional Series of Shares of Beneficial

              Interest, Par Value $.01 Per Share -- Previously filed as
              Exhibit 1(e) to Post-Effective Amendment No. 28*

          (g) Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35*

          (h) Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share -- Previously filed as Exhibit 1(h) to Post-Effective Amendment No. 38*

          (i) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share.**



     2. (a) Amended and Restated By-laws dated August 30, 1991 -- Previously filed as Exhibit 2 to Post-Effective Amendment No. 13*

          (b) Amended and Restated By-Laws dated December 31, 1994 -- Previously filed as Exhibit 2(b) to Post-Effective Amendment No. 32*



     3.       Inapplicable



     4. Specimen Share Certificate -- Previously filed as Exhibit 4 to Pre-Effective Amendment No. 2*



     5.   (a)(1)  Revised Form of Investment Advisory Agreement -- Capital
                  Appreciation Fund -- Previously filed as Exhibit 5(a)(1) to Pre-Effective Amendment No. 2*

             (2) Revised Form of Investment Advisory Agreement -- Value Fund -- Previously filed as Exhibit 5(a)(2) to Pre-Effective Amendment No. 2*

             (3) Revised Form of Investment Advisory Agreement -- Convertible Fund -- Previously filed as

--------------------------
* Previously filed as part of this Registration Statement and incorporated herein by reference.
**   To be filed by amendment

                 Exhibit 5(a)(3) to Pre-Effective Amendment No. 2*

             (4) Revised Form of Investment Advisory Agreement -- High Yield
                 Corporate Bond Fund --Previously filed as Exhibit 5(a)(4) to Pre-Effective Amendment No. 2*

             (5) Revised Form of Investment Advisory Agreement -- Government
                 Fund -- Previously filed as Exhibit 5(a)(5) to Pre-Effective Amendment No. 2*

             (6) Revised Form of Investment Advisory Agreement -- Money Market
                 Fund -- Previously filed as Exhibit 5(a)(6) to Pre-Effective Amendment No. 2*

             (7) Form of Investment Advisory Agreement -- Tax Free Bond Fund --
                 Previously filed as Exhibit 5(a)(7) to Post-Effective Amendment No. 2*

             (8) Revised Form of Investment Advisory Agreement -- Total Return
                 Fund -- Previously filed as Exhibit 5(a)(9) to Post-Effective Amendment No. 4*

             (9) Form of Investment Advisory Agreement -- Equity Index Fund --
                 Previously filed as Exhibit 5(a) to Post-Effective Amendment No. 7*

            (10) Form of Investment Advisory Agreement -- California Tax Free
                 Fund and New York Tax Free Fund -- Previously filed as Exhibit 5(a) to Post-Effective Amendment No. 11*

            (11) Form of Investment Advisory Agreement -- International Equity
                 Fund and International Bond Fund -- Previously filed as Exhibit 5 to Post-Effective Amendment No. 23*

            (12) Form of Investment Advisory Agreement--Strategic Income Fund--
                 Previously filed as Exhibit 5(a)(12) to Post-Effective Amendment No. 35*

            (13) Form of Management Agreement -- Strategic Value Fund --
                 Previously filed as Exhibit 5(a)(13) to Post Effective Amendment No. 38*


------------------------
* Previously filed as part of this Registration Statement and incorporated herein by reference.
**   To be filed by amendment

            (14) Form of Composite Management Agreement**

          (b)(1) Form of Sub-Advisory Agreement -- Strategic Value Fund -- Previously filed as Exhibit 5(b)(1) to Post-Effective Amendment No. 38*

          (b)(2) Composite Sub-Advisory Agreement with MacKay-Shields and Monitor**

          (b)(3) Form of Sub-Advisory Agreement - with GAMCO Investors,
                 Inc.**

          (b)(4) Form of Sub-Advisory Agreement - with New York Life Insurance Company**

          (b)(5) Form of Sub-Advisory Agreement - with John A. Levin & Co.,
                 Inc.**

          (b)(6) Form of Sub-Advisory Agreement - with Dalton, Greiner, Hartman, Maher & Co.**

     6. (a) Form of Distribution Agreement -- Previously filed as Exhibit 6(a) to Post-Effective Amendment No. 22*

          (b)  Form of Soliciting Dealer Agreement -- Previously filed as
               Exhibit 6(b) to Pre-Effective Amendment No. 1*



     7.        Inapplicable



     8. (a) Custodian Contract with State Street Bank and Trust Company -- Previously filed as Exhibit 8(a) to Pre-Effective Amendment No. 1*

          (b) Fee schedule for Exhibit 8(a) -- Previously filed as Exhibit 8(b) to Pre-Effective Amendment No. 2*


------------------------
* Previously filed as part of this Registration Statement and incorporated herein by reference.
**   To be filed by amendment

          (c) Custodian Contract with The Bank of New York --Previously filed as Exhibit 8(a) to Post-Effective Amendment No. 7*

     9.   (a)(1) Form of Transfer Agency Agreement --Previously filed as Exhibit
                 9(a)(1) to Post-Effective Amendment No. 37*

             (2) Form of Subtransfer Agency Agreement --Previously filed as
                 Exhibit 9(a)(2) to Post-Effective Amendment No. 37*

          (b)(1) Form of Administration Agreement -- Equity Index Fund -- Previously filed as Exhibit 9(b) to Post Effective Amendment No. 20*

             (2) Form of Administration Agreement --California Tax Free Fund and
                 New York Tax Free Fund -- Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 21*

             (3) Form of Composite Administration Agreement --Capital
                 Appreciation Fund, Value Fund, Convertible Fund, Total Return Fund, High Yield Corporate Bond Fund, Government Fund and Tax Free Bond Fund -- Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 22*

             (4) Form of Administration Agreement --International Equity Fund
                 and International Bond Fund -- Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 23*

             (5) Form of Administration Agreement -- Strategic Income Fund --
                 Previously filed as Exhibit 9(b)(5) to Post-Effective Amendment No. 35*

          (c)    Form of Fund Accounting Service Agreement --Previously filed as
                 Exhibit 9(11) to Post-Effective Amendment No. 6*

------------------------
* Previously filed as part of this Registration Statement and incorporated herein by reference.
**   To be filed by amendment

          (d) Form of Guaranty Agreement -- Equity Index Fund -- Previously filed as Exhibit 9(c) to Post-Effective Amendment No. 7*

          (e) Form of Services Agreement between The MainStay Funds and NYLIFE Distributors Inc. -- Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 25*

          (f) Form of Service Agreement -- Previously filed as Exhibit 9(g) to Post-Effective Amendment No. 33*

          (g) Form of Service Agreement with New York Life Benefit Services, Inc. --Previously filed as Exhibit 9(g) to Post-Effective Amendment No. 37*



    10.   Opinion of counsel** -



    11.   Consent of independent accountants**



    12.   Inapplicable



    13. Investment representation letter relating to initial capital -- Previously filed as Exhibit 13 to Pre-Effective Amendment No. 1*



    14.(a)(1)  Revised Form of 403(b) Account Application --Previously filed as
               Exhibit 14(a)(1) to Post-Effective Amendment No. 3*


------------------------
* Previously filed as part of this Registration Statement and incorporated herein by reference.
**   To be filed by amendment

          (2) Revised Form of 403(b) Custodial Agreement --Previously filed as
              Exhibit 14(a)(2) to Post-Effective Amendment No. 3*

       (b)(1) Form of 401(k) Adoption Agreement --Previously filed as Exhibit 14(b)(1) to Pre-Effective Amendment No. 2*

          (2) Form of 401(k) Plan and Trust -- Previously filed as Exhibit 14(b)(2) to Pre-Effective Amendment No. 2*

       (c)(1) Form of IRS Form 5305-A -- Previously filed as Exhibit 14(c)(1) to Pre-Effective Amendment No. 2*

          (2) Revised Form of IRS Adoption Agreement and Custodian Disclosure Statement*

          (3) Form of MainStay Funds Individual Retirement Account Application and Transfer Request*

    15.(a)(1) Form of Composite Plan of Distribution pursuant to Rule 12b-1
              (Class A shares) as approved October 30, 1995 -- Capital Appreciation Fund, Value Fund, Convertible Fund, Total Return Fund, High Yield Corporate Bond Fund, Government Fund and Tax Free Bond Fund -- Previously filed as Exhibit 15(a)(1) to Post-Effective Amendment No. 32*

          (2) Form of Composite Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) as approved October 30, 1995 -- Capital Appreciation Fund, Value Fund, Convertible Fund, Global Fund, Total Return Fund, Natural Resources/Gold Fund, High Yield Corporate Bond Fund, Government Fund and Tax Free Bond Fund -- Previously filed as Exhibit 15(a)(2) to Post-Effective Amendment No. 32*

          (3) Form of Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) as approved October



------------------------
* Previously filed as part of this Registration Statement and incorporated herein by reference.
**   To be filed by amendment

              30, 1995 -- International Equity Fund and International Bond Fund --Previously filed as Exhibit 15(a)(3) to Post-Effective Amendment No. 33*

          (4) Form of Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) as approved October 30, 1995 -- International Equity Fund and International Bond Fund -- Previously filed as Exhibit 15(a)(4) to Post-Effective Amendment No. 33*

          (5) Form of Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) as approved October 30, 1995 -- California Tax Free Fund, New York Tax Free Fund and Equity Index Fund --Previously filed as
              Exhibit 15(a)(5) to Post-Effective Amendment No. 33*

          (6) Form of Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) as approved October 30, 1995 -- California Tax Free Fund and New York Tax Free Fund -- Previously filed as Exhibit 15(a)(6) to Post-Effective Amendment No. 33*

          (7) Form of Plan of Distribution pursuant to Rule 12b-1 (Class A Shares) --MainStay Strategic Income Fund -- Previously filed as
              Exhibit 15(a)(7) to Post-Effective Amendment No. 34*

          (8) Form of Plan of Distribution pursuant to Rule 12b-1 (Class B Shares) --MainStay Strategic Income Fund -- Previously filed as
              Exhibit 15(a)(8) to Post-Effective Amendment No. 34*

          (9) Form of Plan of Distribution pursuant to Rule 12b-1 (Class A shares) --MainStay Strategic Value Fund -- Previously filed as
              Exhibit 15(a)(9) to Post-Effective Amendment No. 38*

         (10) Form of Plan of Distribution pursuant to Rule 12b-1 (Class B shares) --MainStay Strategic Value Fund -- Previously filed as
              Exhibit 15(a)(10) to Post-Effective Amendment No. 38*


------------------------
* Previously filed as part of this Registration Statement and incorporated herein by reference.
**   To be filed by amendment

         (11) Form of Composite Plan of Distribution pursuant to Rule 12b-1 as approved October 24, 1997 - -- Previously filed as Exhibit 15(a)(11) to Post-Effective Amendment No. 42.*

   16.   Inapplicable



   17.   Financial Data Schedules - Not applicable



   18. Form of Multiple Class Plan Pursuant to Rule 18f-3 --Previously filed as Exhibit 18 to Post-Effective Amendment No. 30*

ITEM 25.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following chart indicates the persons controlled by New York Life:

                                                    Jurisdiction of           Percent of Voting

Name+                                                Organization             Securities Owned
----                                                ---------------           -----------------



Eagle Strategies Corporation                            Arizona                    100%

Greystone Realty Corporation which owns 100%            Delaware                   100%

of the shares of:

  Greystone Realty Management, Inc.                     Delaware

NYLIFE Administration Corp.                             Texas                      100%

MacKay-Shields Financial Corporation                    Delaware                   100%

MSC Holding, Inc. (formerly Magnus Software             Georgia                  85.43%
 Corporation, Inc.)

MainStay Institutional Funds Inc.                       Maryland                  ***

MainStay Management, Inc.                               Delaware                   100%

MainStay Shareholder Services, Inc.                     Delaware                   100%

                                                    Jurisdiction of           Percent of Voting
Name+                                                Organization             Securities Owned
----                                                ---------------           -----------------

Monitor Capital Advisors, Inc.                          Delaware                   100%

NYLIFE SFD Holding, Inc.                                Delaware                   100%

  which owns 83.33% of NYLIFE

    Structured Asset Management Company Ltd.            Texas

New York Life Capital Corporation                       Delaware                   100%

New York Life Fund, Inc.                                New York                   *

New York Life Insurance and Annuity                     Delaware                   100%

  Corporation

New York Life International Investment Inc.             Delaware                   100%

which owns 100% of the shares of:

  Monetary Research Ltd.                                Bermuda

  and 100% of the shares of:

  NYL Management Limited                                England

MainStay VP Series Fund, Inc.                           Maryland                  *

New York Life International, Inc. (formerly New York
 Life Worldwide Holding, Inc.), which owns 100% of the shares of:

     New York Life Worldwide Capital, Inc.              Delaware

     New York Life Worldwide Development, Inc.          Delaware

     New York Life Worldwide (Bermuda) Ltd.             Bermuda

     New York Life Insurance Worldwide Ltd.             Bermuda

     and owns 99.97% of the shares of



New York Life (U.K.) Ltd., which owns 100% of the       England
shares of:

                                                    Jurisdiction of           Percent of Voting
 Name+                                                Organization             Securities Owned
----                                                ---------------           -----------------

Windsor Construction Company Limited                England
and 33.3% of Japan Gamma Asset Management
Limited and 31.5% of the shares of:                 Japan

     Life Assurance Holding Corporation Limited,    South Korea
     which owns 100% of the shares of:
                                                    Indonesia
       Windsor Life Assurance Company Limited

     and which owns 51% of the shares of:

        KOHAP New York Life Insurance Ltd.          Mexico

     and which owns 50.2% of the shares of:

        P.T. Asuransi Jiwa Sewur -

        New York

     and which owns 49% of the shares of:

        GEO New York Life, S.A.                                                        100%

                                                    Delaware

NYLIFE Depositary Corporation which owns 16.67%     Texas
of NYLIFE Structured Asset Management Company Ltd.

New York Life Benefit Services, Inc. which owns     Massachusetts                      100%
100% of ADQ Insurance Agency Inc.
                                                    Massachusetts

New York Life Trust Company                         New York                           100%

NYLIFE Distributors Inc.                            Delaware                           100%

NYLIFE Healthcare Management Inc., which owns       Delaware
54.3% of total combined stock and 89.6% of the voting
rights of:

  Express Scripts, Inc., which owns 100% of the shares of:
                                                    Delaware
        Great Plains Reinsurance Company
                                                    Arizona
        Practice Patterns Science, Inc.
                                                    Delaware


                                                    Jurisdiction of           Percent of Voting
Name+                                                Organization             Securities Owned
----                                                ---------------           -----------------

ESI Canada Holdings, Inc., which owns               Canada
100% of the shares of:

         ESI Canada, Inc.
                                                    Canada
    IVTx of Houston, Inc.
                                                    Texas
    IVTx of Dallas, Inc.
                                                    Texas
    PhyNet, Inc.
                                                    Texas
Express Scripts Vision Corporation
                                                    Delaware
NYLCare Health Plans, Inc.
                                                    Delaware


(formerly Sanus Corp. Health Systems), which
owns 100% of the shares of:                        Delaware

        New York Life and Health Insurance         Delaware
        Company
                                                   Delaware
        Avanti Corporate Health Systems Inc.
                                                   Maryland
        Avanti Health Systems, Inc., which owns
        100% of the shares of:
                                                   Maryland
         Avanti of the District, Inc.
                                                   Illinois
         Avanti of Illinois, Inc.
                                                   New York
         Avanti of New York, Inc.
                                                   New Jersey
         Avanti of New Jersey, Inc.

     and owns 80% of the shares of:

     NYLCare Health Plans of the Mid-Atlantic,
     Inc., which owns 100% of the shares of:
                                                    Maryland
         Physicians Health Services Foundation,
         Inc.
                                                    Delaware
     Lonestar Holding Co., which owns 90% of the shares of:
                                                    Texas
         Lone Star Health Plan, Inc., which owns
         100% of the shares of:

                                                    Jurisdiction of           Percent of Voting
Name+                                                Organization             Securities Owned
----                                                ---------------           -----------------
          NYLCare Health Plans of the Gulf          Texas
          Coast, Inc.

Prime Provider Corp., which owns 100% of
the shares of:                                      New York

     Prime Provider Corp. of Texas
                                                    Texas
NYLCare Health Plans of Connecticut, Inc.
                                                    Connecticut
Sanus Dental Plan of N.J., Inc.
                                                    New Jersey
NYLCare Dental Plans of the Southwest, Inc.
                                                    Texas
NYLCare Health Plans of New York, Inc.
                                                    New York
NYLCare Health Plans of Connecticut, Inc.
                                                    Connecticut
NYLCare Health Plans of the Midwest, Inc.
                                                    Illinois

NYLCare Health Plans of New Jersey, Inc.            New Jersey
NYLCare of Texas, Inc., which owns 100%             Texas
of the shares of:
    NYLCare Passport PPO of the                     Texas
    Southwest, Inc.

    NYLCare Preference Services, Inc.               Maryland

Sanus Preferred Providers West, Inc.                California

Sanus Preferred Services of Illinois, Inc.          Illinois
    NYLCare Health Plans of the Southwest, Inc.     Texas
    WellPath of Arizona Reinsurance Company         Arizona
    NYLCare Health Plans of Louisiana, Inc.         Louisiana
    NYLCare of New England, Inc.                    Delaware
    Sanus - Northeast, Inc.                         Delaware
    NYLCare Health Plans of Maine, Inc.             Maine
    NYLCare NC Holdings, Inc. which owns            Delaware
    50% of the shares of:
    WellPath Community Health Plan Holdings,        North Carolina
    L.L.C.

    which owns 100% of WPCHP Holdings, Inc.         Delaware
    and 99% of:

    WellPath Preferred Services, L.L.C.             North Carolina


                                                 Jurisdiction of           Percent of Voting
Name+                                              Organization             Securities Owned
----                                             ---------------           -----------------
    and

    WellPath Select Holdings, L.L.C. which       North Carolina
    owns 100% of:

    WellPath Select, Inc.                        North Carolina
    WellPath of Carolina, Inc.                   North Carolina

    Sanus of New York and New Jersey, Inc.       New York
    NYLCare Health Plans of Pennsylvania, Inc.   Pennsylvania

    Docservo, Inc.                               New York


The ETHIX Corporation, which owns 100%           Delaware
of the shares of:
    ETHIX Great Lakes, Inc.                      Michigan
    ETHIX Mid-Atlantic, Inc.,                    Pennsylvania

    ETHIX Midlands, Inc.                         Delaware
    ETHIX Mid-Rivers, Inc.                       Missouri
    ETHIX Northwest Public Services, Inc.        Washington

    ETHIX Northwest, Inc.,                       Washington

    which owns 100% of:

    NYLCare Health Plans Northwest, Inc.         Washington
    ETHIX Pacific, Inc.                          Oregon
    ETHIX Risk Management, Inc.                  Oregon
    ETHIX Southeast, Inc.                        North Carolina
    ETHIX Southwest, Inc.                        Texas
Benefit Panel Services which owns 100%           California
of the shares of VivaHealth, Incorporated
and BPS Health Plan
Administrators.                                  California


One Liberty Plaza Holdings, Inc.                 Delaware

NYLIFE Inc.                                      New York                                 100%

NYLIFE Insurance Company of Arizona              Arizona                                  100%

NYLIFE Refinery, Inc.                            Delaware                                 100%
NYLIFE Securities Inc.                           New York                                 100%
NYLINK Insurance Agency Incorporated             Delaware                                 100%



                                                 Jurisdiction of           Percent of Voting
Name+                                              Organization             Securities Owned
----                                             ---------------           -----------------
which owns 100% of the shares of:                Alabama

     NYLINK Insurance Agency of Alabama          New Mexico

     NYLINK Insurance Agency of New Mexico       Hawaii
      NYLINK Insurance Agency of Hawaii          Massachusetts
      Incorporated.

  NYLINK Insurance Agency of Massachusetts,
   Incorporated.

NYLTEMPS Inc.                                    Delaware                             100%

_____________________

+ By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A.



* New York Life serves as investment adviser to these entities, the shares of which are held of record by separate accounts of New York Life (for the New York Life Fund, Inc.) and NYLIAC (for the MainStay VP Series Fund, Inc.). New York Life disclaims any beneficial ownership and control of these entities.



**   New York Life Foundation does not issue voting securities.



*** New York Life Insurance Company, MacKay-Shields Financial Corporation and Monitor Capital Advisors, Inc. serve as sub-advisers to this entity.

Item 26.  Number of Holders of Securities (as of February 28, 1998)


                                                        (2)

           (1)                                       NUMBER OF

      TITLE OF CLASS                               RECORD HOLDERS
      --------------                               --------------


Shares of Common Stock:                        Class A      Class B
                                               -------      -------



  Shares of beneficial interest,
    Capital Appreciation Fund                   17,658      138,435
  Shares of beneficial interest,
    Value Fund                                   8,419       96,661
  Shares of beneficial interest,
    Convertible Fund                             3,396       43,598
  Shares of beneficial interest,
    High Yield Corporate Bond Fund               6,965      108,359
  Shares of beneficial interest,
    Government Fund                                792       38,596
  Shares of beneficial interest,
    Tax Free Bond Fund                             400       15,323
  Shares of beneficial interest,
    Money Market Fund                            4,683       33,619
  Shares of beneficial interest,
    Total Return Fund                            5,098       88,191
  Shares of beneficial interest,
    Equity Index Fund                           20,417          N/A
  Shares of beneficial interest,
    California Tax Free Fund                       415          236
  Shares of beneficial interest,
    New York Tax Free Fund                         401          162
  Shares of beneficial interest,
    International Equity Fund                    1,565        9,261
  Shares of beneficial interest,
    International Bond Fund                        318        2,398
  Shares of beneficial interest,
    Strategic Income Fund                          425        2,230
  Shares of beneficial interest,
    Strategic Value Fund                           422        1,700


ITEM 27.  INDEMNIFICATION



     New York Life Insurance Company maintains Directors & Officers Liability insurance coverage totaling $100 million. The coverage limit applies each year and has been extended to cover Directors, Trustees and Officers of the

Trust, and subsidiaries and certain affiliates of New York Life. Subject to the policies' terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims, including related expenses, made against them while acting in their capacities as such. The primary policy in the amount of $25 million is issued by National Union Fire Insurance Company of Pittsburgh, PA, and the excess policies in the amount at $75 million are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.



     Article IV of Registrant's Declaration of Trust states as follows:



     Section 4.3.  Mandatory Indemnification.



     (a) Subject to the exceptions and limitations contained in paragraph (b) below:



        (I) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;



        (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.



     (b) No indemnification shall be provided hereunder to a Trustee or officer:



        (I) against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

        (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;



        (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(I) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;



               (A) by the court or other body approving the settlement or other disposition; or



               (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.



     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.



     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this
Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:



        (I) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

        (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.



     As used in this Section 4.3, a "Non-interested Trustee" is one who is not
(I) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.



Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER



     The business of MainStay Management, Inc., New York Life Insurance Company, GAMCO Investors, Inc., John A. Levin & Co., Inc., Dalton, Greiner, Hartman, Maher & Co., MacKay-Shields Financial Corporation and Monitor Capital Advisors, Inc. is summarized under "Know with Whom You're Investing" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.


     The business or other connections of each director and officer of MainStay Management, Inc. is currently listed in the investment adviser registration on Form ADV for MainStay Management, Inc. (File No. 801-54912) and is hereby incorporated herein by reference.


     The business or other connections of each director and officer of MacKay-Shields Financial Corporation is currently listed in the investment adviser registration on Form ADV for MacKay-Shields Financial Corporation (File No. 801-5594) and is hereby incorporated herein by reference.



     The business or other connections of each director and officer of Monitor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Monitor Capital Advisors, Inc. (File No. 801-34412) and is hereby incorporated herein by reference.



     The business or other connections of each director and officer of New York Life Insurance Company is currently listed in the investment adviser registration on Form ADV for New York Life Insurance Company (File No. 801-19525) and is hereby incorporated herein by reference.



     The business or other connections of each director and officer of GAMCO Investors, Inc. is currently listed in the investment adviser registration on Form ADV for GAMCO Investors, Inc. (File No. 801-14132) and is hereby incorporated herein by reference.



     The business or other connections of each director and officer of John A. Levin & Co., Inc. is currently listed in the investment adviser registration on Form ADV for John A. Levin & Co., Inc. (File No. 801-52602) and is hereby incorporated herein by reference.



     The business or other connections of each director and officer of Dalton, Greiner, Hartman, Maher & Co. Is currently listed in the investment adviser registration on Form ADV for Dalton, Greiner, Hartman, Maher & Co. (File No. 801-36175) and is hereby incorporated herein by reference.



ITEM 29.  PRINCIPAL UNDERWRITERS



     (a)  None.



     (b)

                                                            (3)
(1)                                  (2)                Positions and
Name and Principal          Position and Office with    Offices with
Business Address            NYLIFE Distributors Inc.     Registrant
------------------          ------------------------    --------------
Mistero, Frank               Director and  President    Senior Vice President
  260 Cherry Hill Road
  Parsippany, NJ 07054
Davidson, Sheila             Chief Compliance Officer   None
  51 Madison Avenue
  New York, NY 10010
Boyce, Jefferson C.          Director                   Senior Vice President
  51 Madison Avenue
  New York, NY 10010
Brady, Robert E.             Director and Vice          None
  260 Cherry Hill Road       President
  Parsippany, NJ 07054
Boccio, Frank M.             Director                   None
  51 Madison Avenue
  New York, NY 10010
Rock, Robert D.              Director                   None
  51 Madison Avenue
  New York, NY 10010
Gallo, Michael G.            Director                   None
  51 Madison Avenue
  New York, NY 10010
Hildebrand, Phillip J.       Director                   None
  51 Madison Avenue
  New York, NY 10010
Roussin, Stephen             Director                   President and Chief
  Morris Corporate Center I                             Executive Officer
  Building A
  300 Interpace Parkway
  Parsippany, NJ  07054
Polis, Anthony W.            Vice President and Chief   Chief Financial Officer
  Morris Corporate Center  I Financial Officer
  Building A
  300 Interpace Parkway
  Parsippany, NJ  07054
Calhoun, Jay S.              Vice President and         None
  51 Madison Avenue          Treasurer
  New York, NY 10010

                                                            (3)
(1)                                  (2)                Positions and
Name and Principal          Position and Office with    Offices with
Business Address            NYLIFE Distributors Inc.     Registrant
------------------          ------------------------    --------------
Ubl, Walter W.              Director and Senior Vice    Trustee
  260 Cherry Hill Road      President
  Parsippany, NJ 07054
Warga, Thomas J.            Senior Vice President and   None
  51 Madison Avenue         General Auditor
  New York, NY  10010
Livornese, Linda M.         Vice President              None
  51 Madison Avenue
  New York, NY  10010
Murray, Thomas J.           Corporate Vice President    None
  51 Madison Avenue
  New York, NY 10010
Zuccaro, Richard W.         Tax Vice President          Tax Vice
  51 Madison Avenue                                     President
  New York, NY 10010
Krystel, David J.           Vice President              None
  51 Madison Avenue
  New York, NY 10010
O'Byrne, John H.            Vice President and Chief    None
  51 Madison Avenue         Compliance Officer
  New York, NY 10010
Adasse, Louis H.            Corporate Vice President    None
  51 Madison Avenue,
  New York, NY 10010
Daoust, George R.           Assistant Vice President    None
 Morris Corporate Center I
 Building A
 300 Interpace Parkway
Parsippany, NJ 07054
Arizmendi, Arphiela         Assistant Vice President    Assistant Treasurer
 Morris Corporate Center I
 Building A
 300 Interpace Parkway
Parsippany, NJ 07054
Cirillo, Antoinette B.      Assistant Vice President    Assistant Treasurer
 Morris Corporate Center I
 Building A

                                                            (3)
(1)                                  (2)                Positions and
Name and Principal          Position and Office with    Offices with
Business Address            NYLIFE Distributors Inc.     Registrant
------------------          ------------------------    --------------

 300 Interpace Parkway
 Parsippany, NJ 07054
Lorito, Geraldine           Assistant Vice President     Assistant Treasurer
 Morris Corporate Center I
Building A
 300 Interpace Parkway
 Parsippany, NJ 07054
Gomez, Mark A.              Assistant Secretary          None
 51 Madison Avenue
 New York, NY  10010
Brenner, Nancy              Secretary                    None
 51 Madison Avenue
 New York, NY  10010


      (c)  Inapplicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.



     Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, the Manager and NYLIFE Distributors Inc., Morris Corporate Center I, Building A, 300 Interpace Parkway, Parsippany, NJ 07054, at MacKay-Shields Financial Corporation, 9 West 57th Street, New York, NY 10019; Monitor Capital Advisors, Inc., 504 Carnegie Center, Princeton, New Jersey 08540; New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010; GAMCO Investors, Inc., One Corporate Center, Rye, NY 10580; John A Levin & Co., Inc., One Rockefeller Plaza, 25th Floor, New York, NY 10020; Dalton Greiner, Hartman, Maher & Co., 1100 Fifth Ave. South, Suite 301, Naples, FL 34102. Records relating to the Registrant's transfer agent are maintained by MainStay Shareholder Services Inc., 200 Cherry Hill Road, Parsippany, NJ 07054. Records relating to the duties of the Registrant's custodian for the Capital Appreciation Fund, Convertible Fund, High Yield Corporate Bond Fund, Government Fund, Money Market Fund, Tax Free Fund, Total Return Fund and Value Fund are maintained by State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, MA 02171; and records relating to Registrant's custodian for the California Tax Free Fund, New York Tax Free Fund, International Equity Fund, International Bond Fund, Equity Index Fund, Strategic Income Fund and Strategic Value Fund are maintained by The Bank of New York, 110 Washington Street, New York, NY 10286.



ITEM 31.  MANAGEMENT SERVICES.



     Inapplicable.



ITEM 32.  UNDERTAKINGS.

b. The Registrant hereby undertakes to file a post-effective amendment, including financial statements relating to the seven new funds discussed herein, which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 44 to the Registration Statement under the Securities Act of 1933.



c. The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and the State of New York, on the 17th day of March, 1998.



                                   THE MAINSTAY FUNDS

                             By:   /S/ Stephen C. Roussin
                                   -----------------------------------------
                                   STEPHEN C. ROUSSIN, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on March 17, 1998.

                  Signatures                      Title
                  ----------                      -----

               *                          Chairman and Trustee
-------------------------
DONALD K. ROSS



 /S/ Stephen C. Roussin                   President, Chief Executive
-------------------------                 Officer and Trustee
STEPHEN C. ROUSSIN



 /S/ Anthony W. Polis                     Chief Financial Officer
-------------------------                 (Principal Financial and
ANTHONY W. POLIS                          Accounting Officer)



              *                           Trustee
-------------------------
EDWARD J. HOGAN




             *
-------------------------                 Trustee
HARRY G. HOHN

               *
-------------------------                 Trustee
RICHARD M. KERNAN, JR.




              *
-------------------------                 Trustee
NANCY M. KISSINGER




              *
-------------------------                 Trustee
TERRY L. LIERMAN



              **
-------------------------                 Trustee
JOHN B. McGUCKIAN


              *
-------------------------                 Trustee
DONALD E. NICKELSON



              *
-------------------------                 Trustee
RICHARD S. TRUTANIC




              *
-------------------------                 Trustee
WALTER W. UBL




 /S/ Jeffrey L. Steele
-------------------------
JEFFREY L. STEELE



* Executed by Jeffrey L. Steele pursuant to a power of attorney filed with herewith.

** Executed by Jeffrey L. Steele pursuant to a power of attorney filed with Post-Effective Amendment No. 40 on August 28, 1997

                               POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Jeffrey L. Steele, Robert W. Helm, A. Thomas Smith III and Sara
L. Badler his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any and all Registration Statements applicable to The MainStay Funds and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and the states, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Signature                       Title                   Date
---------                       -----                   ----



/s/ Edward J. Hogan             Trustee                 January 26, 1998
----------------------
Edward J. Hogan

                               POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Jeffrey L. Steele, Robert W. Helm, A. Thomas Smith III and Sara
L. Badler his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any and all Registration Statements applicable to The MainStay Funds and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and the states, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Signature                       Title                   Date
---------                       -----                   ----



/s/ Harry G. Hohn               Trustee                 January 26, 1998
--------------------
Harry G. Hohn

                               POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Jeffrey L. Steele, Robert W. Helm, A. Thomas Smith III and Sara
L. Badler his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any and all Registration Statements applicable to The MainStay Funds and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and the states, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Signature                       Title                   Date
---------                       -----                   ----



/s/ Nancy Maginnes Kissinger    Trustee                 January 26, 1998
-----------------------------
Nancy Maginnes Kissinger

                               POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Jeffrey L. Steele, Robert W. Helm, A. Thomas Smith III and Sara
L. Badler his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any and all Registration Statements applicable to The MainStay Funds and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and the states, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Signature                       Title                   Date
---------                       -----                   ----



/s/ Richard M. Kernan, Jr.      Trustee                 January 26, 1998
---------------------------
Richard M. Kernan, Jr.

                               POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Jeffrey L. Steele, Robert W. Helm, A. Thomas Smith III and Sara
L. Badler his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any and all Registration Statements applicable to The MainStay Funds and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and the states, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Signature                       Title                   Date
---------                       -----                   ----



/s/ Terry L. Lierman            Trustee                 January 26, 1998
----------------------
Terry L. Lierman

                               POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Jeffrey L. Steele, Robert W. Helm, A. Thomas Smith III and Sara
L. Badler his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any and all Registration Statements applicable to The MainStay Funds and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and the states, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Signature                       Title                   Date
---------                       -----                   ----



/s/ Donald E. Nickelson         Trustee                 January 26, 1998
------------------------
Donald E. Nickelson

                               POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Jeffrey L. Steele, Robert W. Helm, A. Thomas Smith III and Sara
L. Badler his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any and all Registration Statements applicable to The MainStay Funds and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and the states, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Signature                       Title                   Date
---------                       -----                   ----



/s/ Donald K. Ross              Chairman and            January 26, 1998
--------------------            Trustee
Donald K. Ross

                               POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Jeffrey L. Steele, Robert W. Helm, A. Thomas Smith III and Sara
L. Badler his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any and all Registration Statements applicable to The MainStay Funds and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and the states, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Signature                       Title                   Date
---------                       -----                   ----



/s/ Richard S. Trutanic         Trustee                 January 26, 1998
-------------------------
Richard S. Trutanic

                               POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints each of Jeffrey L. Steele, Robert W. Helm, A. Thomas Smith III and Sara
L. Badler his true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him in his name, place and stead, to sign any and all Registration Statements applicable to The MainStay Funds and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and the states, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.



Signature                       Title                   Date
---------                       -----                   ----



/s/ Walter W. Ubl               Trustee                 January 26, 1998
--------------------
Walter W. Ubl